                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive officers:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders

July 9, 2004

Dear Shareholder:

   During the first six months of 2004, growth in stock markets around the globe cooled from prior periods due to the lack of progress in Iraq and worries about higher interest rates, among other factors. Nonetheless, many established and emerging markets registered moderate gains for the six-month period, with the Dow Jones World ex-U.S. Index rising +5.23% and the 30-stock domestic Dow Jones Industrial Average eking out a +0.87% gain (Source: Lipper Inc.).
   In the U.S., doubts over the durability of the economic recovery quickly melted in early April when the Bureau of Labor Statistics announced that new jobs for the prior month had topped 300,000 - a level roughly doubling expectations.
   The unexpected improvement caused a scramble among many investors who quickly estimated that wage pressures would mount, prices would rise, and that higher interest rates would soon follow. In turn, bond yields (which move opposite to bond prices) moved decidedly higher and fixed income total returns suffered throughout April. Fortunately, the bond market recovered in May and even exhibited gains in June. Although we expect the Federal Reserve to act more slowly on interest rates than the consensus does, investors should be aware that the general trend is now toward higher interest rates. Over time, this would generally imply pressure on fixed income prices, yet make yields more attractive.
   The broader global economy also continued to gain traction during the six months, led by strong U.S. growth and a suddenly resurgent Japan. For international investors, the hot debates have involved Asian markets, such as the staying power of Japan's recovery and the likelihood that Chinese officials can slow the growth of its overheated economy. Across Europe, economic growth has been slower to develop. The European Commission recently estimated that euro zone employment growth will be less than one half percent over the course of 2004.
   Still, the general economic trend in 2004 has been toward global expansion, and many stocks experienced gains, both at home and overseas. The market for domestic real estate investment trusts (REITs) also continued its general climb, making gains over six months despite a spring sell-off. The hot REIT market "corrected" and gave back 18% over seven trading days in early April before resuming its upward trend to post a modest gain for the period (Source: NAREIT).
   We continue to advise a cautious approach to the stock market, but also point out that many geopolitical issues that have influenced investors may become less threatening going forward. Also on a positive note, the valuation of the market, while not cheap, has become somewhat more attractive to us each month as prices stagnate while earnings grow.
   In general, we advise long-term investors to stay the course, and meet with a financial advisor regularly. The options in your annuity offer a selection of choices that should allow you to remain adequately diversified and properly positioned to pursue long-range financial goals.
   Thank you for your continued support of and commitment to Delaware
Investments.

Sincerely,


Jude T. Driscoll

Jude T. Driscoll
Chairman,
Delaware Investments Family of Funds

                                                          TOTAL RETURN
                                                         12/31/03-6/30/04
Standard & Poor's 500 Index                                  +3.44%
Russell 2000 Index                                           +6.76%
Lehman Brothers Aggregate Bond Index                         +0.15%
Morgan Stanley Capital International
   Europe, Australasia, Far East (MSCI EAFE) Index           +4.86%

Performance noted above assumes reinvestment of distributions. It is not intended to represent the performance of any Delaware VIP Series. The Standard & Poor's 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Russell 2000 Index is an unmanaged composite that tracks the stocks of 2,000 U.S. companies with small market capitalizations. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad investment-grade U.S. bond markets. The MSCI EAFE Index is an unmanaged composite of international stocks in Europe, Australasia, and the Far East. The indexes are unmanaged and assume no management fees or expenses. You cannot invest directly in an index. Past performance does not guarantee future results.

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
  COMMON STOCK-56.80%
  AEROSPACE & DEFENSE-1.63%
  Goodrich .....................................          12,600      $  407,358
  Honeywell International ......................          10,200         373,626
                                                                      ----------
                                                                         780,984
                                                                      ----------
  AUTOMOBILES & AUTOMOTIVE PARTS-0.47%
  General Motors ...............................           4,900         228,291
                                                                      ----------
                                                                         228,291
                                                                      ----------
  BANKING & FINANCE-12.77%
  American Express .............................           5,600         287,728
 +Ameritrade Holding ...........................          30,000         340,500
  Bank of America ..............................           5,500         465,410
  Capital One Financial ........................           5,800         396,604
  Citigroup ....................................          18,300         850,949
  Fannie Mae ...................................           6,100         435,296
  Goldman Sachs Group ..........................           2,800         263,648
  J.P. Morgan Chase ............................          12,500         484,625
  MBNA .........................................          30,500         786,595
  Mellon Financial .............................           9,900         290,367
  Merrill Lynch ................................           7,800         421,044
  Morgan Stanley ...............................           8,400         443,268
  U.S. Bancorp .................................          14,100         388,596
  Wells Fargo ..................................           4,900         280,427
                                                                      ----------
                                                                       6,135,057
                                                                      ----------
  BASIC INDUSTRY/CAPITAL GOODS-1.65%
  General Electric .............................          24,500         793,800
                                                                      ----------
                                                                         793,800
                                                                      ----------
  BUILDINGS & MATERIALS-0.51%
  Masco ........................................           7,900         246,322
                                                                      ----------
                                                                         246,322
                                                                      ----------
  CABLE, MEDIA & PUBLISHING-5.07%
  Clear Channel Communications .................           7,900         291,905
 +Comcast Special Class A ......................          15,400         425,194
*+Cox Communications Class A ...................          13,700         380,723
  New York Times Class A .......................           6,500         290,615
  Omnicom Group ................................           5,200         394,628
  Viacom Class B ...............................           9,500         339,340
 +Westwood One .................................          13,100         311,780
                                                                      ----------
                                                                       2,434,185
                                                                      ----------
  CHEMICALS-1.95%
  Air Products & Chemicals .....................           5,400         283,230
  Dow Chemical .................................           8,700         354,090
  duPont (E.I.) deNemours ......................           6,700         297,614
                                                                      ----------
                                                                         934,934
                                                                      ----------
  CONSUMER PRODUCTS-0.49%
  Clorox .......................................           4,400         236,632
                                                                      ----------
                                                                         236,632
                                                                      ----------
  ENERGY-2.04%
  ChevronTexaco ................................           2,700         254,097
  Exxon Mobil ..................................           8,800         390,808
  Kerr-McGee ...................................           6,200         333,374
                                                                      ----------
                                                                         978,279
                                                                      ----------
  FOOD, BEVERAGE & TOBACCO-2.09%
  Anheuser-Busch ...............................           4,400         237,600
  General Mills ................................           4,100         194,873
  PepsiCo ......................................          10,600         571,128
                                                                      ----------
                                                                       1,003,601
                                                                      ----------

                                                        NUMBER OF       MARKET
                                                         SHARES         VALUE
  COMMON STOCK (CONTINUED)
  HEALTHCARE & PHARMACEUTICALS-9.39%
  Abbott Laboratories ........................            5,400       $  220,104
 +Amgen ......................................            7,500          409,275
*+Anthem .....................................            5,100          456,756
 +Biogen Idec ................................            7,500          474,375
 +Boston Scientific ..........................            6,600          282,480
 +Caremark Rx ................................           12,900          424,926
 +Chiron .....................................            9,400          419,616
 +Forest Laboratories ........................            4,800          271,824
  GlaxoSmithKline ADR ........................           10,600          439,476
  Guidant ....................................            4,900          273,812
  Pfizer .....................................            7,300          250,244
 +Tenet Healthcare ...........................           24,800          332,568
  Wyeth ......................................            7,100          256,736
                                                                      ----------
                                                                       4,512,192
                                                                      ----------
  INSURANCE-1.54%
  Cigna ......................................            3,200          220,192
  PMI Group ..................................            6,700          291,584
  Prudential Financial .......................            4,900          227,703
                                                                      ----------
                                                                         739,479
                                                                      ----------
  LEISURE, LODGING & ENTERTAINMENT-0.80%
  Marriott International Class A .............            7,700          384,076
                                                                      ----------
                                                                         384,076
                                                                      ----------
  METALS & MINING-0.89%
  Alcoa ......................................           12,900          426,087
                                                                      ----------
                                                                         426,087
                                                                      ----------
  PAPER & FOREST PRODUCTS-0.81%
  International Paper ........................            8,700          388,890
                                                                      ----------
                                                                         388,890
                                                                      ----------
  RETAIL-3.99%
 +Bed Bath & Beyond ..........................            5,700          219,165
  Best Buy ...................................            5,300          268,922
  Gap ........................................           17,900          434,075
 +Kohl's .....................................            4,700          198,716
  McDonald's .................................           13,100          340,600
  Staples ....................................           15,500          454,305
                                                                      ----------
                                                                       1,915,783
                                                                      ----------
  TECHNOLOGY/COMMUNICATIONS-0.95%
 +Cisco Systems ..............................           19,200          455,040
                                                                      ----------
                                                                         455,040
                                                                      ----------
  TECHNOLOGY/HARDWARE-4.41%
 +Applied Materials ..........................           22,300          437,526
  Intel ......................................           25,300          698,280
 +National Semiconductor .....................           32,600          716,874
  Pitney Bowes ...............................            6,000          265,500
                                                                      ----------
                                                                       2,118,180
                                                                      ----------
  TECHNOLOGY/SOFTWARE-2.29%
 +Intuit .....................................            7,800          300,924
 +Oracle .....................................           28,700          342,391
 *SAP ADR ....................................           10,900          455,729
                                                                      ----------
                                                                       1,099,044
                                                                      ----------
  TELECOMMUNICATIONS-1.14%
  ALLTEL .....................................            6,600          334,092
  BCE ........................................           10,700          214,428
                                                                      ----------
                                                                         548,520
                                                                      ----------

                                                                      Balanced-1

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        NUMBER OF       MARKET
                                                         SHARES         VALUE
 COMMON STOCK (CONTINUED)
 TEXTILES, APPAREL & FURNITURE-0.87%
+Coach .......................................            9,200      $   415,748
                                                                     -----------
                                                                         415,748
                                                                     -----------
 TRANSPORTATION & SHIPPING-0.63%
 United Parcel Service Class B ...............            4,000          300,680
                                                                     -----------
                                                                         300,680
                                                                     -----------
 UTILITIES-0.42%
 Dominion Resources ..........................            3,200          201,856
                                                                     -----------
                                                                         201,856
                                                                     -----------
 TOTAL COMMON STOCK
    (COST $25,063,278) .......................                        27,277,660
                                                                     -----------
 PREFERRED STOCK-0.70%
 ENERGY-0.31%
 Nexen 7.35% .................................            5,775          147,609
                                                                     -----------
                                                                         147,609
                                                                     -----------
 TELECOMMUNICATIONS-0.39%
#Centaur Funding 144A 9.08% ..................              150          187,359
                                                                     -----------
                                                                         187,359
                                                                     -----------
 TOTAL PREFERRED STOCK
    (COST $296,821) ..........................                           334,968
                                                                     -----------

                                                            PRINCIPAL
                                                             AMOUNT
   AGENCY ASSET-BACKED SECURITIES-1.21%
   Freddie Mac Structure Pass Through
      Securities Series T-50 A3
      2.182% 9/27/07 ...................................    $ 22,551      22,528
***SLMA  Student Loan Trust
      Series 02-7 A2 1.56% 6/17/13 .....................     127,491     127,498
      Series 04-1 A1 1.21% 1/26/15 .....................     127,401     127,415
      Series 04-5 A2 1.585% 4/25/14 ....................     155,000     154,999
      Series 04-6 A2 1.697% 1/25/13 ....................     150,000     150,000
                                                                     -----------
   TOTAL AGENCY ASSET-BACKED SECURITIES
      (COST $582,352) ..................................                 582,440
                                                                     -----------
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.88%
   Fannie Mae Grantor Trust Series
      01-T8 A2 9.50% 7/25/41 ...........................      43,247      48,547
   Fannie Mae Whole Loan Series
      04-W9 2A1 6.50% 2/25/44 ..........................      65,000      67,763
   Freddie Mac
      Series 2764 TG 5.00% 3/15/34 .....................      65,000      57,989
      Series 80 Class EH 6.00% 11/15/31 ................      26,589      27,226
   Freddie Mac Structure Pass
      Through Securities
      Series T-58 1A2 3.108% 5/25/35 ...................      50,000      49,916
      Series T-58 2A 6.50% 9/25/43 .....................     106,074     110,814
   GNMA Series
      02 62 B 4.763% 1/16/25 ...........................      60,000      59,824
                                                                     -----------
   TOTAL AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS
      (COST $423,022) ..................................                 422,079
                                                                     -----------

                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
AGENCY MORTGAGE-BACKED SECURITIES-12.90%
Fannie Mae
     4.50% 10/1/10 ...........................       $  110,651       $  110,374
     4.50% 7/1/19 TBA ........................          300,000          293,156
     5.00% 7/1/19 TBA ........................          645,000          645,806
     5.00% 11/1/33 ...........................           77,834           76,058
     5.00% 7/1/34 TBA ........................          610,000          589,222
     5.50% 7/1/19 TBA ........................          565,000          577,889
     5.50% 3/1/29 ............................           98,676           98,923
     5.50% 4/1/29 ............................          109,224          109,497
     5.50% 7/1/34 TBA ........................          890,000          885,827
     6.00% 4/1/17 ............................           83,016           86,622
     6.00% 12/1/33 ...........................           41,096           42,072
     6.00% 7/1/34 TBA ........................          965,000          985,204
     6.50% 10/1/29 ...........................          166,901          174,822
     6.50% 4/1/32 ............................          215,139          224,215
     6.50% 3/1/34 ............................           95,000           98,919
     6.50% 7/1/34 TBA ........................           35,000           36,444
     7.50% 6/1/31 ............................          103,414          110,879
     7.50% 2/1/32 ............................           69,748           74,674
     9.50% 6/1/19 ............................           14,795           16,473
Freddie Mac
     5.00% 7/1/18 ............................          154,077          154,607
     5.00% 9/1/33 ............................          147,892          144,472
     5.00% 4/1/34 ............................          163,935          158,453
     5.50% 11/1/33 ...........................          176,929          176,763
     6.00% 10/1/29 ...........................          157,305          161,582
     6.50% 10/1/33 ...........................           32,362           33,767
GNMA
     6.50% 9/15/32 ...........................          104,049          108,894
     7.50% 1/15/32 ...........................           20,328           21,942
                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED
     SECURITIES (COST $6,155,211) ............                         6,197,556
                                                                      ----------
AGENCY OBLIGATIONS-1.59%
Fannie Mae 2.625% 1/19/07 ....................           65,000           63,757
Federal Home Loan Bank
   *2.50% 3/15/06 ............................          105,000          104,554
   *3.875% 8/22/08 ...........................           75,000           74,448
   *3.875% 2/12/10 ...........................          140,000          136,213
Freddie Mac
   *2.875% 5/15/07 ...........................           95,000           93,626
    3.50% 9/15/07 ............................          290,000          289,393
                                                                      ----------
TOTAL AGENCY OBLIGATIONS
     (COST $775,637) .........................                           761,991
                                                                      ----------
ASSET-BACKED SECURITIES-1.53%
AmeriCredit Automobile Receivables
     Trust Series 01-C A4
     5.01% 7/14/08 ...........................           85,000           87,013
Ameriquest Mortgage Securities
     Series 03-5 A2 2.43% 7/25/33 ............           37,557           37,554

                                                                      Balanced-2

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL       MARKET
                                                           AMOUNT        VALUE
   ASSET-BACKED SECURITIES (CONTINUED)
   Capital One Multi-Asset
        Execution Trust
        Series 03-A6 A6 2.95% 8/17/09 ............       $ 65,000       $ 64,554
        Series 03-C2 C2 4.32% 4/15/09 ............         25,000         25,281
        Series 03-C4 C4 6.00% 8/15/13 ............        115,000        118,513
  #Chase Funding Net Interest
      Margin Series 03-6A 144A
      5.00% 1/27/35 ..............................         28,761         28,617
   Citibank Credit Card Issuance
        Trust Series 03-A7 A7
        4.15% 7/7/17 .............................         45,000         40,868
   Honda Auto Receivables Owner
        Trust Series 04-2 A4
        3.81% 10/15/09 ...........................         60,000         60,062
***MBNA  Credit Card Master Note
        Trust Series 01-A1 A1
        5.75% 10/15/08 ...........................         90,000         94,444
   MBNA Master Credit Card Trust
        USA Series 96-B A
        1.499% 8/15/08 ...........................        100,000        100,408
   Mid-State Trust Series 11 A1
        4.864% 7/15/38 ...........................         26,164         24,452
   NationsCredit Grantor Trust
        Series 97-1A 6.75% 8/15/13 ...............         49,791         51,400
                                                                        --------
   TOTAL ASSET-BACKED SECURITIES
        (COST $735,640) ..........................                       733,166
                                                                        --------
   COMMERCIAL MORTGAGE-BACKED
        SECURITIES-1.18%
   Banc of America Commercial
        Mortgage Series 04-2 A2
        3.52% 11/10/38 ...........................         35,000         33,670
***Bear Stearns Commercial Securities
        Mortgage Series 04-PWR4 A2
        5.286% 6/11/41 ...........................         80,000         80,782
   Chase Commercial Mortgage
        Securities Series 96-2C
        6.90% 11/19/28 ...........................        350,000        375,364
  *Greenwich Capital Commercial
        Funding Series 04-GG1 A7
        5.317% 6/10/36 ...........................         75,000         75,035
                                                                        --------
   TOTAL COMMERCIAL MORTGAGE-
        BACKED SECURITIES
        (COST $536,873) ..........................                       564,851
                                                                        --------
   CORPORATE BONDS-11.56%
   AIRLINES-0.30%
  *American Airlines 6.817% 5/23/11 ..............         30,000         26,738
  *Continental Airlines
        6.503% 6/15/11 ...........................         95,000         88,608
   Delta Air Lines 7.299% 9/18/06 ................         45,000         28,690
                                                                        --------
                                                                         144,036
                                                                        --------
   AUTOMOBILES & AUTOMOTIVE PARTS-0.52%
  *Ford Motor 7.45% 7/16/31 ......................         75,000         71,693

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
    CORPORATE BONDS (CONTINUED)
    AUTOMOBILES & AUTOMOTIVE PARTS (CONTINUED)
   *General Motors
       7.125% 7/15/13 ..............................      $ 25,000    $   25,719
       8.375% 7/15/33 ..............................       125,000       132,684
    Johnson Controls 5.00% 11/15/06 ................        20,000        20,778
                                                                      ----------
                                                                         250,874
                                                                      ----------
    BANKING & FINANCE-3.38%
    Bear Stearns 4.65% 7/2/18 ......................        55,000        48,296
***#Bombardier Capital 144A
       3.359% 5/30/05 ..............................       100,000        99,507
    Citigroup 5.875% 2/22/33 .......................        45,000        42,560
    Credit Suisse First Boston USA
       6.125% 11/15/11 .............................        65,000        68,516
   #ERAC USA Finance 144A
       7.35% 6/15/08 ...............................        95,000       105,052
   #FGIC 144A 6.00% 1/15/34 ........................        40,000        38,943
   *Ford Motor Credit
       5.625% 10/1/08 ..............................        95,000        95,915
       7.00% 10/1/13 ...............................        40,000        40,447
    Franklin Resources 3.70% 4/15/08 ...............        50,000        49,272
    General Electric Capital
       5.45% 1/15/13 ...............................        70,000        71,093
  *#Glencore Funding 144A
       6.00% 4/15/14 ...............................        50,000        46,460
    GMAC
       6.75% 1/15/06 ...............................        45,000        47,170
       7.25% 3/2/11 ................................        55,000        57,800
       8.00% 11/1/31 ...............................        15,000        15,412
    Goldman Sachs Group
       5.25% 10/15/13 ..............................        45,000        43,773
       6.345% 2/15/34 ..............................       105,000        98,919
   *Household Finance
       4.125% 12/15/08 .............................        50,000        49,335
    International Lease Finance
       5.875% 5/1/13 ...............................        25,000        25,675
   #Mizuho Finance Group 144A
       5.79% 4/15/14 ...............................       180,000       177,266
    Morgan Stanley
       4.75% 4/1/14 ................................        65,000        60,084
       5.30% 3/1/13 ................................        15,000        14,786
    Popular North America
       4.25% 4/1/08 ................................        70,000        70,022
***#Premium Asset Series 04-01 144A
       1.27% 2/6/06 ................................        45,000        45,019
***#Rabobank Capital Funding II 144A
       5.26% 12/29/49 ..............................        35,000        33,931
 ***RBS Capital Trust I
       4.709% 12/29/49 .............................        60,000        55,417
    Regions Financial
       6.375% 5/15/12 ..............................        60,000        64,297
    UFJ Finance Aruba
       6.75% 7/15/13 ...............................        60,000        62,149
                                                                      ----------
                                                                       1,627,116
                                                                      ----------

                                                                      Balanced-3

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
  CORPORATE BONDS (CONTINUED)
  BUILDING & MATERIALS-0.19%
  Valspar 6.00% 5/1/07 ...........................       $ 45,000       $ 47,565
  York International 6.625% 8/15/06 ..............         40,000         42,484
                                                                        --------
                                                                          90,049
                                                                        --------
  CABLE, MEDIA & PUBLISHING-0.70%
  InterActiveCorp 6.75% 11/15/05 .................         90,000         93,559
  Liberty Media 3.50% 9/25/06 ....................         45,000         44,942
  Thomson Multimedia 5.75% 2/1/08 ................         30,000         31,684
  Time Warner
     7.70% 5/1/32 ................................         35,000         38,350
     8.18% 8/15/07 ...............................         90,000        100,639
  Time Warner Entertainment
     8.375% 3/15/23 ..............................         25,000         29,248
                                                                        --------
                                                                         338,422
                                                                        --------
  ENERGY-1.29%
  Halliburton Company
     5.50% 10/15/10 ..............................         95,000         96,237
 *Kinder Morgan Energy Partners
     7.75% 3/15/32 ...............................         15,000         16,693
  Northern Border Pipeline
     6.25% 5/1/07 ................................         60,000         64,348
  Pacific Gas & Electric 6.05% 3/1/34 ............        150,000        141,552
  Transocean Sedco Forex
     6.75% 4/15/05 ...............................         50,000         51,306
  USX 9.125% 1/15/13 .............................         40,000         50,156
  Valero Energy 6.125% 4/15/07 ...................         45,000         47,714
  Valero Logistics 6.05% 3/15/13 .................         80,000         82,028
  Weatherford International
     4.95% 10/15/13 ..............................         70,000         67,251
                                                                        --------
                                                                         617,285
                                                                        --------
  FOOD, BEVERAGE & TOBACCO-0.82%
  Kraft Foods
     4.00% 10/1/08 ...............................        100,000         98,635
     5.625% 11/1/11 ..............................         40,000         40,752
  Nabisco 6.85% 6/15/05 ..........................         40,000         41,365
  Safeway 6.15% 3/1/06 ...........................         30,000         31,380
  Universal 6.50% 2/15/06 ........................         40,000         42,105
  UST
     6.625% 7/15/12 ..............................         55,000         59,656
     8.80% 3/15/05 ...............................         75,000         78,015
                                                                        --------
                                                                         391,908
                                                                        --------
  HEALTHCARE & PHARMACEUTICALS-0.59%
  Boston Scientific 5.45% 6/15/14 ................         40,000         40,321
 *Medco Health Solutions
     7.25% 8/15/13 ...............................        145,000        155,514
  Wyeth 5.50% 2/1/14 .............................         90,000         86,153
                                                                        --------
                                                                         281,988
                                                                        --------
  INSURANCE-0.58%
  Aegon NV 4.75% 6/1/13 ..........................         20,000         19,110
 #Farmers Insurance 144A
     8.625% 5/1/24 ...............................         70,000         78,602
  Harleysville Group 5.75% 7/15/13 ...............         10,000          9,304
*#Liberty Mutual 144A
     7.00% 3/15/34 ...............................         40,000         38,990
 #Nationwide Mutual Insurance 144A
     7.875% 4/1/33 ...............................         50,000         56,983

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
    CORPORATE BONDS (CONTINUED)
    INSURANCE (CONTINUED)
***#Oil Insurance 144A 5.15% 8/15/33 ...........      $   75,000      $   75,177
                                                                      ----------
                                                                         278,166
                                                                      ----------
    METALS & MINING-0.08%
    Barrick Gold 7.50% 5/1/07 ..................          35,000          38,512
                                                                      ----------
                                                                          38,512
                                                                      ----------
    REAL ESTATE-0.10%
    Developers Diversified Realty
         4.625% 8/1/10 .........................          50,000          48,074
                                                                      ----------
                                                                          48,074
                                                                      ----------
    TELECOMMUNICATIONS-1.40%
    AT&T
         7.50% 6/1/06 ..........................          20,000          21,147
         8.05% 11/15/11 ........................          85,000          87,391
         8.75% 11/15/31 ........................          30,000          29,358
    Deutsche Telekom International
         Finance 8.75% 6/15/30 .................          70,000          85,445
   #Singapore Telecommunications 144A
         7.375% 12/1/31 ........................         110,000         122,475
    Sprint Capital
         4.78% 8/17/06 .........................          40,000          40,795
         6.375% 5/1/09 .........................          25,000          26,504
         8.375% 3/15/12 ........................          40,000          46,040
         8.75% 3/15/32 .........................          50,000          58,431
    Verizon New York
         6.875% 4/1/12 .........................          20,000          21,475
        *7.375% 4/1/32 .........................          65,000          68,624
    Verizon Wireless 5.375% 12/15/06 ...........          60,000          62,588
                                                                      ----------
                                                                         670,273
                                                                      ----------
    UTILITIES-1.61%
    Avista 7.75% 1/1/07 ........................         130,000         140,777
    Consumers Energy 6.00% 3/15/05 .............          75,000          76,762
    Detroit Edison 5.05% 10/1/05 ...............          75,000          76,890
    Exelon Generation 6.95% 6/15/11 ............          40,000          43,858
    FPL Group Capital 3.25% 4/11/06 ............          80,000          80,280
    Oncor Electric Delivery
         7.00% 5/1/32 ..........................          25,000          26,972
   #Power Contract 144A 5.20% 2/1/06 ...........          65,479          65,907
    PSEG Power 8.625% 4/15/31 ..................          25,000          30,625
   *Sempra Energy 4.75% 5/15/09 ................          55,000          55,391
    Southern California Edison
         6.00% 1/15/34 .........................          35,000          33,649
    Southern Capital 5.30% 2/1/07 ..............          45,000          47,459
    Telefonos de Mexico
         4.50% 11/19/08 ........................          65,000          63,424
    TXU Energy 7.00% 3/15/13 ...................          30,000          32,722
                                                                      ----------
                                                                         774,716
                                                                      ----------
    TOTAL CORPORATE BONDS
         (COST $5,546,175) .....................                       5,551,419
                                                                      ----------
    MUNICIPAL BONDS-1.24%
    California State
         5.00% 2/1/33 ..........................          20,000          19,163
         5.25% 7/1/13 ..........................          40,000          43,892
    Colorado Department Transportation
         5.00% 12/15/12 ........................          70,000          76,074

                                                                      Balanced-4

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL        MARKET
                                                          AMOUNT         VALUE
   MUNICIPAL BONDS (CONTINUED)
   Forsyth, Montana Pollution Control
      Revenue (Portland General Project)
      Series A 5.20% 5/1/33 ......................       $ 25,000       $ 25,989
   Golden State Tobacco Securitization
      5.50% 6/1/43 ...............................         35,000         34,638
   Illinois State Taxable Pension
      5.10% 6/1/33 ...............................         40,000         35,715
   Long Island, New York Power
      Authority Series A
      5.00% 6/1/08 ...............................         40,000         42,386
   Metropolitan Washington District
      of Columbia Airport Authority
      5.00% 10/1/34 ..............................         30,000         28,775
   Puerto Rico Public Buildings
      Authority Revenue 5.25% 7/1/33 .............         80,000         80,123
   State of Oregon 5.892% 6/1/27 .................         80,000         80,851
   West Virginia Economic Development
      Authority
      5.37% 7/1/20 ...............................         15,000         14,586
      6.07% 7/1/26 ...............................         60,000         59,497
   Wisconsin State General Revenue
      5.70% 5/1/26 ...............................         55,000         54,085
                                                                        --------
   TOTAL MUNICIPAL BONDS
      (COST $600,899) ............................                       595,774
                                                                        --------
   NON-AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS-3.90%
   Bank of America Alternative Loan Trust
      Series 03-10 2A1 6.00% 12/25/33 ............        112,799        111,628
      Series 04-2 1A1 6.00% 3/25/34 ..............         57,598         57,984
***Bank of America Mortgage Securities
      Series 03-D 1A2 3.428% 5/25/33 .............          6,637          6,592
      Series 03-I 2A4 3.828% 10/25/33 ............         85,000         84,629
      Series 04-A 1A1 3.472% 2/25/34 .............         44,587         44,406
      Series 04-E 1A1 3.555% 6/25/34 .............         68,736         67,958
   Credit Suisse First Boston Securities
      Series 03-23 6A1 6.50% 9/25/33 .............         99,331        102,454
      Series 03-29 5A1 7.00% 12/25/33 ............         91,338         96,234
      Series 04-1 3A1 7.00% 2/25/34 ..............         47,624         50,040
***Deutsche Mortgage Securities
      Pass-Through Trust Series 04-4 1A2
      4.01% 4/25/34 ..............................         40,000         39,931
   First Horizon Mortgage Pass-Through
      Trust Series 03-5 1A17
      8.00% 7/25/33 ..............................         27,615         29,147
  #GSMPS Mortgage Loan Trust
      Series 98-3 A 144A 7.75% 9/19/27 ...........         65,485         70,410
   GSR Mortgage Home Loan Trust Series
      04-2F 6A1 7.00% 1/25/34 ....................         38,696         40,471
***Master Adjustable Rate Mortgages
      Trust Series 03-6 1A2
      3.075% 12/25/33 ............................         65,000         64,335

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
    NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS (CONTINUED)
    Master Alternative Loan Trust
       Series 03-6 3A1 8.00% 9/25/33 ...............    $   24,020    $   25,334
       Series 03-9 1A1 5.50% 12/25/18 ..............        91,097        92,805
       Series 04-1 2A1 7.00% 1/25/34 ...............        75,700        78,515
    Nomura Asset Acceptance
       Series 04-AP1 A2 3.238% 3/25/34 .............       125,000       123,690
    ***Series 04-AP2 A2 4.099% 7/25/34 .............        50,000        49,906
    Prime Mortgage Trust Series
       04-CL1 1A1 6.00% 2/25/34 ....................        21,178        21,415
    Residential Asset Mortgage Products
    ***Series 04-RZ2 AI3 4.30% 1/25/31 .............        40,000        40,281
       Series 04-SL1 A3 7.00% 3/25/34 ..............        62,367        64,655
    Residential Funding Mortgage Securities
       Series 04-S5 1A7 5.25% 4/25/15 ..............        44,744        44,688
    Structured Asset Securities
    ***Series 02-22H 1A 7.00% 11/25/32 .............        32,435        33,400
       Series 04-12H 1A 6.00% 5/25/34 ..............        83,549        84,437
***#Summit Mortgage Trust Series
       02-1 B2 144A 6.248% 6/28/16 .................        25,000        25,188
    Washington Mutual
    ***Series 03-AR4 A7 3.95% 5/25/33 ..............        47,830        47,641
       Series 03-S1 A1 5.00% 4/25/33 ...............        11,165        11,161
    ***Series 04-AR7 A6 3.963% 7/25/34 .............        65,000        62,684
 ***Wells Fargo Mortgage Backed Securities Trust
       Series 03-K 2A5 4.522% 11/25/33 .............        55,000        51,811
       Series 03-M A1 4.746% 12/25/33 ..............        92,905        89,793
       Series 04-I 1A1 3.399% 7/25/34 ..............        60,000        59,700
                                                                      ----------
    TOTAL NON-AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (COST $1,888,302) ...........................                   1,873,323
                                                                      ----------
    SOVEREIGN DEBT-0.12%
    United Mexican States 8.30% 8/15/31 ............        55,000        57,750
                                                                      ----------
    TOTAL SOVEREIGN DEBT
       (COST $57,219) ..............................                      57,750
                                                                      ----------
    U.S. TREASURY OBLIGATIONS-5.56%
  ^*U.S. Treasury Bonds 5.375% 2/15/31 .............       260,000       262,306

    U.S. Treasury Inflation Index Notes
      ^2.00% 1/15/14 ...............................       167,863       166,919
      *3.625% 1/15/08 ..............................        34,907        38,159
    U.S. Treasury Note
      *1.50% 3/31/06 ...............................       730,000       716,969
      *1.875% 12/31/05 .............................       310,000       307,518
      *2.25% 4/30/06 ...............................       875,000       869,292
      *2.50% 5/31/06 ...............................       230,000       229,299
       4.00% 6/15/09 ...............................        20,000        20,177
       4.75% 5/15/14 ...............................        60,000        60,645
                                                                      ----------
    TOTAL U.S. TREASURY OBLIGATIONS
       (COST $2,672,012) ...........................                   2,671,284
                                                                      ----------

                                                                      Balanced-5

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
REPURCHASE AGREEMENTS-8.27%
With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $2,068,072 collateralized by $396,000
   U.S. Treasury Bills due 11/4/04, market
   value $393,974, $1,404,000
   U.S. Treasury Bills due 11/18/04, market
   value $1,395,801, $323,000
   U.S. Treasury Bills due 12/23/04,
   market value $320,227) ........................    $ 2,068,000    $ 2,068,000
With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $1,902,066 collateralized by $366,000
   U.S. Treasury Notes 2.25% due 7/31/04,
   market value $369,395, $366,000
   U.S. Treasury Notes 5.875% due 11/15/05,
   market value $385,066, $1,099,000
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $1,194,169) ......................      1,902,000      1,902,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $3,970,000) .............................                     3,970,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL-107.44%
   (COST $49,303,441) ............................                    51,594,261
                                                                     -----------
SECURITIES LENDING COLLATERAL**-5.40%
Short-Term Investments
Abbey National New York
   1.19%  10/15/04 ...............................         46,709         47,602
ABN AMRO Bank Tokyo
   1.10% 7/20/04 .................................         50,148         50,146
Barclays Bank London 1.10% 8/19/04 ...............         76,240         76,225
Bayerische Landesbank 1.644% 8/30/04 .............         40,107         40,110
BNP Paribas 1.29% 8/16/04 ........................         96,283         96,280
CDC IXIS 1.485% 11/12/04 .........................         80,286         80,233
Citibank 1.06% 7/6/04 ............................         80,234         80,233
Credit Suisse First Boston
   1.60% 12/13/04 ................................         80,301         80,233

                                                      PRINCIPAL          MARKET
                                                        AMOUNT           VALUE
SECURITIES LENDING
   COLLATERAL (CONTINUED)
Deutsche Bank Financial
   1.57% 2/22/05 .............................       $   20,044       $   20,074
Fortis Bank 1.10% 7/26/04 ....................          100,997          101,004
General Electric Capital
   1.103% 10/25/04 ...........................           34,121           34,152
   1.555% 2/3/05 .............................           30,074           30,130
   1.569% 10/4/04 ............................           30,087           30,116
Goldman Sachs Group LP
   1.14% 7/20/04 .............................           70,205           70,204
   1.68% 12/8/04 .............................           47,137           47,137
ING Bank NV
   1.10% 9/30/04 .............................           80,306           80,233
Merrill Lynch Mortgage Capital
   1.60% 7/12/04 .............................           80,233           80,233
Morgan Stanley
   1.359% 8/1/05 .............................           20,024           20,058
   1.58% 3/10/05 .............................           80,233           80,233
National Rural Utilities
   1.302% 8/2/04 .............................          136,354          136,194
Rabobank 1.555% 3/2/05 .......................          100,294          100,273
Royal Bank of Canada
   1.26% 6/27/05 .............................          100,291          100,261
Royal Bank of Scotland
   1.06% 7/2/04 ..............................          100,323          100,323
Societe Generale
   1.179% 7/14/04 ............................           50,337           50,322
   1.585% 12/8/04 ............................           80,223           80,223
Svenska Stockholm 1.10% 8/9/04 ...............          100,305          100,292
UBS Securities LLC 1.50% 7/1/04 ..............          501,406          501,406
Union Bank of Switzerland
   1.13% 12/20/04 ............................          100,291          100,291
Wachovia Bank NA 1.564% 11/15/04 .............           80,244           80,268
Wells Fargo Bank 1.26% 8/1/05 ................          100,587          100,291
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $2,594,780) .........................                         2,594,780
                                                                      ----------

                                                                      Balanced-6

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-112.84% (COST $51,898,221) ........................................................   $54,189,041++

OBLIGATION TO RETURN SECURITY LENDING COLLATERAL-(5.40%)** .........................................................    (2,594,780)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(7.44%) ............................................................    (3,572,817)
                                                                                                                       -----------
NET ASSETS APPLICABLE TO 3,781,724 SHARES OUTSTANDING-100.00% ......................................................   $48,021,444
                                                                                                                       ===========
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($48,016,750 / 3,781,354 SHARES) .......................        $12.70
                                                                                                                            ======
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($4,694 / 369.7 SHARES) .................................        $12.70
                                                                                                                            ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:##
Shares of beneficial interest (unlimited authorization-no par) .....................................................   $69,863,062
Undistributed net investment income ................................................................................       479,997
Accumulated net realized loss on investments .......................................................................   (24,611,127)
Net unrealized appreciation of investments .........................................................................     2,289,512
                                                                                                                       -----------
Total net assets ...................................................................................................   $48,021,444
                                                                                                                       ===========

------------
  *Fully or partially on loan.
 **See Note #10 in "Notes to Financial Statements."
***Variable Rate Notes-the interest rate shown is the rate as of June 30, 2004.
  ^Fully or partially pledged as collateral for financial futures contracts and options written.
  #Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #11 in "Notes to Financial Statements."
 ##See Note #4 in "Notes to Financial Statements."
  +Non-income producing security for the period ended June 30, 2004.
 ++Includes $4,026,801 of securities on loan.

   ADR-American Depositary Receipts
   GNMA-Government National Mortgage Association
   SLMA-Student Loan Marketing Association
   TBA-To be announced

                             See accompanying notes

                                                                      Balanced-7

DELAWARE VIP TRUST-
DELAWARE VIP BALANCED SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Interest ......................................................     $   390,454
Dividends .....................................................         244,947
Foreign tax withheld ..........................................            (909)
Securities lending income .....................................           3,215
                                                                    -----------
                                                                        637,707
                                                                    -----------
EXPENSES:
Management fees ...............................................         164,993
Accounting and administration expenses ........................           9,600
Custodian fees ................................................           5,641
Legal and professional fees ...................................           5,418
Dividend disbursing and transfer agent fees and expenses ......           2,546
Reports and statements to shareholders ........................           2,522
Trustees' fees ................................................           1,040
Registration fees .............................................             125
Distribution expenses-Service Class ...........................               7
Other .........................................................           1,839
                                                                    -----------
                                                                        193,731
Less waiver of distribution expenses-Service Class ............              (2)
Less expenses paid indirectly .................................            (549)
                                                                    -----------
Total expenses ................................................         193,180
                                                                    -----------

NET INVESTMENT INCOME .........................................         444,527
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
Investments ...................................................       2,954,916
Futures contracts .............................................         (30,598)
Options written ...............................................              25
Swap agreements ...............................................          (4,735)
                                                                    -----------
Net realized gain .............................................       2,919,608
Net change in unrealized appreciation / depreciation
   of investments .............................................      (3,007,558)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .............................................         (87,950)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $   356,577
                                                                    ===========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP BALANCED SERIES
STATEMENTS OF CHANGES IN NET ASSETS
                                                   SIX MONTHS         YEAR
                                                  ENDED 6/30/04       ENDED
                                                   (UNAUDITED)       12/31/03
                                                  -------------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................   $    444,527    $    928,917
Net realized gain on investments ...............      2,919,608           9,206
Net change in unrealized appreciation /
   depreciation of investments .................     (3,007,558)      8,023,420
                                                   ------------    ------------
Net increase in net assets resulting
   from operations .............................        356,577       8,961,543
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................     (1,058,365)     (1,598,053)
   Service Class ...............................            (88)           (121)
                                                   ------------    ------------
                                                     (1,058,453)     (1,598,174)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................        509,121       1,971,439
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ..............................      1,058,365       1,598,053
   Service Class ...............................             88             121
                                                   ------------    ------------
                                                      1,567,574       3,569,613
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ..............................     (6,081,729)    (12,488,115)
                                                   ------------    ------------
Decrease in net assets derived from
   capital share transactions ..................     (4,514,155)     (8,918,502)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS .....................     (5,216,031)     (1,555,133)

NET ASSETS:
Beginning of period ............................     53,237,475      54,792,608
                                                   ------------    ------------
End of period (including undistributed
   net investment income of $479,997
   and $1,054,243, respectively) ...............   $  48,021,44    $ 53,237,475
                                                   ============    ============

                             See accompanying notes

                                                                      Balanced-8

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                           SIX MONTHS
                                                              ENDED
                                                            6/30/04(1)                  YEAR ENDED DECEMBER 31,
                                                           (UNAUDITED)     2003       2002       2001(2)      2000          1999
                                                           -----------------------------------------------------------------------
Net asset value, beginning of period ......................   $12.890    $11.170     $13.730     $15.230     $17.340       $20.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ..................................     0.112      0.211       0.258       0.329       0.399         0.408
Net realized and unrealized gain (loss) on investments ....    (0.034)     1.872      (2.430)     (1.494)     (0.956)       (1.958)
                                                              -------    -------     -------     -------     -------       -------
Total from investment operations ..........................     0.078      2.083      (2.172)     (1.165)     (0.557)       (1.550)
                                                              -------    -------     -------     -------     -------       -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (0.268)    (0.363)     (0.388)     (0.335)     (0.451)       (0.380)
Net realized gain on investments ..........................         -          -           -           -      (1.102)       (0.770)
                                                              -------    -------     -------     -------     -------       -------
Total dividends and distributions .........................    (0.268)    (0.363)     (0.388)     (0.335)     (1.553)       (1.150)
                                                              -------    -------     -------     -------     -------       -------

Net asset value, end of period ............................   $12.700    $12.890     $11.170     $13.730     $15.230       $17.340
                                                              =======    =======     =======     =======     =======       =======

Total return(4) ...........................................     0.62%     19.21%     (16.27%)     (7.66%)     (3.12%)       (7.85%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $48,016    $53,233     $54,789     $90,377    $120,705      $172,002
Ratio of expenses to average net assets ...................     0.76%      0.77%       0.75%       0.73%       0.79%         0.74%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .........     0.76%      0.77%       0.76%       0.73%       0.79%         0.74%
Ratio of net investment income to average net assets ......     1.75%      1.80%       2.10%       2.37%       2.54%         2.17%
Ratio of net investment income to average net
  assets prior to expense limitation and expenses
  paid indirectly .........................................     1.75%      1.80%       2.09%       2.37%       2.54%         2.17%

Portfolio turnover ........................................      284%       231%        303%        336%        179%          107%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions Audit of the AICPA and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in 0.009, an net investment income per share of $ increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                      Balanced-9

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP BALANCED SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                                ENDED                                                 5/1/00(3)
                                                              6/30/04(1)          YEAR ENDED DECEMBER 31,                 TO
                                                             (UNAUDITED)     2003           2002          2001(2)      12/31/00
                                                             ------------------------------------------------------------------
Net asset value, beginning of period ......................    $12.880      $11.170        $13.720        $15.230       $15.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4) ..................................      0.097        0.186          0.238          0.308         0.246
Net realized and unrealized gain (loss) on investments ....     (0.035)       1.867         (2.421)        (1.498)        0.024
                                                               -------      -------        -------        -------       -------
Total from investment operations ..........................      0.062        2.053         (2.183)        (1.190)        0.270
                                                               -------      -------        -------        -------       -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................     (0.242)      (0.343)        (0.367)        (0.320)       (0.120)
                                                               -------      -------        -------        -------       -------
Total dividends and distributions .........................     (0.242)      (0.343)        (0.367)        (0.320)       (0.120)
                                                               -------      -------        -------        -------       -------

Net asset value, end of period ............................    $12.700      $12.880        $11.170        $13.720       $15.230
                                                               =======      =======        =======        =======       =======

Total return(5) ...........................................      0.49%       18.90%        (16.40%)        (7.76%)        1.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................         $5           $5             $4             $5            $5
Ratio of expenses to average net assets ...................      1.01%        0.99%          0.90%          0.88%         0.94%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .........      1.06%        1.02%          0.91%          0.88%         0.94%
Ratio of net investment income to average net assets ......      1.50%        1.58%          1.95%          2.22%         2.39%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly.      1.45%        1.55%          1.94%          2.22%         2.39%
Portfolio turnover ........................................       284%         231%           303%           336%          179%

-------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the Audit provisions of the AICPA and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in $0.009, net investment income per share of an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                     Balanced-10

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $315 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004, were approximately $234. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

                                                                     Balanced-11

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,               OTHER
     INVESTMENT          TRANSFER AGENT, ACCOUNTING           EXPENSES
     MANAGEMENT           AND ADMINISTRATION FEES             PAYABLE
   FEE PAYABLE TO            AND OTHER EXPENSES                TO DMC
        DMC                    PAYABLE TO DSC              AND AFFILIATES*
   --------------        --------------------------        ---------------
      $10,751                      $639                         $677

-----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $1,872.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..............  $53,118,928
Purchases of U.S. government securities .................................................   18,011,064
Sales other than U.S. government securities and short-term investments ..................   57,110,313
Sales of U.S. government securities .....................................................   18,819,176

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE              AGGREGATE
  COST OF             UNREALIZED             UNREALIZED         NET UNREALIZED
INVESTMENTS          APPRECIATION           DEPRECIATION         APPRECIATION
-----------          ------------           ------------        --------------
$49,792,191          $2,579,633              $(777,563)           $1,802,070

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                                SIX MONTHS          YEAR
                                                  ENDED             ENDED
                                                 6/30/04*          12/31/03
                                                ----------         --------
Ordinary income .............................   $1,058,453        $1,598,174

-----------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                     Balanced-12

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..............  $69,863,062
Undistributed ordinary income ..............      479,997
Capital loss carryforwards .................  (24,123,725)
Unrealized appreciation of investments .....    1,802,110
                                              -----------
Net assets .................................  $48,021,444
                                              ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                       UNDISTRIBUTED           ACCUMULATED
                            NET                 REALIZED
                     INVESTMENT INCOME         GAIN (LOSS)
                     -----------------         -----------
                          $39,680               $(39,680)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $27,041,597 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$8,963,267 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in
2010 and $473,349 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $2,917,872 which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                               SIX MONTHS              YEAR
                                                                                  ENDED                ENDED
                                                                                 6/30/04             12/31/03
                                                                               ----------            --------
Shares sold:
   Standard Class ...........................................................      39,849             166,080
   Service Class ............................................................           -                   -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...........................................................      83,731             145,278
   Service Class ............................................................           7                  11
                                                                                 --------          ----------
                                                                                  123,587             311,369
                                                                                 --------          ----------
Shares repurchased:
   Standard Class ...........................................................    (472,278)         (1,084,706)
                                                                                 --------          ----------
Net decrease ................................................................    (348,691)           (773,337)
                                                                                 ========          ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

                                                                     Balanced-13

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2004 were as follows:

                                                                                     UNREALIZED
                 CONTRACTS                NOTIONAL                                  APPRECIATION
               TO BUY (SELL)           COST (PROCEEDS)     EXPIRATION DATE         (DEPRECIATION)
               -------------           ---------------     ---------------         --------------
     3 U.S. Treasury 10 year Notes        $326,120              9/04                  $ 1,459
     (5) U.S. Treasury 5 year Notes        541,037              9/04                   (2,807)
                                                                                      -------
                                                                                      $(1,348)
                                                                                      =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. OPTIONS WRITTEN
During the six months ended June 30, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2004 for the Series, were as follows:

                                                                        NUMBER
                                                                     OF CONTRACTS        PREMIUMS
                                                                     ------------        --------
Options outstanding at December 31, 2003 .........................        32             $12,280
Options written ..................................................        78              34,263
Options terminated in closing purchase transaction ...............      (110)            (46,543)
                                                                        ----             -------
Options outstanding at June 30, 2004 .............................         -             $     -
                                                                        ====             =======

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. SWAP AGREEMENTS
During the six months ended June 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at June 30, 2004.

                                                                     Balanced-14

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2004, the market value of the securities on loan was $4,026,801, for which the Series received securities collateral, comprised of U.S. government obligations valued at $1,462,845, and cash collateral of $2,594,780. Investments purchased with cash collateral are presented on the Statements of Net Assets under the caption "Securities Lending Collateral."

11. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144Aof the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                     Balanced-15

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
 AGENCY ASSET-BACKED
   SECURITIES-3.24%
+SLMA Student Loan Trust
  Series 96-3 A2 2.156% 10/25/11 ...............      $  550,000      $  553,921
  Series 02-7 A2 1.56% 6/17/13 .................         158,265         158,274
  Series 04-1 A1 1.21% 1/26/15 .................         153,760         153,776
  Series 04-5 A2 1.585% 4/25/14 ................          85,000          85,000
                                                                      ----------
 TOTAL AGENCY ASSET-BACKED SECURITIES
  (COST $948,412) ..............................                         950,971
                                                                      ----------
 AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS-6.95%
 Fannie Mae
  Series 03-18 Class DA 4.50% 11/25/14 .........         171,573         173,444
  Series 03-86 Class OJ 5.00% 3/25/17 ..........         155,000         159,108
 Fannie Mae Grantor Trust Series 01-T8
  Class A2 9.50% 7/25/41 .......................          66,837          75,027
 Fannie Mae Whole Loan
  Series 02-W1 Class 1A2 4.81% 12/25/33 ........          18,138          18,137
  Series 02-W7 Class A2 4.80% 3/25/22 ..........         152,119         152,346
  Series 03-W14 Class 1A5 4.71% 9/25/43 ........         295,000         300,051
  Series 04-W9 2A1 6.50% 2/25/44 ...............         135,000         140,738
 Freddie Mac
  Series 1490 CA 6.50% 4/15/08 .................         166,239         172,077
 +Series 19 F 2.111% 6/1/28 ....................          48,423          48,263
  Series 2764 5.00% 3/15/34 ....................         110,000          98,135
 Freddie Mac Structured Pass
  Through Securities
  Series T-58 Class 1A2 3.108% 5/25/35 .........         110,000         109,814
  Series T-58 Class 2A  6.50% 9/25/43 ..........         203,989         213,105
 GNMA
  Series 02-61 Class BA 4.648% 3/16/26 .........          80,000          80,088
  Series 02-62 B 4.763% 1/16/25 ................          80,000          79,766
  Series 03-5 B 4.486% 10/16/25 ................         145,000         142,702
  Series 04-45 Class A  4.02% 12/16/21 .........          75,000          74,678
                                                                      ----------
 TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (COST $2,049,986) ................                       2,037,479
                                                                      ----------
 AGENCY MORTGAGE-BACKED
  SECURITIES-12.12%
 Fannie Mae
  +4.142% 12/1/33 ..............................         270,280         276,362
   4.50% 7/1/19 ................................         170,000         166,122
   5.00% 7/1/19 ................................         900,000         901,126
   5.00% 1/1/34 ................................         164,665         160,909
   5.00% 1/1/34 ................................         231,913         226,115
   6.00% 7/1/34 ................................          35,000          35,733
   6.50% 4/1/12 ................................         111,513         118,099
   6.50% 3/1/34 ................................          45,000          46,856
   6.52% 1/1/08 ................................         203,015         217,606
   7.50% 12/1/10 ...............................          24,405          25,572
   7.50% 6/1/31 ................................         128,502         137,778
   8.00% 10/1/14 ...............................          56,570          59,894
   8.50% 9/20/10 ...............................          49,387          52,196
   8.50% 5/1/11 ................................          18,047          19,265

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
 AGENCY MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  8.50% 8/1/12 ...................................     $   42,845     $   45,764
  9.00% 4/1/09 ...................................         27,688         29,704
  9.00% 6/1/09 ...................................        152,649        169,202
 Freddie Mac
   3.50% 9/1/18 ..................................        119,073        114,086
   3.50% 10/1/18 .................................         19,252         18,446
   3.904% 4/1/33 .................................        235,000        237,660
   4.00% 6/1/08 ..................................         39,659         39,671
   4.00% 1/1/09 ..................................        198,563        198,563
   6.00% 10/1/29 .................................        152,538        156,685
   8.50% 10/1/15 .................................         35,407         38,107
   9.25% 9/1/08 ..................................         13,363         14,498
 GNMA
  6.00% 1/15/09 ..................................         16,443         17,270
  8.50% 8/15/10 ..................................          9,393         10,000
  12.00% 6/20/14 .................................          9,313         10,637
  12.00% 3/20/15 .................................          3,405          3,895
  12.00% 2/20/16 .................................          4,205          4,817
                                                                      ----------
 TOTAL AGENCY MORTGAGE-BACKED
  SECURITIES (COST $3,570,797) ...................                     3,552,638
                                                                      ----------
 AGENCY OBLIGATIONS-4.56%
 Federal Home Loan Bank
  2.875% 9/15/06 .................................        310,000        308,807
 Freddie Mac
  1.875% 2/15/06 .................................        155,000        152,750
  2.00% 2/23/06 ..................................        580,000        573,145
  2.875% 5/15/07 .................................        305,000        300,587
                                                                      ----------
 TOTAL AGENCY OBLIGATIONS
  (COST $1,340,796) ..............................                     1,335,289
                                                                      ----------
 ASSET-BACKED SECURITIES-7.05%
 Ameriquest Mortgage Securities Series
  03-5 A2 2.43% 7/25/33 ..........................         60,090         60,087
 Capital One Multi-Asset Execution Trust
  Series 03-A6 A6 2.95% 8/17/09 ..................        120,000        119,176
  Series 03-C2 C2 4.32% 4/15/09 ..................         55,000         55,618
  Series 03-C4 C4 6.00% 8/15/13 ..................        190,000        195,803
 Citibank Credit Card Issuance Trust
  Series 03-A7 A7 4.15% 7/7/17 ...................         65,000         59,032
#Countrywide Asset-Backed Certificates
  Series 04-BC1N Note 144A
  5.50% 4/25/35 ..................................         44,315         44,161
 Freddie Mac Structure Pass Through
  Securities Series T-50 A3
  2.182% 9/27/07 .................................         65,602         65,535
 Honda Auto Receivables Owner Trust
  Series 2004-2 Class A4
  3.81% 10/15/09 .................................         75,000         75,078
 John Deere Owner Trust Series 04-A
  Class A4 3.02% 3/15/11 .........................        225,000        223,925
 MBNA Credit Card Master Note Trust
 +Series 96-B Class A 1.499% 8/15/08 .............        115,000        115,468
  Series 01-A1 Class A1 5.75% 10/15/08 ...........        280,000        293,826


                                                              Capital Reserves-1

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
 ASSET-BACKED SECURITIES (CONTINUED)
 Mid-State Trust Series 11 A1
   4.864% 7/15/38 ................................     $   47,967     $   44,828
 NationsCredit Grantor Trust Series
   97-1A 6.75% 8/15/13............................         82,150         84,806
 Navistar Financial Corporate Owner
   Trust Series 02-B A4 3.52% 10/15/09 ...........        195,000        196,654
 Residential Asset Securities
   Series 99-KS1 Class AI8
   6.32% 4/25/30 .................................        213,535        219,807
   Series 99-KS4 AI4
   7.22% 6/25/28 .................................         99,175        102,926
#Sharp Series 03-HE1N N 144A
   6.90% 11/25/33 ................................         43,657         43,876
 WFS Financial Owner Trust
   Series 02-1 Class A4A
   4.87% 9/20/09 .................................         65,000         66,583
                                                                      ----------
 TOTAL ASSET-BACKED SECURITIES
   (COST $2,076,126) .............................                     2,067,189
                                                                      ----------
 COMMERCIAL MORTGAGE-BACKED
   SECURITIES-1.13%
 Bear Stearns Adjustable Rate Mortgage Trust
   Series 04-2 A2 3.52% 5/10/09 ..................         95,000         91,389
+Bear Stearns Commercial Rate Mortgage
   Securities Series 04-PWR4 A2
   5.286% 6/11/41 ................................        115,000        116,124
 Greenwich Capital Commercial Funding
   Series 2004-GG1 Class A7
   5.317% 6/10/36 ................................        125,000        125,059
                                                                      ----------
 TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $336,728) ....................                       332,572
                                                                      ----------
 CORPORATE BONDS-48.98%
 AIRLINES-1.02%
 Continental Airlines 6.503% 6/15/11 .............        280,000        261,161
 Delta Air Lines 7.299% 9/18/06 ..................         60,000         38,253
                                                                      ----------
                                                                         299,414
                                                                      ----------
 AUTOMOBILES & AUTOMOTIVE PARTS-0.12%
 General Motors 7.125% 7/15/13 ...................         35,000         36,006
                                                                      ----------
                                                                          36,006
                                                                      ----------
 BANKING & FINANCE-15.85%
 Apache Finance 7.00% 3/15/09 ....................        220,000        249,117
 Bear Stearns 4.65% 7/2/18 .......................        155,000        136,107
 Compass Bank 6.45% 5/1/09 .......................        120,000        131,222
 Credit Suisse First Boston USA
   6.125% 11/15/11 ...............................        155,000        163,383
#ERAC USA Finance 144A
   7.35% 6/15/08 .................................        215,000        237,746
 Ford Motor Credit
   5.625% 10/1/08 ................................         90,000         90,867
   7.00% 10/1/13 .................................        105,000        106,173
   7.25% 10/25/11 ................................        255,000        266,671
 Franklin Resources 3.70% 4/15/08 ................        150,000        147,815
 Frost National Bank 6.875% 8/1/11 ...............        110,000        119,730
 General Electric Capital
   5.45% 1/15/13 .................................         75,000         76,172

                                                      PRINCIPAL         MARKET
                                                        AMOUNT          VALUE
  CORPORATE BONDS (CONTINUED)
  BANKING & FINANCE (CONTINUED)
 #Glencore Funding 144A
     6.00% 4/15/14 ...........................       $  120,000       $  111,505
  GMAC
     6.75% 1/15/06 ...........................          100,000          104,823
     7.25% 3/2/11 ............................          375,000          394,094
  Goldman Sachs Group
     5.25% 10/15/13 ..........................          205,000          199,411
  Household Finance 4.125% 12/15/08 ..........          150,000          148,006
  International Lease Finance
     5.875% 5/1/13 ...........................          285,000          292,693
 #Mizuho Finance Group 144A
     5.79% 4/15/14 ...........................          340,000          334,832
  Morgan Stanley
     4.75% 4/1/14 ............................          175,000          161,766
     5.30% 3/1/13 ............................           35,000           34,500
  National Rural Utilities Cooperative
     Finance 3.875% 2/15/08 ..................          205,000          204,590
  Popular North America
     4.25% 4/1/08 ............................          205,000          205,064
+#Premium Asset Series 04-01
     144A 1.27% 2/6/06 .......................           85,000           85,036
  Regions Financial 6.375% 5/15/12 ...........          190,000          203,608
  UFJ Finance Aruba 6.75% 7/15/13 ............          150,000          155,372
  Union Bank Switzerland
     7.25% 7/15/06 ...........................          190,000          205,912
  US Bank National Association
     6.375% 8/1/11 ...........................           75,000           81,135
                                                                      ----------
                                                                       4,647,350
                                                                      ----------
  BASIC INDUSTRY/CAPITAL GOODS-0.55%
  Johnson Controls 5.00% 11/15/06 ............          155,000          161,030
                                                                      ----------
                                                                         161,030
                                                                      ----------
  BUILDING & MATERIALS-1.12%
  Valspar 6.00% 5/1/07 .......................          250,000          264,249
  York International 6.625% 8/15/06 ..........           60,000           63,726
                                                                      ----------
                                                                         327,975
                                                                      ----------
  CABLE, MEDIA & PUBLISHING-4.61%
  InterActiveCorp 6.75% 11/15/05 .............          260,000          270,282
  Liberty Media
     3.50% 9/25/06 ...........................           90,000           89,884
     7.75% 7/15/09 ...........................          170,000          190,033
  Telefonica Europe 7.35% 9/15/05 ............           95,000          100,149
  Thomson Multimedia 5.75% 2/1/08 ............          205,000          216,509
  Time Warner
     6.875% 5/1/12 ...........................          250,000          270,560
     8.18% 8/15/07 ...........................          190,000          212,460
                                                                      ----------
                                                                       1,349,877
                                                                      ----------
  ENERGY-4.64%
  Enterprise Products Partners
     7.50% 2/1/11 ............................          185,000          198,209
  Halliburton Company
     5.50% 10/15/10 ..........................          235,000          238,060
  Northern Border Pipeline
     6.25% 5/1/07 ............................          180,000          193,043
  Pacific Gas & Electric 3.60% 3/1/09 ........          115,000          110,815
  Transocean Sedco Forex
     6.75% 4/15/05 ...........................          245,000          251,401
     USX 9.375% 2/15/12 ......................           20,000           25,192

                                                              Capital Reserves-2

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
  CORPORATE BONDS (CONTINUED)
  ENERGY (CONTINUED)
  Valero Energy 6.125% 4/15/07 .................      $  135,000      $  143,141
  Valero Logistics 6.05% 3/15/13 ...............         195,000         199,943
                                                                      ----------
                                                                       1,359,804
                                                                      ----------
  FOOD, BEVERAGE & TOBACCO-3.24%
  Anheuser-Busch 5.00% 3/1/19 ..................         105,000          98,202
  Kraft Foods
     4.00% 10/1/08 .............................         195,000         192,338
     5.625% 11/1/11 ............................         120,000         122,257
  Nabisco 6.85% 6/15/05 ........................         145,000         149,949
  Universal 6.50% 2/15/06 ......................         105,000         110,525
  UST
     6.625% 7/15/12 ............................         165,000         178,969
     8.80% 3/15/05 .............................          95,000          98,819
                                                                      ----------
                                                                         951,059
                                                                      ----------
  HEALTHCARE & PHARMACEUTICALS-1.51%
  Medco Health Solutions 7.25% 8/15/13 .........         215,000         230,589
  Wyeth 5.50% 2/1/14 ...........................         220,000         210,597
                                                                      ----------
                                                                         441,186
                                                                      ----------
  INSURANCE-1.37%
  Aegon NV 4.75% 6/1/13 ........................          35,000          33,443
 #Liberty Mutual 144A 5.75% 3/15/14 ............         110,000         106,349
+#Oil Insurance 144A 5.15% 8/15/33 .............         175,000         175,414
  Progressive 6.375% 1/15/12 ...................          80,000          86,370
                                                                      ----------
                                                                         401,576
                                                                      ----------
  METALS & MINING-0.41%
  Barrick Gold 7.50% 5/1/07 ....................         110,000         121,039
                                                                      ----------
                                                                         121,039
                                                                      ----------
  REAL ESTATE-0.31%
  Developers Diversified Realty
     4.625% 8/1/10 .............................          95,000          91,341
                                                                      ----------
                                                                          91,341
                                                                      ----------
  RETAIL-1.84%
  CVS 3.875% 11/1/07 ...........................         135,000         135,210
  Safeway 3.80% 8/15/05 ........................         195,000         196,928
  Target 5.875% 3/1/12 .........................         130,000         137,637
  Wendy's International 6.25% 11/15/11 .........          65,000          69,630
                                                                      ----------
                                                                         539,405
                                                                      ----------
  TECHNOLOGY/HARDWARE-0.54%
  Dell 6.55% 4/15/08 ...........................         145,000         158,107
                                                                      ----------
                                                                         158,107
                                                                      ----------
  TELECOMMUNICATIONS-6.72%
  AT&T Corporate 8.05% 11/15/11 ................          90,000          92,533
 #SingTel Optus Finance Property 144A
     8.125% 6/15/09 ............................         145,000         166,771
  Sprint Capital
     4.78% 8/17/06 .............................          60,000          61,192
     6.375% 5/1/09 .............................          75,000          79,513
     8.375% 3/15/12 ............................         345,000         397,093
  Telefonos de Mexico 4.50% 11/19/08 ...........         185,000         180,514
  Verizon New York 6.875% 4/1/12 ...............         225,000         241,589
  Verizon Virginia 4.625% 3/15/13 ..............         315,000         294,644
  Verizon Wireless 5.375% 12/15/06 .............         210,000         219,058
  Vodafone Group 5.375% 1/30/15 ................         240,000         236,817
                                                                      ----------
                                                                       1,969,724
                                                                      ----------
                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
 CORPORATE BONDS (CONTINUED)
 UTILITIES-5.13%
 Avista 7.75% 1/1/07 ...........................     $   150,000     $   162,435
 Boston Gas 8.87% 1/5/05 .......................         120,000         124,033
 Consolidated Edison 3.625% 8/1/08 .............          45,000          44,133
 Consumers Energy 6.00% 3/15/05 ................         125,000         127,937
 Detroit Edison 5.05% 10/1/05 ..................         135,000         138,402
 Exelon Generation 6.95% 6/15/11 ...............         105,000         115,127
 FPL Group Capital 3.25% 4/11/06 ...............         230,000         230,804
#Power Contract 144A 5.20% 2/1/06 ..............         144,055         144,996
 Progress Energy 6.75% 3/1/06 ..................         210,000         221,538
 Sempra Energy 4.75% 5/15/09 ...................          85,000          85,604
 Southern Capital 5.30% 2/1/07 .................          25,000          26,366
 TXU Energy 7.00% 3/15/13 ......................          75,000          81,806
                                                                     -----------
                                                                       1,503,181
                                                                     -----------
 TOTAL CORPORATE BONDS
   (COST $14,454,439) ..........................                      14,358,074
                                                                     -----------
 MUNICIPAL BONDS-1.18%
 California State
   5.00% 7/1/06 ................................          95,000         100,405
   5.25% 7/1/13 ................................         105,000         115,215
 Colorado Department Transportation
   5.00% 12/15/12 ..............................         120,000         130,412
                                                                     -----------
 TOTAL MUNICIPAL BONDS
   (COST $348,086) .............................                         346,032
                                                                     -----------
 NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-10.06%
 Bank of America Alternative Loan Trust
   Series 03-10 2A1 6.00% 12/25/33 .............         153,406         151,815
   Series 04-2 1A1 6.00% 3/25/34 ...............         115,195         115,968
 Bank of America Mortgage Securities
   Series 03-D 1A2 3.428% 5/25/33 ..............          14,934          14,832
   Series 03-I 2A4 3.828% 10/25/33 .............         165,000         164,280
   Series 04-A 1A1 3.472% 2/25/34 ..............          78,027          77,710
   Series 04-E Class 1A1
   3.555% 6/25/34 ..............................         108,013         106,791
 Countrywide Home Loans
   Series 01-HYB2 Class 3A1
   5.508% 9/19/31 ..............................          66,632          66,860
+Series 03-21 A1 4.168% 5/25/33 ................         102,682         102,654
 Credit Suisse First Boston
   Mortgage Securities
   Series 03-29 5A1 7.00% 12/25/33 .............         182,676         192,467
   Series 04-1 3A1 7.00% 2/25/34 ...............          38,965          40,941
+Deutsche Mortgage Securities
   Pass-Through Trust Series 04-4
   Class 1A2 4.01% 4/25/34 .....................          70,000          69,880
#GSMPS Mortgage Loan Trust Series
   98-3 A 144A 7.75% 9/19/27 ...................          65,485          70,410
 GSR Mortgage Home Loan Trust
   Series 04-2F 6A1 7.00% 1/25/34 ..............          77,393          80,943
   Series 04-2F 9A1 6.00% 9/25/19 ..............         137,358         141,248
+Master Adjustable Rate Mortgages
   Trust Series 03-6 1A2 3.08% 12/25/33 ........         120,000         118,772


                                                              Capital Reserves-3

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS (CONTINUED)
  Nomura Asset Acceptance
     Series 04-AP1 Class A2 3.238% 3/25/34 .........    $  220,000    $  217,696
    +Series 04-AP2 Class A2 4.099% 7/25/34 .........        80,000        79,850
     Residential Asset Mortgage Products Trust
    +Series 04-RZ2 Class AI3 4.30% 1/25/31 .........        60,000        60,422
     Series 04-SL1 Class A3 7.00% 3/25/34 ..........       108,102       112,069
     Residential Funding Mortgage Securities
     Series 04-S5 1A7 5.25% 4/25/15 ................        64,630        64,549
+#Summit Mortgage Trust Series 02-1
     Class B2 144A 6.248% 6/28/16 ..................        45,000        45,338
  Vendee Mortgage Trust Series 93-1
     Class K 7.25% 4/15/12 .........................       255,000       264,972
  Washington Mutual
    +Series 03-AR4 A7 3.95% 5/25/33 ................        89,422        89,067
     Series 03-S1 A1 5.00% 4/25/33 .................        21,864        21,856
    +Series 04-AR7 A6 3.963% 7/25/34 ...............       105,000       101,259
 +Wells Fargo Mortgage Backed Securities Trust
     Series 03-K 2A5 4.521% 11/25/33 ...............       105,000        98,912
     Series 03-M A1 4.747% 12/25/33 ................       194,659       188,138
     Series 04-I Class 1A1 3.399% 7/25/34 ..........        90,000        89,550
                                                                      ----------
  TOTAL NON-AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS
     (COST $2,978,544) .............................                   2,949,249
                                                                      ----------
  U.S. TREASURY OBLIGATIONS-6.21%
 *U.S. Treasury Inflation Index Notes
     2.00% 1/15/14 .................................       473,068       470,407
  U.S. Treasury Note
     2.25% 4/30/06 .................................       575,000       571,249
     4.00% 6/15/09 .................................       100,000       100,887
     4.75% 5/15/14 .................................       670,000       677,198
                                                                      ----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (COST $1,818,864) .............................                   1,819,741
                                                                      ----------

                                                        PRINCIPAL        MARKET
                                                         AMOUNT          VALUE
REPURCHASE AGREEMENTS-1.28%
With BNP Paribas 1.25% 7/1/04
  (dated 6/30/04, to be repurchased at
  $194,807 collateralized by $37,500
  U.S. Treasury Bills due 11/4/04,
  market value $37,115, $132,000
  U.S. Treasury Bills due 11/18/04,
  market value $131,494, $30,500
  U.S. Treasury Bills due 12/23/04,
  market value $30,167) .............................    $194,800       $194,800
With UBS Warburg 1.25% 7/1/04
  (dated 6/30/04, to be repurchased at
  $179,206 collateralized by $34,500
  U.S. Treasury Notes 2.25% due 7/31/04,
  market value $34,799, $34,500
  U.S. Treasury Notes 5.875% due
  11/15/05, market value $36,276,
  $103,500 U.S. Treasury Notes 5.625%
  due 5/15/08, market value $112,499) ...............     179,200        179,200
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
  (COST $374,000) ...................................                    374,000
                                                                        --------

TOTAL MARKET VALUE OF SECURITIES-102.76% (COST $30,296,778) .........................................................   $30,123,234

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.76%) .............................................................      (809,910)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,983,464 SHARES OUTSTANDING-100.00% .......................................................   $29,313,324
                                                                                                                        ===========
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS ($29,306,835 / 2,982,802 SHARES) ................         $9.83
                                                                                                                              =====
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS ($6,489 / 662 SHARES) ............................         $9.80
                                                                                                                              =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:^
Shares of beneficial interest (unlimited authorization-no par) ......................................................   $30,896,236
Undistributed net investment income .................................................................................         4,038
Accumulated net realized loss on investments ........................................................................    (1,404,599)
Net unrealized depreciation of investments ..........................................................................      (182,351)
                                                                                                                        -----------
Total net assets ....................................................................................................   $29,313,324
                                                                                                                        ===========

----------------
  *Fully or partially pledged as collateral for financial futures and options contracts.
  +Variable Rate Notes-the interest rate shown is the rate as of June 30, 2004. #Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #10 in "Notes to Financial Statements."
  ^See Note #4 in "Notes to Financial Statements."

   GNMA - Government National Mortgage Association
   SLMA - Student Loan Marketing Association
   TBA - To be announced

                             See accompanying notes

                                                              Capital Reserves-4

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(Unaudited)

ASSETS:
Investments at market (cost $30,296,778) ...................         $30,123,234
Cash .......................................................               1,873
Interest receivable ........................................             284,102
Subscriptions receivable ...................................              83,236
Receivable for securities sold .............................           1,288,325
                                                                     -----------
Total assets ...............................................          31,780,770
                                                                     -----------
LIABILITIES:
Payable for securities purchased ...........................           2,407,629
Liquidations payable .......................................                 282
Mark to market on futures ..................................               9,375
Distributions payable ......................................              27,800
Management fee payable .....................................              12,021
Other accrued expenses .....................................               9,602
Other liabilities ..........................................                 737
                                                                     -----------
Total liabilities ..........................................           2,467,446
                                                                     -----------

Total net assets ...........................................         $29,313,324
                                                                     ===========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
Unaudited)

INVESTMENT INCOME:
Interest ......................................................        $657,424
                                                                       --------
EXPENSES:
Management fees ...............................................          78,855
Accounting and administration expenses ........................           6,450
Legal and professional fees ...................................           3,596
Custodian fees ................................................           2,097
Reports and statements to shareholders ........................           1,862
Dividend disbursing and transfer agent fees
  and expenses ................................................           1,583
Trustees' fees ................................................             700
Registration fees .............................................             300
Distribution expenses-Service Class ...........................               9
Other .........................................................             776
                                                                       --------
                                                                         96,228
Less waiver of distribution expenses-Service Class ............              (2)
Less expenses paid indirectly .................................            (504)
                                                                       --------
Total expenses ................................................          95,722
                                                                       --------

NET INVESTMENT INCOME .........................................         561,702

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
Investments ...................................................         290,607
Futures contracts .............................................         (20,004)
Options written ...............................................           2,276
Swap agreements ...............................................          (8,573)
                                                                       --------
Net realized gain .............................................         264,306
Net change in unrealized appreciation/depreciation
  of investments ..............................................        (707,487)
                                                                       --------
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS ..............................................        (443,181)
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .............................................        $118,521
                                                                       ========
                             See accompanying notes

                                                              Capital Reserves-5

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED                 YEAR
                                                                                              6/30/04                ENDED
                                                                                            (UNAUDITED)            12/31/03
                                                                                            -----------            --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...................................................................   $   561,702           $ 1,297,681
Net realized gain on investments ........................................................       264,306             1,065,210
Net change in unrealized appreciation/depreciation of investments .......................      (707,487)             (658,121)
                                                                                            -----------           -----------
Net increase in net assets resulting from operations ....................................       118,521             1,704,770
                                                                                            -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .......................................................................      (692,042)           (1,552,350)
   Service Class ........................................................................          (136)                 (244)
                                                                                            -----------           -----------
                                                                                               (692,178)           (1,552,594)
                                                                                            -----------           -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .......................................................................       936,801             4,268,145
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class .......................................................................       700,167             1,550,038
   Service Class ........................................................................           136                   242
                                                                                            -----------           -----------
                                                                                              1,637,104             5,818,425
                                                                                            -----------           -----------
Cost of shares repurchased:
   Standard Class .......................................................................    (5,833,794)          (14,590,488)
                                                                                            -----------           -----------

Decrease in net assets derived from capital share transactions ..........................    (4,196,690)           (8,772,063)
                                                                                            -----------           -----------

NET DECREASE IN NET ASSETS ..............................................................    (4,770,347)           (8,619,887)

NET ASSETS:
Beginning of period .....................................................................    34,083,671            42,703,558
                                                                                            -----------           -----------
End of period (including undistributed net investment income of $4,038 and
  $3,044, respectively) .................................................................   $29,313,324           $34,083,671
                                                                                            ===========           ===========

                             See accompanying notes

                                                              Capital Reserves-6

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP  CAPITAL RESERVES SERIES STANDARD CLASS
                                                         SIX MONTHS
                                                            ENDED
                                                          6/30/04(1)                  YEAR ENDED DECEMBER 31,
                                                         (UNAUDITED)    2003        2002       2001(2)     2000        1999
                                                         -------------------------------------------------------------------
Net asset value, beginning of period ....................  $10.020     $ 9.970     $9.750      $9.530     $9.360      $9.880

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ...................................    0.178       0.329      0.419       0.533      0.590       0.546
Net realized and unrealized gain (loss) on investments ..   (0.149)      0.125      0.253       0.239      0.170      (0.520)
                                                           -------     -------     ------      ------     ------      ------
Total from investment operations ........................    0.029       0.454      0.672       0.772      0.760       0.026
                                                           -------     -------     ------      ------     ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...................................   (0.219)     (0.404)    (0.452)     (0.552)    (0.590)     (0.546)
                                                           -------     -------     ------      ------     ------      ------
Total dividends and distributions .......................   (0.219)     (0.404)    (0.452)     (0.552)    (0.590)     (0.546)
                                                           -------     -------     ------      ------     ------      ------

Net asset value, end of period ..........................  $ 9.830     $10.020     $9.970      $9.750     $9.530      $9.360
                                                           =======     =======     ======      ======     ======      ======

Total return(3) .........................................    0.27%       4.63%      7.09%       8.27%      8.46%       0.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................  $29,307     $34,077    $42,698     $30,996    $27,813     $36,701
Ratio of expenses to average net assets .................    0.61%       0.63%      0.62%       0.58%      0.63%       0.79%
Ratio of net investment income to average net assets ....    3.55%       3.36%      4.21%       5.46%      6.34%       5.68%
Portfolio turnover ......................................     308%        438%       427%        290%       177%        129%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the Audit and Accounting Guide for Investment provisions of the AICPA Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                              Capital Reserves-7

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS
                                                                     SIX MONTHS
                                                                        ENDED                                      5/1/00(3)
                                                                      6/30/04(1)       YEAR ENDED DECEMBER 31,         TO
                                                                     (UNAUDITED)     2003       2002     2001(2)    12/31/00
                                                                     -------------------------------------------------------
Net asset value, beginning of period ..............................    $10.000     $ 9.970     $9.760     $9.530      $9.210

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............................................      0.166       0.308      0.406      0.519       0.389
Net realized and unrealized gain (loss) on investments ............     (0.159)      0.105      0.243      0.249       0.320
                                                                       -------     -------     ------     ------      ------
Total from investment operations ..................................      0.007       0.413      0.649      0.768       0.709
                                                                       -------     -------     ------     ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .............................................     (0.207)     (0.383)    (0.439)    (0.538)     (0.389)
                                                                       -------     -------     ------     ------      ------
Total dividends and distributions .................................     (0.207)     (0.383)    (0.439)    (0.538)     (0.389)
                                                                       -------     -------     ------     ------      ------

Net asset value, end of period ....................................    $ 9.800     $10.000     $9.970     $9.760      $9.530
                                                                       =======     =======     ======     ======      ======

Total return(4) ...................................................      0.06%       4.21%      6.84%      8.23%       7.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...........................         $6          $6         $6         $6          $5
Ratio of expenses to average net assets ...........................      0.86%       0.85%      0.77%      0.73%       0.73%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .................      0.91%       0.88%      0.77%      0.73%       0.73%
Ratio of net investment income to average net assets ..............      3.30%       3.14%      4.06%      5.31%       6.25%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly ........      3.25%       3.11%      4.06%      5.31%       6.25%
Portfolio turnover ................................................       308%        438%       427%       290%        177%

------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the Audit provisions of the AICPA and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes

                                                              Capital Reserves-8

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $198 for the six months ended June 30, 2004. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $306. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

                                                              Capital Reserves-9

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                                 DIVIDEND DISBURSING,
                                   TRANSFER AGENT,             OTHER
           INVESTMENT              ACCOUNTING AND             EXPENSES
           MANAGEMENT           ADMINISTRATIVE FEES           PAYABLE
          FEE PAYABLE TO         AND OTHER EXPENSES          TO DMC AND
              DMC                  PAYABLE TO DSC            AFFILIATES*
          --------------        ---------------------        -----------
            $11,976                    $612                    $423

---------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $1,932.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..........  $23,089,531
Purchases of U.S. government securities .............................................   25,318,733
Sales other than U.S. government securities and short-term investments ..............   24,844,477
Sales of U.S. government securities .................................................   26,234,047

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       AGGREGATE        AGGREGATE
          COST OF      UNREALIZED       UNREALIZED      NET UNREALIZED
        INVESTMENTS   APPRECIATION     DEPRECIATION      DEPRECIATION
        -----------   ------------     ------------     --------------
        $30,447,749    $117,362         $(441,877)        $(324,515)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                    SIX MONTHS       YEAR
                                      ENDED          ENDED
                                     6/30/04*      12/31/03
                                     --------      --------
Ordinary income ..................   $692,178     $1,552,594

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                             Capital Reserves-10

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets were as follows:

Shares of beneficial interest ............. $30,896,236
Undistributed ordinary income .............       4,038
Capital loss carryforwards ................  (1,262,435)
Unrealized appreciation of investments ....    (324,515)
                                            -----------
Net assets ................................ $29,313,324
                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED        ACCUMULATED
                           NET              REALIZED
                    INVESTMENT INCOME      GAIN (LOSS)
                    -----------------      -----------
                         $131,470          $(131,470)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $1,432,155 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$32,368 expires in 2007, $1,352,324 expires in 2008 and $47,463 expires in 2010.

For the six months ended June 30, 2004, the Series had capital gains of $169,720 which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                                SIX MONTHS            YEAR
                                                                                   ENDED              ENDED
                                                                                  6/30/04           12/31/03
                                                                                ----------          --------
Shares sold:
   Standard Class ............................................................     94,114             424,832

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ............................................................     70,026             154,918
   Service Class .............................................................         14                  24
                                                                                 --------          ----------
                                                                                  164,154             579,774
                                                                                 --------          ----------
Shares repurchased:
   Standard Class ............................................................   (583,601)         (1,459,197)
                                                                                 --------          ----------
Net increase (decrease) ......................................................   (419,447)           (879,423)
                                                                                 ========          ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                                                             Capital Reserves-11

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS (CONTINUED)
Financial futures contracts open at June 30, 2004 were as follows:

         CONTRACTS               NOTIONAL                            UNREALIZED
          TO SELL                PROCEEDS      EXPIRATION DATE      DEPRECIATION
         ---------               --------      ---------------      ------------
4 U.S. Treasury 10 year Notes   $  433,736          9/04               $(3,578)
13 U.S. Treasury 5 year Notes    1,407,642          9/04                (5,229)
                                                                       $(8,807)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. OPTIONS WRITTEN
During the six months ended June 30, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2004 for the Series, were as follows:

                                                          NUMBER
                                                       OF CONTRACTS    PREMIUMS
                                                       ------------    --------
Options outstanding at December 31, 2003 ............       60         $ 23,017
Options written .....................................      134           58,269
Options terminated in closing purchase transactions .     (194)         (81,286)
                                                          ----         --------
Options outstanding at June 30, 2004 ................        -         $      -
                                                          ====         ========

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. SWAP AGREEMENTS
During the six months ended June 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at June 30, 2004.

10. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

                                                             Capital Reserves-12

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. CREDIT AND MARKET RISK (CONTINUED)
The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144Aof the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

11. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Capital Reserves-13

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                      AMOUNT            VALUE
+COMMERCIAL PAPER-89.08%
 FINANCIAL SERVICES-55.98%
 Aegon Funding 1.04% 7/1/04 ..................      $ 1,000,000      $ 1,000,000
 Allianz Finance 1.04% 7/6/04 ................        1,000,000          999,856
^Amstel Funding 1.26% 8/27/04 ................          700,000          698,604
^Aquinas Funding LLC 1.10% 7/8/04 ............          400,000          399,914
^Barton Capital
     1.06% 7/20/04 ...........................        1,000,000          999,441
     1.07% 7/7/04 ............................          500,000          499,911
^Beta Finance 1.05% 7/1/04 ...................          500,000          500,000
 CBA (Delaware) Finance 1.07% 7/2/04 .........          900,000          899,973

^Eiffel Funding LLC
     1.07% 7/20/04 ...........................          750,000          749,576
     1.09% 7/13/04 ...........................          250,000          249,909
     1.11% 7/9/04 ............................          250,000          249,938
^Fountain Square Commercial
     Funding 1.10% 8/2/04 ....................        1,000,000          999,022
 MassMutual Funding LLC
     1.45% 7/1/04 ............................          660,000          660,000
 Nationwide Life Insurance
     1.08% 7/9/04 ............................          500,000          499,880
     1.12% 7/15/04 ...........................          750,000          749,673
 New York Life 1.05% 7/2/04 ..................        1,000,000          999,971
 Rabobank USA Finance 1.40% 7/1/04 ...........          850,000          850,000
^Sigma Finance 1.07% 7/8/04 ..................        1,500,000        1,499,689
^Starbird Funding
     1.09% 7/7/04 ............................        1,000,000          999,818
     1.50% 7/1/04 ............................          250,000          250,000
 Steamboat Funding 1.35% 7/9/04 ..............        1,250,000        1,249,625
^Surrey Funding
     1.22% 7/16/04 ...........................        1,000,000          999,492
     1.50% 7/1/04 ............................          250,000          250,000
^Three Pillars Funding
     1.05% 7/1/04 ............................          500,000          500,000
     1.22% 7/14/04 ...........................        1,000,000          999,559
 UBS Finance Delaware 1.42% 7/1/04 ...........        1,250,000        1,250,000
                                                                     -----------
                                                                      20,003,851
                                                                     -----------

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
+COMMERCIAL PAPER (CONTINUED)
 INDUSTRIAL-3.33%
 Koch Industries 1.44% 7/1/04 ..................     $ 1,190,000     $ 1,190,000
                                                                     -----------
                                                                       1,190,000
                                                                     -----------
 MORTGAGE BANKERS & BROKERS-22.78%
 Deutsche Financial LLC 1.44% 7/1/04 ...........       1,250,000       1,250,000
 Goldman Sachs 1.25% 7/2/04 ....................       1,250,000       1,249,957
 HBOS Treasury Services PLC 1.07% 7/8/04 .......         400,000         399,917
 ING Funding LLC 1.06% 7/2/04 ..................         500,000         499,985
 KFW International Finance
   1.07% 7/29/04 ...............................       1,340,000       1,338,885
 Merrill Lynch 1.45% 7/1/04 ....................       1,000,000       1,000,000
 National Bank of New Zealand
   International 1.07% 7/28/04 .................       1,000,000         999,201
 Nordea North America 1.06% 7/6/04 .............         600,000         599,912
 Westpac Capital 1.34% 7/7/04 ..................         800,000         799,821
                                                                     -----------
                                                                       8,137,678
                                                                     -----------
 OTHER-6.99%
 Export Development Canada
   1.43% 7/1/04 ................................       1,000,000       1,000,000
 Swedish National Housing Finance
   1.09% 7/30/04 ...............................       1,500,000       1,498,689
                                                                     -----------
                                                                       2,498,689
                                                                     -----------
 TOTAL COMMERCIAL PAPER
   (COST $31,830,218) ..........................                      31,830,218
                                                                     -----------
 CERTIFICATES OF DEPOSIT-8.40%
 First Tennessee Bank 1.11% 7/19/04 ............       1,000,000       1,000,000
 Mercantile Safe Deposit & Trust
   1.33% 7/30/04 ...............................       1,000,000       1,000,000
 Wilmington Trust 1.13% 7/7/04 .................       1,000,000       1,000,003
                                                                     -----------
 TOTAL CERTIFICATES OF DEPOSIT
   (COST $3,000,003) ...........................                       3,000,003
                                                                     -----------
*FLOATING RATE NOTES-2.80%
 Morgan Stanley 1.23% 8/27/04 ..................       1,000,000       1,000,000
                                                                     -----------
 TOTAL FLOATING RATE NOTES
   (COST $1,000,000) ...........................                       1,000,000
                                                                     -----------

                                                                  Cash Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.28% (COST $35,830,221)** .....................................................     $35,830,221

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.28%) ...........................................................         (98,279)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 35,731,941 SHARES OUTSTANDING-100.00% ....................................................     $35,731,942
                                                                                                                        ===========
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS ($35,726,474 / 35,726,460 SHARES) .................           $1.00
                                                                                                                              =====
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($5,468 / 5,481 SHARES) ............................           $1.00
                                                                                                                              =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no par) ....................................................     $35,785,340
Accumulated net realized loss on investments ......................................................................         (53,398)
                                                                                                                        -----------
Total net assets ..................................................................................................     $35,731,942
                                                                                                                        ===========

-----------
 *Floating Rate Notes-the interest rate shown is the rate as of June 30, 2004 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
**Also the cost for federal income tax purposes.
 +Rates disclosed are yields at the time of purchase.
 ^Asset-backed Commercial Paper.

                             See accompanying notes

                                                                  Cash Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Interest ......................................................        $210,573
                                                                       --------
EXPENSES:
Management fees ...............................................          88,605
Accounting and administration expenses ........................           7,650
Custodian fees ................................................           4,279
Legal and professional fees ...................................           4,000
Dividend disbursing and transfer agent
   fees and expenses ..........................................           2,174
Reports and statements to shareholders ........................           1,959
Trustees' fees ................................................           1,005
Registration fees .............................................             440
Distribution expenses-Service Class ...........................               9
Other .........................................................             916
                                                                       --------
                                                                        111,037
Less waiver of distribution expenses-Service Class ............              (2)
Less expenses paid indirectly .................................            (536)
                                                                       --------
Total expenses ................................................         110,499
                                                                       --------

NET INVESTMENT INCOME .........................................         100,074
                                                                       --------

NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................             108
Net increase from payments by affiliates* .....................          53,398
                                                                       --------

NET REALIZED GAIN ON INVESTMENTS ..............................          53,506
                                                                       --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................        $153,580
                                                                       ========
*See Note #2 in "Notes to Financial Statements."

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS         YEAR
                                                   ENDED 6/30/04       ENDED
                                                    (UNAUDITED)      12/31/03
                                                   -------------     --------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................    $   100,074     $   273,367
Net realized gain on investments ...............         53,506             942
                                                    -----------     -----------
Net increase in net assets resulting
   from operations .............................        153,580         274,309
                                                    -----------     -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income
   Standard Class ..............................       (100,067)       (278,357)
   Service Class ...............................             (7)            (22)
                                                    -----------     -----------
                                                       (100,074)       (278,379)
                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................      5,667,939      38,602,400
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ..............................         99,606         286,364
   Service Class ...............................              7              23
                                                    -----------     -----------
                                                      5,767,552      38,888,787
                                                    -----------     -----------
Cost of shares repurchased:
   Standard Class ..............................    (12,842,428)    (45,946,199)
                                                    -----------     -----------
Decrease in net assets derived from
   capital share transactions ..................     (7,074,876)     (7,057,412)
                                                    -----------     -----------

NET DECREASE IN NET ASSETS .....................     (7,021,370)     (7,061,482)

NET ASSETS:
   Beginning of period .........................     42,753,312      49,814,794
                                                    -----------     -----------
   End of period (there is no undistributed
     net investment income at each period
     end) ......................................    $35,731,942     $42,753,312
                                                    ===========     ===========

                             See accompanying notes

                                                                  Cash Reserve-3

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
                                                        SIX MONTHS
                                                           ENDED
                                                         6/30/04(1)               YEAR ENDED DECEMBER 31,
                                                        (UNAUDITED)   2003     2002(2)   2001(2)    2000(2)     19992
                                                        --------------------------------------------------------------
Net asset value, beginning of period ...................   $1.000    $1.000    $1.000    $1.000     $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................    0.003     0.006     0.013     0.038      0.058       0.047
                                                           ------    ------    ------    ------     ------      ------
Total from investment operations .......................    0.003     0.006     0.013     0.038      0.058       0.047
                                                           ------    ------    ------    ------     ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................   (0.003)   (0.006)   (0.013)   (0.038)    (0.058)     (0.047)
                                                           ------    ------    ------    ------     ------      ------
Total dividends and distributions ......................   (0.003)   (0.006)   (0.013)   (0.038)    (0.058)     (0.047)
                                                           ------    ------    ------    ------     ------      ------

Net asset value, end of period .........................   $1.000    $1.000    $1.000    $1.000     $1.000      $1.000
                                                           ======    ======    ======    ======     ======      ======

Total return(3, 4) .....................................    0.25%     0.61%     1.26%     3.90%      6.01%       4.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ................  $35,727   $42,748   $49,809   $43,421    $49,261     $57,421
Ratio of expenses to average net assets ................    0.56%     0.58%     0.59%     0.60%      0.63%       0.56%
Ratio of net investment income to average net assets ...    0.51%     0.60%     1.26%     3.78%      5.84%       4.72%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
(4) For the six months ended 6/30/04, the voluntary reimbursement, by an affiliate of DMC, had no impact on (See Note #2 in "Notes to the Series' total return. the Financial Statements")

                             See accompanying notes

                                                                  Cash Reserve-4

DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
                                                               SIX MONTHS
                                                                 ENDED                                      5/1/00(3)
                                                               6/30/04(1)      YEAR ENDED DECEMBER 31,         TO
                                                              (UNAUDITED)    2003      2002(2)    2001(2)   12/31/00(2)
                                                              ---------------------------------------------------------
Net asset value, beginning of period .........................   $1.000     $1.000     $1.000     $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................    0.001      0.004      0.011      0.037        0.039
                                                                 ------     ------     ------     ------      -------
Total from investment operations .............................    0.001      0.004      0.011      0.037        0.039
                                                                 ------     ------     ------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................   (0.001)    (0.004)    (0.011)    (0.037)      (0.039)
                                                                 ------     ------     ------     ------      -------
Total dividends and distributions ............................   (0.001)    (0.004)    (0.011)    (0.037)      (0.039)
                                                                 ------     ------     ------     ------      -------

Net asset value, end of period ...............................   $1.000     $1.000     $1.000     $1.000       $1.000
                                                                 ======     ======     ======     ======       ======

Total return(4, 5) ...........................................    0.12%      0.40%      1.13%      3.75%        4.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................       $5         $5         $5         $5           $5
Ratio of expenses to average net assets ......................    0.81%      0.80%      0.74%      0.75%        0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...................    0.86%      0.83%      0.74%      0.75%        0.79%
Ratio of net investment income to average net assets .........    0.26%      0.38%      1.11%      3.63%        5.90%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ........    0.21%      0.35%      1.11%      3.63%        5.90%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.
(5) For the six months ended 6/30/04, the voluntary reimbursement, by an affiliate of DMC, had no impact on (See Note #2 in the Series' total return. "Notes to the Financial Statements")

                             See accompanying notes

                                                                  Cash Reserve-5

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $247 for the six months ended June 30, 2004. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $289. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                  Cash Reserve-6

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

On June 10, 2004, an affiliate of DMC voluntarily reimbursed the Series $53,398 for investment transaction losses. As the Series seeks to maintain a stable net asset value of $1.00, there is no total return impact during the period for such reimbursement.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                           DIVIDEND DISBURSING,                OTHER
  INVESTMENT                  TRANSFER AGENT                  EXPENSES
  MANAGEMENT                  ACCOUNTING AND                  PAYABLE
FEE PAYABLE TO           ADMINISTRATION FEES AND               TO DMC
    DMC               OTHER EXPENSES PAYABLE TO DSC         AND AFFILIATES*
--------------        -----------------------------         ---------------
  $13,531                         $996                          $385

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $2,050.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS             YEAR
                                             ENDED                ENDED
                                            6/30/04*            12/31/03
                                           ----------           --------
Ordinary income ........................    $100,074            $278,379

-----------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..........  $35,785,340
Capital loss carryforwards .............      (53,398)
                                          -----------
Net assets .............................  $35,731,942
                                          ===========

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $53,506 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $53,506 expires in 2010.

For the six months ended June 30, 2004, the Series had capital gains of $108 which may be offset by the capital loss carryforwards.

                                                                  Cash Reserve-7

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                                    SIX MONTHS              YEAR
                                                                                       ENDED                ENDED
                                                                                      6/30/04             12/31/03
                                                                                    ----------            --------
Shares sold:
   Standard Class ...............................................................     5,667,939          38,602,400

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...............................................................        99,606             286,364
   Service Class ................................................................             6                  23
                                                                                    -----------         -----------
                                                                                      5,767,551          38,888,787
                                                                                    -----------         -----------
Shares repurchased:
   Standard Class ...............................................................   (12,842,428)        (45,946,199)
                                                                                    -----------         -----------

Net decrease ....................................................................    (7,074,877)         (7,057,412)
                                                                                    ===========         ===========

5. CREDIT AND MARKET RISKS
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

6. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                  Cash Reserve-8

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT*     VALUE
                                                                        (U.S.$)
  AGENCY ASSET-BACKED
    SECURITIES-1.57%
++SLMA Student Loan Trust
    Series 02-7 A2 1.56% 6/17/13 ...............   USD       21,981   $   21,982
    Series 03-8 A1 1.53% 6/16/08 ...............   USD          889          889
    Series 04-1 A1 1.21% 1/26/15 ...............   USD       17,573       17,574
    Series 04-5 A2 1.585% 4/25/14 ..............   USD       10,000       10,000
    Series 04-6 A2 1.61% 1/25/13 ...............   USD       45,000       45,001
    Series 97-2 Certificates
    2.211% 10/25/13 ............................   USD       10,000       10,053
                                                                      ----------
  TOTAL AGENCY ASSET-BACKED
    SECURITIES (COST $105,462) .................                         105,499
                                                                      ----------
  AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS- 0.56%
  Fannie Mae Grantor Trust Series
    99-T2 Class A1 7.50% 1/19/39 ...............   USD        4,061        4,352
  Fannie Mae Whole Loan Series
    04-W9 2A1 6.50% 2/25/44 ....................   USD       20,000       20,849
  Freddie Mac Series 2480 EH
    6.00% 11/15/31 .............................   USD        2,954        3,025
  Freddie Mac Structured Pass Through Securities
    Series T-58 1A2 3.108% 5/25/35 .............   USD        5,000        4,992
    Series T-58 2A 6.50% 9/25/43 ...............   USD        4,080        4,262
                                                                      ----------
  TOTAL AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS (COST $37,562) .................                          37,480
                                                                      ----------
  AGENCY MORTGAGE-BACKED SECURITIES-15.10%
  Fannie Mae
    4.50% 7/1/19 TBA ...........................   USD       40,000       39,088
    5.00% 7/1/19 TBA ...........................   USD      150,000      150,188
    5.00% 7/1/34 TBA ...........................   USD      120,000      115,913
    5.50% 7/1/19 TBA ...........................   USD      140,000      143,194
    5.50% 3/1/29 ...............................   USD        4,934        4,946
    5.50% 4/1/29 ...............................   USD        4,965        4,977
    5.50% 7/1/34 TBA ...........................   USD      185,000      184,132
    6.00% 7/1/34 TBA ...........................   USD      155,000      158,245
    6.50% 10/1/29 ..............................   USD        9,272        9,712
    6.50% 4/1/32 ...............................   USD       18,310       19,082
    6.50% 10/1/32 ..............................   USD       50,000       52,109
    6.50% 3/1/34 ...............................   USD        5,000        5,206
    6.50% 7/1/34 TBA ...........................   USD       30,000       31,238
    7.00% 7/1/34 TBA ...........................   USD       35,000       36,914
    7.50% 3/1/32 ...............................   USD        5,530        5,921
    7.50% 4/1/32 ...............................   USD        5,000        5,353
    7.50% 7/30/34 TBA ..........................   USD       30,000       32,100
  Freddie Mac
    5.00% 9/1/33 ...............................   USD        9,859        9,631
    6.00% 10/1/29 ..............................   USD        9,534        9,793
                                                                      ----------
  TOTAL AGENCY MORTGAGE-BACKED
    SECURITIES (COST $1,009,039) ...............                       1,017,742
                                                                      ----------
  AGENCY OBLIGATIONS- 0.92%
  Freddie Mac 2.875% 5/15/07 ...................   USD       15,000       14,783
  KFW International Finance
    1.75% 3/23/10 ..............................   JPY    5,000,000       47,421

                                                             PRINCIPAL   MARKET
                                                              AMOUNT*    VALUE
                                                                        (U.S.$)
  AGENCY OBLIGATIONS-(CONTINUED)
  TOTAL AGENCY OBLIGATIONS
    (COST $60,949) .............................                         $62,204
                                                                         -------
  ASSET-BACKED SECURITIES-0.52%
  AmeriCredit Automobile Receivables Trust
    Series 01-C A4 5.01% 7/14/08 ...............     USD       5,000       5,118
  Household Automotive Trust Series
    02-1 A4 4.39% 5/18/09 ......................     USD      20,000      20,359
++MBNA Master Credit Card Trust
    Series 96-B A 1.499% 8/15/08 ...............     USD       5,000       5,020
  PP&L Transition Bond Series
    99-1 A5 6.83% 3/25/07 ......................     USD       4,790       4,892
                                                                         -------
  TOTAL ASSET-BACKED SECURITIES
    (COST $35,558) .............................                          35,389
                                                                         -------
  CORPORATE BONDS-27.14%
  AUTOMOBILES & AUTOMOTIVE PARTS-1.21%
**Advanced Accessory Holdings
    13.25% 12/15/11 ............................     USD      10,000       5,125
  Advanced Accessory Systems
    10.75% 6/15/11 .............................     USD       5,000       4,875
 #Autocam 144A 10.875% 6/15/14 .................     USD      10,000       9,750
  Collins & Aikman Products
    10.75% 12/31/11 ............................     USD       5,000       5,050
    11.50% 4/15/06 .............................     USD       5,000       4,950
 #Erac USA Finance 144A
    7.35% 6/15/08 ..............................     USD      10,000      11,058
  Ford Motor 7.45% 7/16/31 .....................     USD      10,000       9,559
  Ford Motor Credit
    5.625% 10/1/08 .............................     USD       5,000       5,048
    7.00% 10/1/13 ..............................     USD       5,000       5,056
  General Motors 8.375% 7/15/33 ................     USD      15,000      15,922
  Johnson Controls 5.00% 11/15/06 ..............     USD       5,000       5,195
                                                                         -------
                                                                          81,588
                                                                         -------
  BANKING, FINANCE & INSURANCE-3.18%
  Allstate 5.35% 6/1/33 ........................     USD       5,000       4,411
  Bear Stearns 4.65% 7/2/18 ....................     USD       5,000       4,391
  Citigroup 5.875% 2/22/33 .....................     USD      10,000       9,458
  Credit Suisse First Boston USA
    6.125% 11/15/11 ............................     USD      10,000      10,541
 #E*TRADE Financial 144A
    8.00% 6/15/11 ..............................     USD      15,000      15,000
 #Farmers Exchange Capital 144A
    7.20% 7/15/48 ..............................     USD      15,000      14,543
 #Farmers Insurance Exchange
    144A 8.625% 5/1/24 .........................     USD       5,000       5,614
  Franklin Resources 3.70% 4/15/08 .............     USD       5,000       4,927
  General Electric Capital
    5.45% 1/15/13 ..............................     USD      10,000      10,156
  General Motors Acceptance
    6.75% 1/15/06 ..............................     USD      10,000      10,482
    7.25% 3/2/11 ...............................     USD       5,000       5,255
    8.00% 11/1/31 ..............................     USD       5,000       5,137
 #Glencore Funding 144A
    6.00% 4/15/14 ..............................     USD       5,000       4,646

                                                            Diversified Income-1

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                             PRINCIPAL   MARKET
                                                              AMOUNT*    VALUE
                                                                        (U.S.$)
   CORPORATE BONDS (CONTINUED)
   BANKING, FINANCE & INSURANCE (CONTINUED)
   Goldman Sachs Group
     5.25% 10/15/13 .............................    USD       5,000    $  4,864
     6.345% 2/15/34 .............................    USD      15,000      14,131
   Household Finance 4.125% 12/15/08 ............    USD       5,000       4,934
   International Lease Finance
     5.875% 5/1/13 ..............................    USD       5,000       5,135
   J.P. Morgan Chase 5.75% 1/2/13 ...............    USD       5,000       5,090
  #LaBranche 144A
     11.00% 5/15/12 .............................    USD      10,000      10,350
   Morgan Stanley 4.75% 4/1/14 ..................    USD      10,000       9,244
  #Nationwide Mutual Insurance 144A
     7.875% 4/1/33 ..............................    USD       5,000       5,698
++#Oil Insurance 144A 5.15% 8/15/33 .............    USD       5,000       5,012
   Popular North America 4.25% 4/1/08 ...........    USD      10,000      10,003
   Prudential Financial 5.75% 7/15/33 ...........    USD       5,000       4,601
++#Rabobank Capital Funding II 144A
     5.26% 12/29/49 .............................    USD       5,000       4,847
 ++RBS Capital Trust I
     4.709% 12/29/49 ............................    USD       5,000       4,618
   Regions Financial 6.375% 5/15/12 .............    USD       5,000       5,358
   Tanger Properties
     7.875% 10/24/04 ............................    USD       5,000       5,063
     9.125% 2/15/08 .............................    USD      10,000      10,925
                                                                        --------
                                                                         214,434
                                                                        --------
   BUILDING & MATERIALS-0.54%
  #Aearo 144A 8.25% 4/15/12 .....................    USD      10,000      10,250
   Interface 10.375% 2/1/10 .....................    USD       5,000       5,600
  #Lone Star Industries 144A
     8.85% 6/15/05 ..............................    USD      10,000      10,393
   Standard Pacific 7.75% 3/15/13 ...............    USD      10,000      10,125
                                                                        --------
                                                                          36,368
                                                                        --------
   BUSINESS SERVICES-0.25%
   Brickman Group 11.75% 12/15/09 ...............    USD      10,000      11,550
  #Language Line 144A
     11.125% 6/15/12 ............................    USD       5,000       5,100
                                                                        --------
                                                                          16,650
                                                                        --------
   CABLE, MEDIA & PUBLISHING-2.43%
   America Media Operation 10.25% 5/1/09 ........    USD      15,000      15,638
  #Atlantic Broadband Finance 144A
     9.375% 1/15/14 .............................    USD      10,000       9,500
 **Avalon Cable 11.875% 12/1/08 .................    USD       6,302       6,712
   Charter Communications Holdings
     10.75% 10/1/09 .............................    USD      20,000      16,899
   CSC Holdings 10.50% 5/15/16 ..................    USD      15,000      16,912
   Dex Media East 12.125% 11/15/12 ..............    USD       5,000       5,863
   Historic Time Warner 8.18% 8/15/07 ...........    USD      10,000      11,182
   Liberty Media 3.50% 9/25/06 ..................    USD       5,000       4,994
   Lodgenet Entertainment
     9.50% 6/15/13 ..............................    USD      10,000      10,975
   PanAmSat 8.50% 2/1/12 ........................    USD      10,000      11,400
   PEI Holdings 11.00% 3/15/10 ..................    USD      10,000      11,650
  #Sheridan Acquisition 144A
     10.25% 8/15/11 .............................    USD      10,000      10,575
   Time Warner 7.70% 5/1/32 .....................    USD      10,000      10,957
   Time Warner Entertainment
     8.375% 3/15/23 .............................    USD       5,000       5,850

                                                            PRINCIPAL    MARKET
                                                             AMOUNT*     VALUE
                                                                        (U.S.$)
   CORPORATE BONDS (CONTINUED)
   CABLE, MEDIA & PUBLISHING (CONTINUED)
  #Warner Music Group 144A
     7.375% 4/15/14 ..........................     USD       10,000     $  9,700
   XM Satellite Radio 12.00% 6/15/10 .........     USD        4,000        4,605
                                                                        --------
                                                                         163,412
                                                                        --------
   CHEMICALS-0.94%
   Huntsman
   10.125% 7/1/09 ............................     USD        5,000        5,125
  #144A 11.50% 7/15/12 .......................     USD       20,000       20,350
   Lyondell Chemical 9.875% 5/1/07 ...........     USD       15,000       15,750
  #Nalco 144A 8.875% 11/15/13 ................     USD        5,000        5,263
  +Solutia 6.72% 10/15/37 ....................     USD       30,000       17,100
                                                                        --------
                                                                          63,588
                                                                        --------
   COMPUTERS & TECHNOLOGY-0.70%
   Activant Solutions 10.50% 6/15/11 .........     USD        5,000        5,300
   Amkor Technologies 9.25% 2/15/08 ..........     USD       10,000       10,500
   Northern Telecom Capital
     7.875% 6/15/26 ..........................     USD        5,000        4,825
  #Stratus Technologies 144A
     10.375% 12/1/08 .........................     USD       10,000       10,313
  #UGS 144A 10.00% 6/1/12 ....................     USD       15,000       16,050
                                                                        --------
                                                                          46,988
                                                                        --------
   CONSUMER PRODUCTS-0.63%
   Adesa 7.625% 6/15/12 ......................     USD        5,000        5,069
   Alderwoods Group 12.25% 1/2/09 ............     USD       10,000       11,100
   Hines Nurseries 10.25% 10/1/11 ............     USD       10,000       10,950
  #Samsonite 144A 8.875% 6/1/11 ..............     USD       10,000       10,400
**#Town Sports International 144A
     11.00% 2/1/14 ...........................     USD       10,000        4,650
                                                                        --------
                                                                          42,169
                                                                        --------
   CONSUMER SERVICES-0.32%
   Corrections Corporation of America
     9.875% 5/1/09 ...........................     USD       15,000       16,725
  #Service International 144A
     6.75% 4/1/16 ............................     USD        5,000        4,650
                                                                        --------
                                                                          21,375
                                                                        --------
   ENERGY-1.52%
   El Paso Production Holding
     7.75% 6/1/13 ............................     USD        5,000        4,613
   Halliburton 5.50% 10/15/10 ................     USD       10,000       10,130
  #Hilcorp Energy/Finance 144A
     10.50% 9/1/10 ...........................     USD       10,000       10,875
   Hornbeck Offshore Services
     10.625% 8/1/08 ..........................     USD       20,000       21,924
   Kinder Morgan Energy Partners
     7.75% 3/15/32 ...........................     USD        5,000        5,564
   Pacific Gas & Electric 6.05% 3/1/34 .......     USD       20,000       18,874
  #Seitel 144A 11.75% 7/15/11 ................     USD        5,000        5,025
   Swift Energy 7.625% 7/15/11 ...............     USD       15,000       15,225
   Valero Logistics Operations
     6.05% 3/15/13 ...........................     USD        5,000        5,127
   Weatherford International
     4.95% 10/15/13 ..........................     USD        5,000        4,804
                                                                        --------
                                                                         102,161
                                                                        --------
   ENVIRONMENTAL SERVICES-0.31%
  #Clean Harbors 144A 11.25% 7/15/12 .........     USD        5,000        5,075
  #Geo Sub 144A 11.00% 5/15/12 ...............     USD        5,000        5,081

                                                            Diversified Income-2

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT*     VALUE
                                                                        (U.S.$)
 CORPORATE BONDS (CONTINUED)
 ENVIRONMENTAL SERVICES (CONTINUED)
 IESI 10.25% 6/15/12 .........................     USD       10,000     $ 10,950
                                                                        --------
                                                                          21,106
                                                                        --------
 FOOD, BEVERAGE & TOBACCO-2.80%
 B&G Foods 9.625% 8/1/07 .....................     USD       10,000       10,225
 Chiquita Brands International
   10.56% 3/15/09 ............................     USD       10,000       10,950
#Commonwealth Brands 144A
   10.625% 9/1/08 ............................     USD       10,000       10,750
 Constellation Brands 8.125% 1/15/12 .........     USD       30,000       32,101
 Denny's 12.75% 9/30/07 ......................     USD        5,000        5,350
#Gold Kist 144A 10.25% 3/15/14 ...............     USD       25,000       27,250
 Kraft Foods
   4.00% 10/1/08 .............................     USD       10,000        9,863
   5.625% 11/1/11 ............................     USD        5,000        5,094
#Le-Natures 144A 10.00% 6/15/13 ..............     USD       10,000       10,400
#Miller Brewing 144A 4.25% 8/15/08 ...........     USD       20,000       19,921
 O'Charleys 9.00% 11/1/13 ....................     USD       10,000       10,400
 PPC Escrow 9.25% 11/15/13 ...................     USD       10,000       10,700
 Safeway 6.15% 3/1/06 ........................     USD        5,000        5,230
 Standard Commercial 144A
   8.00% 4/15/12 .............................     USD       10,000        9,850
 Universal 6.50% 2/15/06 .....................     USD        5,000        5,263
 UST 6.625% 7/15/12 ..........................     USD        5,000        5,423
                                                                        --------
                                                                         188,770
                                                                        --------
 HEALTHCARE & PHARMACEUTICALS-0.90%
 Ameripath 10.50% 4/1/13 .....................     USD       10,000       10,150
#Beverly Enterprises 144A
   7.875% 6/15/14 ............................     USD       10,000        9,888
 Boston Scientific 5.45% 6/15/14 .............     USD        5,000        5,040
#IASIS Healthcare 144A 8.75% 6/15/14 .........     USD       10,000       10,275
 Medco Health Solutions
   7.25% 8/15/13 .............................     USD       10,000       10,724
 Schering-Plough 6.50% 12/1/33 ...............     USD        5,000        4,987
 Wyeth 5.50% 2/1/14 ..........................     USD       10,000        9,573
                                                                        --------
                                                                          60,637
                                                                        --------
 INDUSTRIAL MACHINERY-0.16%
 Interline Brands 11.50% 5/15/11 .............     USD       10,000       11,100
                                                                        --------
                                                                          11,100
                                                                        --------
 LEISURE, LODGING & ENTERTAINMENT-1.67%
 Ameristar Casinos 10.75% 2/15/09 ............     USD       10,000       11,450
 Boyd Gaming 9.25% 8/1/09 ....................     USD       10,000       10,975
 Felcor Lodging 10.00% 9/15/08 ...............     USD       10,000       10,600
#Herbst Gaming 144A 8.125% 6/1/12 ............     USD       10,000       10,188
 Mandalay Resort Group 10.25% 8/1/07 .........     USD       10,000       11,150
 MGM Mirage 9.75% 6/1/07 .....................     USD       20,000       21,949
 Penn National Gaming 8.875% 3/15/10 .........     USD       10,000       10,913
 Royal Caribbean Cruises 7.25% 3/15/18 .......     USD       15,000       14,550
 Wheeling Island Gaming
   10.125% 12/15/09 ..........................     USD       10,000       10,650
                                                                        --------
                                                                         112,425
                                                                        --------
 METALS & MINING-0.29%
 AK Steel 7.75% 6/15/12 ......................     USD       10,000        9,075
 Barrick Gold Finance 7.50% 5/1/07 ...........     USD        5,000        5,502
#Ispat Inland 144A 9.75% 4/1/14 ..............     USD        5,000        5,175
                                                                        --------
                                                                          19,752
                                                                        --------

                                                            PRINCIPAL    MARKET
                                                             AMOUNT*     VALUE
                                                                        (U.S.$)
   CORPORATE BONDS (CONTINUED)
   MISCELLANEOUS-0.08%
   Armor Holdings 8.25% 8/15/13 ..............     USD        5,000     $  5,375
                                                                        --------
                                                                           5,375
                                                                        --------
   PACKAGING & CONTAINERS-0.85%
   AEP Industries 9.875% 11/15/07 ............     USD       10,000       10,300
**#Consolidated Container 144A
     10.75% 6/15/09 ..........................     USD        5,000        3,825
   Pliant 11.125% 9/1/09 .....................     USD       25,000       26,875
  #Portola Packaging 144A 8.25% 2/1/12 .......     USD       10,000        8,050
   Radnor Holdings 11.00% 3/15/10 ............     USD       10,000        8,550
                                                                        --------
                                                                          57,600
                                                                        --------
   PAPER & FOREST PRODUCTS-0.78%
   Bowater 9.00% 8/1/09 ......................     USD        5,000        5,488
   Buckeye Technologies 8.00% 10/15/10 .......     USD        5,000        4,613
   Fort James 7.75% 11/15/23 .................     USD       20,000       20,649
  #Newark Group 144A 9.75% 3/15/14 ...........     USD        5,000        4,813
  #Port Townsend Paper 144A
     11.00% 4/15/11 ..........................     USD        5,000        5,075
   Potlatch 12.50% 12/1/09 ...................     USD       10,000       12,010
                                                                        --------
                                                                          52,648
                                                                        --------
   REAL ESTATE-0.15%
   BF Saul REIT 7.50% 3/1/14 .................     USD       10,000        9,950
                                                                        --------
                                                                           9,950
                                                                        --------
   RETAIL-0.56%
   Office Depot 10.00% 7/15/08 ...............     USD       10,000       11,550
   Petco Animal Supplies 10.75% 11/1/11 ......     USD       10,000       11,250
   Remington Arms 10.50% 2/1/11 ..............     USD        5,000        4,875
  #VICORP Restaurants 144A
     10.50% 4/15/11 ..........................     USD       10,000       10,000
                                                                        --------
                                                                          37,675
                                                                        --------
   TELECOMMUNICATIONS-2.59%
   Alaska Communications Systems
     9.875% 8/15/11 ..........................     USD       10,000       10,475
   AT&T
     7.50% 6/1/06 ............................     USD        5,000        5,287
     8.05% 11/15/11 ..........................     USD        5,000        5,141
     8.75% 11/15/31 ..........................     USD        5,000        4,893
   Centennial Cellular Operating
     10.125% 6/15/13 .........................     USD       20,000       20,749
   Cincinnati Bell 8.375% 1/15/14 ............     USD       30,000       26,849
   Citizens Communications
     8.50% 5/15/06 ...........................     USD        5,000        5,329
  #iPCS Escrow 144A 11.50% 5/1/12 ............     USD        5,000        5,150
   MCI 5.908% 5/1/07 .........................     USD        5,000        4,863
  #Qwest Services 144A 13.50% 12/15/10 .......     USD        5,000        5,838
   Sprint Capital
     4.78% 8/17/06 ...........................     USD        5,000        5,099
     6.375% 5/1/09 ...........................     USD        5,000        5,301
     8.375% 3/15/12 ..........................     USD       10,000       11,510
     8.75% 3/15/32 ...........................     USD       10,000       11,686
  #US Unwired 144A 10.00% 6/15/12 ............     USD       20,000       20,300
   Verizon New York
     6.875% 4/1/12 ...........................     USD        5,000        5,369
     7.375% 4/1/32 ...........................     USD       10,000       10,558
   Verizon Wireless Capital
     5.375% 12/15/06 .........................     USD       10,000       10,431
                                                                        --------
                                                                         174,828
                                                                        --------

                                                            Diversified Income-3

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           PRINCIPAL    MARKET
                                                            AMOUNT*     VALUE
                                                                       (U.S.$)
 CORPORATE BONDS (CONTINUED)
 TEXTILES, APPAREL & FURNITURE-0.16%
 Warnaco 8.875% 6/15/13 .....................    USD        10,000    $   10,800
                                                                      ----------
                                                                          10,800
                                                                      ----------
 TRANSPORTATION & SHIPPING-0.85%
 Continental Airlines 6.503% 6/15/11 ........    USD         5,000         4,664
#Horizon Lines 144A 9.00% 11/1/12 ...........    USD         5,000         5,088
 Kansas City Southern Railway
   9.50% 10/1/08 ............................    USD        20,000        21,824
 OMI 7.625% 12/1/13 .........................    USD        10,000         9,850
 Overseas Shipholding Group
   8.25% 3/15/13 ............................    USD        10,000        10,800
 Seabulk International 9.50% 8/15/13 ........    USD         5,000         5,156
                                                                      ----------
                                                                          57,382
                                                                      ----------
 UTILITIES-3.27%
#Allegheny Energy Supply Statutory Trust
   2001 Series B 144A 13.00% 11/15/07 .......    USD         5,000         5,125
 Avista 9.75% 6/1/08 ........................    USD        10,000        11,800
 Calpine 10.50% 5/15/06 .....................    USD         5,000         4,525
 Cogentrix Energy 8.75% 10/15/08 ............    USD        10,000        10,375
 Detroit Edison 6.35% 10/15/32 ..............    USD         5,000         5,046
#Dynegy Holdings 144A
   10.125% 7/15/13 ..........................    USD        15,000        16,313
 Edison Mission Energy 9.875% 4/15/11 .......    USD        10,000        10,475
 El Paso Natural Gas 7.625% 8/1/10 ..........    USD         5,000         5,150
 Elwood Energy 8.159% 7/5/26 ................    USD         4,577         4,623
 Exelon Generation 6.95% 6/15/11 ............    USD         5,000         5,482
 Midland Funding II 11.75% 7/23/05 ..........    USD         9,164         9,531
 Midwest Generation
   8.30% 7/2/09 .............................    USD         5,000         5,050
  #144A 8.75% 5/1/34 ........................    USD        20,000        20,300
+Mirant Americas Generation
   7.625% 5/1/06 ............................    USD        10,000         7,625
#NRG Energy 144A 8.00% 12/15/13 .............    USD        20,000        20,299
 Oncor Electric Delivery 7.00% 5/1/32 .......    USD         5,000         5,394
 Orion Power Holdings 12.00% 5/1/10 .........    USD         5,000         6,125
#Power Contract Financing 144A
   5.20% 2/1/06 .............................    USD         4,365         4,394
 Progress Energy 6.75% 3/1/06 ...............    USD        10,000        10,549
 PSEG Energy Holdings 7.75% 4/16/07 .........    USD        10,000        10,525
 PSEG Power 8.625% 4/15/31 ..................    USD         5,000         6,125
 Reliant Resources 9.50% 7/15/13 ............    USD        10,000        10,825
 Sempra Energy 4.75% 5/15/09 ................    USD         5,000         5,036
 Southern California Edison
   6.00% 1/15/34 ............................    USD         5,000         4,807
 Tennessee Gas Pipeline
   8.375% 6/15/32 ...........................    USD        10,000         9,800
 TXU Energy 7.00% 3/15/13 ...................    USD         5,000         5,454
                                                                      ----------
                                                                         220,753
                                                                      ----------
 TOTAL CORPORATE BONDS
   (COST $1,826,718) ........................                          1,829,534
                                                                      ----------

                                                             PRINCIPAL   MARKET
                                                              AMOUNT*    VALUE
                                                                        (U.S.$)
  FOREIGN BONDS-19.22%^
  ARGENTINA-0.10%
++Republic of Argentina 1.234% 8/3/12 ...........    USD      10,000    $  6,674
                                                                        --------
                                                                           6,674
                                                                        --------
  ARUBA-0.08%
  UFJ Finance Aruba 6.75% 7/15/13 ...............    USD       5,000       5,179
                                                                        --------
                                                                           5,179
                                                                        --------
  AUSTRALIA-1.56%
  New South Wales Treasury 8.00% 3/1/08 .........    AUD      38,000      28,424
  Queensland Treasury
    6.00% 6/14/11 ...............................    AUD      30,000      20,982
    6.00% 8/14/13 ...............................    AUD      80,000      55,695
                                                                        --------
                                                                         105,101
                                                                        --------
  AUSTRIA-0.78%
  Republic of Austria 5.25% 1/4/11 ..............    EUR      40,000      52,313
                                                                        --------
                                                                          52,313
                                                                        --------
  BELGIUM-0.74%
  Kingdom of Belgium 5.75% 3/28/08 ..............    EUR      38,000      50,108
                                                                        --------
                                                                          50,108
                                                                        --------
  BRAZIL-0.49%
  Federal Republic of Brazil 11.00% 8/17/40 .....    USD      35,000      33,031
                                                                        --------
                                                                          33,031
                                                                        --------
  BRITISH VIRGIN ISLANDS-0.32%
  ChipPac International 12.75% 8/1/09 ...........    USD      20,000      21,450
                                                                        --------
                                                                          21,450
                                                                        --------
  CANADA-0.45%
  Abitibi-Consolidated
    6.95% 12/15/06 ..............................    USD      10,000      10,299
 #Hollinger 144A 11.875% 3/1/11 .................    USD       8,000       9,400
  Rogers Cablesystems
    10.00% 3/15/05 ..............................    USD      10,000      10,425
                                                                        --------
                                                                          30,124
                                                                        --------
  CAYMAN ISLANDS-0.16%
  Bluewater Finance 10.25% 2/15/12 ..............    USD      10,000      10,600
                                                                        --------
                                                                          10,600
                                                                        --------
  COLUMBIA-0.25%
  Republic of Colombia
    8.125% 5/21/24 ..............................    USD      15,000      12,225
    10.375% 1/28/33 .............................    USD       5,000       4,875
                                                                        --------
                                                                          17,100
                                                                        --------
  ECUADOR-0.21%
**Republic of Ecuador 7.00% 8/15/30 .............    USD      20,000      14,175
                                                                        --------
                                                                          14,175
                                                                        --------
  FRANCE-2.33%
  Government of France
    4.00% 4/25/13 ...............................    EUR     110,000     131,638
    5.00% 1/12/06 ...............................    EUR      17,000      21,432
 #Rhodia 144A 8.875% 6/1/11 .....................    USD       5,000       4,250
                                                                        --------
                                                                         157,320
                                                                        --------
  GERMANY-2.47%
  Deutschland Republic
    4.50% 1/4/13 ................................    EUR      57,000      70,884
    4.75% 7/4/28 ................................    EUR      10,000      11,920
    5.00% 7/4/11 ................................    EUR      65,000      83,943
                                                                        --------
                                                                         166,747
                                                                        --------

                                                            Diversified Income-4

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           PRINCIPAL    MARKET
                                                            AMOUNT*     VALUE
                                                                       (U.S.$)
  FOREIGN BONDS (CONTINUED)
  IRELAND-0.14%
  Smurfit Capital Funding
    7.50% 11/20/25 ..............................    USD      10,000    $  9,400
                                                                        --------
                                                                           9,400
                                                                        --------
  ITALY-2.35%
  Republic of Italy
    0.375% 10/10/06 .............................    JPY   5,000,000      45,841
    3.80% 3/27/08 ...............................    JPY  11,000,000     112,412
                                                                        --------
                                                                         158,253
                                                                        --------
  LUXEMBOURG-0.15%
 #BCP Caylux Holdings 144A
    9.625% 6/15/14 ..............................    USD      10,000      10,413
                                                                        --------
                                                                          10,413
                                                                        --------
  MEXICO-0.38%
  Telefonos de Mexico 4.50% 11/19/08 ............    USD      10,000       9,758
  United Mexican States 8.30% 8/15/31 ...........    USD      15,000      15,750
                                                                        --------
                                                                          25,508
                                                                        --------
  NETHERLANDS-0.27%
  Deutsche Telekom International Finance
    8.75% 6/15/30 ...............................    USD       15,000     18,310
                                                                        --------
                                                                          18,310
                                                                        --------
  NORWAY-0.15%
  Ocean Rig Norway 10.25% 6/1/08 ................    USD        5,000      4,975
  Petroleum Geo-Services 10.00% 11/5/10 .........    USD        5,000      5,200
                                                                        --------
                                                                          10,175
                                                                        --------
  PANAMA-0.07%
  Republic of Panama 8.875% 9/30/27 .............    USD        5,000      4,875
                                                                        --------
                                                                           4,875
                                                                        --------
  PERU-0.83%
  Republic of Peru
    8.375% 5/3/16 ...............................    USD       55,000     51,425
    8.75% 11/21/33 ..............................    USD        5,000      4,415
                                                                        --------
                                                                          55,840
                                                                        --------
  POLAND-1.39%
  Poland Government
    5.00% 10/24/13 ..............................    PLZ      260,000     60,047
    6.00% 5/24/09 ...............................    PLZ      120,000     30,627
    8.50% 11/12/06 ..............................    PLZ       10,000      2,766
                                                                        --------
                                                                          93,440
                                                                        --------
  SINGAPORE-0.08%
 #Singapore Telecommunications 144A
    7.375% 12/1/31 ..............................    USD        5,000      5,567
                                                                        --------
                                                                           5,567
                                                                        --------
  SPAIN-0.72%
  Kingdom of Spain 3.10% 9/20/06 ................    JPY    5,000,000     48,576
                                                                        --------
                                                                          48,576
                                                                        --------
  SUPRANATIONAL-0.57%
  Inter-American Development Bank
    1.90% 7/8/09 ................................    JPY    4,000,000     38,514
                                                                        --------
                                                                          38,514
                                                                        --------

                                                             PRINCIPAL   MARKET
                                                              AMOUNT*    VALUE
                                                                        (U.S.$)
  FOREIGN BONDS (CONTINUED)
  SWEDEN-1.92%
  Stena 9.625% 12/1/12 ..........................    USD        5,000  $   5,575
  Swedish Government
    5.00% 1/28/09 ...............................    SEK      140,000     19,347
    5.50% 10/8/12 ...............................    SEK      490,000     69,244
    6.75% 5/5/14 ................................    SEK      230,000     35,468
                                                                       ---------
                                                                         129,634
                                                                       ---------
  URUGUAY-0.10%
  Republic of Uruguay PIK 7.875% 1/15/33 ........    USD       10,000      6,400
                                                                       ---------
                                                                           6,400
                                                                       ---------
  UNITED KINGDOM-0.07%
  Vodafone Group 5.375% 1/30/15 .................    USD        5,000      4,934
                                                                       ---------
                                                                           4,934
                                                                       ---------
  VENEZUELA-0.09%
  Venezuela 10.75% 9/19/13 ......................    USD        6,000      5,925
                                                                       ---------
                                                                           5,925
                                                                       ---------
  TOTAL FOREIGN BONDS
    (COST $1,288,530) ...........................                      1,295,686
                                                                       ---------

  MUNICIPAL BONDS-0.49%
  AIRLINE REVENUE BONDS-0.06%
  New Jersey Economic Development
   Authority Continental Airlines Inc. Project
    6.25% 9/15/29 ...............................    USD        5,000      3,668
                                                                       ---------
                                                                           3,668
                                                                       ---------
  MISCELLANEOUS REVENUE BONDS-0.15%
  State of Oregon 5.892% 6/1/27 .................    USD        5,000      5,053
  West Virginia Economic Development Authority
    6.07% 7/1/26 ................................    USD        5,000      4,958
                                                                       ---------
                                                                          10,011
                                                                       ---------
  STATE GENERAL OBLIGATION BONDS-0.13%
  State of Illinois 5.10% 6/1/33 ................    USD       10,000      8,929
                                                                       ---------
                                                                           8,929
                                                                       ---------
  TERRITORIAL REVENUE BONDS-0.07%
  Puerto Rico Public Buildings
   Authority Revenue 5.25% 7/1/33 ...............    USD        5,000      5,008
                                                                       ---------
                                                                           5,008
                                                                       ---------
  TRANSPORTATION REVENUE BONDS-0.08%
  Colorado Department Transportation Revenue
    5.00% 12/15/12 ..............................    USD        5,000      5,434
                                                                       ---------
                                                                           5,434
                                                                       ---------
  TOTAL MUNICIPAL BONDS
    (COST $35,002) ..............................                         33,050
                                                                       ---------
  NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS-2.20%
  Bank of America Alternative Loan Trust
    Series 03-10 2A1 6.00% 12/25/33 .............    USD        4,512      4,465
    Series 04-2 1A1 6.00% 3/25/34 ...............    USD        4,800      4,832
++Bank of America Mortgage Securities
    Series 03-I 2A4 3.828% 10/25/33 .............    USD        5,000      4,978
    Series 04-A 1A1 3.474% 2/25/34 ..............    USD        3,716      3,700
    Series 04-E 1A1 3.559% 6/25/34 ..............    USD        4,910      4,854
++Bear Stearns Commercial Mortgage
   Securities Series 04-PWR4 A2
    5.286% 6/11/41 ..............................    USD       25,000     25,244

                                                            Diversified Income-5

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                           PRINCIPAL    MARKET
                                                            AMOUNT*     VALUE
                                                                       (U.S.$)
   NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (CONTINUED)
   Credit Suisse First Boston
     Mortgage Securities
     Series 03-23 6A1 6.50% 9/25/33 ..............   USD        3,820  $   3,941
     Series 03-29 5A1 7.00% 12/25/33 .............   USD        8,303      8,749
 ++Countrywide Home Loans Series
     03-21 A1 4.171% 5/25/33 .....................   USD        2,567      2,566
   First Union-Lehman Brothers-Bank of
     America Series 98-C2 A2 6.56% 11/18/35 ......   USD       10,000     10,792
 ++Master Adjustable Rate Mortgages
     Trust Series 03-6 1A2 3.10% 12/25/33 ........   USD        5,000      4,949
   Master Alternative Loan Trust
     Series 03-9 1A1 5.50% 12/25/18 ..............   USD        4,555      4,640
     Series 04-1 2A1 7.00% 1/25/34 ...............   USD        3,984      4,132
   Nomura Asset Acceptance Series
     04-AP1 A2 3.238% 3/25/34 ....................   USD        5,000      4,948
   Nomura Asset Securities Series
     98-D6 A1B 6.59% 3/15/30 .....................   USD       10,000     10,854
 ++Residential Asset Mortgage Products
     Series 04-RZ2 AI3 4.30% 1/25/31 .............   USD       10,000     10,070
     Series 04-SL1 A3 7.00% 11/25/31 .............   USD        4,158      4,310
   Structured Asset Securities
     Series 04-12H 1A 6.00% 5/25/34 ..............   USD        9,829      9,934
 ++Series 02-22H 1A 7.00% 11/25/32 ...............   USD        1,622      1,670
 ++Washington Mutual Series 04-AR7
     A6 3.963% 7/25/34 ...........................   USD       10,000      9,644
 ++Wells Fargo Mortgage Backed
   Securities Trust
     Series 03-K 2A5 4.521% 11/25/33 .............   USD        5,000      4,710
     Series 03-M A1 4.753% 12/25/33 ..............   USD        4,424      4,276
                                                                       ---------
   TOTAL NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS
    (COST $149,133) ..............................                       148,258
                                                                       ---------

   U.S. TREASURY OBLIGATIONS-12.34%
   U.S. Treasury Bond 5.375% 2/15/31 .............   USD        5,000      5,044
   U.S. Treasury Inflation Index Notes
     3.625% 1/15/08 ..............................   USD       23,271     25,439
   U.S. Treasury Notes
     1.875% 12/31/05 .............................   USD       15,000     14,880
     2.25% 4/30/06 ...............................   USD       30,000     29,804
     2.50% 5/31/06 ...............................   USD       85,000     84,741
     3.125% 5/15/07 ..............................   USD       72,000     72,023
     3.875% 5/15/09 ..............................   USD      235,000    235,863
     4.00% 6/15/09 ...............................   USD       60,000     60,532
     4.75% 5/15/14 ...............................   USD      300,000    303,224
                                                                       ---------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $826,267) .............................                       831,550
                                                                       ---------

                                                            NUMBER OF    MARKET
                                                              SHARES     VALUE
                                                                        (U.S.$)
    COMMON STOCK-0.01%
    TELECOMMUNICATIONS-0.01%
++++MCI ...........................................               38   $     538
                                                                       ---------
    TOTAL COMMON STOCK
     (COST $1,413) ................................                          538
                                                                       ---------

    PREFERRED STOCK-0.20%
    ENERGY-0.07%
    Nexen 7.35% ...................................              200       5,112
                                                                       ---------
                                                                           5,112
                                                                       ---------
    PAPER & FOREST PRODUCTS-0.04%
    Alamosa Delaware 7.50% ........................                5       2,902
                                                                       ---------
                                                                           2,902
                                                                       ---------
    REAL ESTATE-0.09%
++++Host Marriott Class B 10.00% .................               225       5,807
                                                                       ---------
                                                                           5,807
                                                                       ---------
    TOTAL PREFERRED STOCK
     (COST $11,856) ..............................                        13,821
                                                                       ---------

                                                          PRINCIPAL
                                                           AMOUNT*
    REPURCHASE AGREEMENTS-36.00%
    With BNP Paribas 1.25% 7/1/04
     (dated 6/30/04, to be repurchased at
     $1,264,044, collateralized by $242,000
     U.S. Treasury Bills due 11/4/04, market
     value $240,850, $858,000 U.S. Treasury
     Bills due 11/18/04, market value
     $853,302, and $197,000 U.S. Treasury
     Bills due 12/23/04,
     market value $195,766) ....................... USD   1,264,000    1,264,000
    With UBS Warburg 1.25% 7/1/04 (dated
     6/30/04, to be repurchased at $1,163,040,
     collateralized by $224,000 U.S. Treasury
     Notes 2.25% due 7/31/04, market value
     $225,824, $224,000 U.S. Treasury Notes
     5.875% due 11/15/05, market value
     $235,404, and $672,000 U.S. Treasury
     Notes 5.625% due 5/15/08,
     market value $730,037) ....................... USD   1,163,000    1,163,000
                                                                       ---------
    TOTAL REPURCHASE AGREEMENTS
     (COST $2,427,000) ............................                    2,427,000
                                                                       ---------

                                                            Diversified Income-6

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-116.27% (COST $7,814,489) ...........................................    $7,837,751

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(16.27%) .............................................    (1,096,843)
                                                                                                          ----------
NET ASSETS APPLICABLE TO 776,250 SHARES OUTSTANDING-100.00% ..........................................    $6,740,908
                                                                                                          ==========

NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($2,688,713 / 309,114 SHARES) ..         $8.70
                                                                                                               =====
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($4,052,195 / 467,136 SHARES) ...         $8.67
                                                                                                               =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:+++
Shares of beneficial interest (unlimited authorization-no par) .......................................    $6,667,525
Undistributed net investment income*** ...............................................................        59,205
Accumulated net realized loss on investments .........................................................        (2,634)
Net unrealized appreciation of investments and foreign currencies ....................................        16,812
                                                                                                          ----------
Total net assets .....................................................................................    $6,740,908
                                                                                                          ==========

-----------------
 *Principal amount is stated in the currency in which each bond is denominated:
  AUD - Australian Dollar
  EUR - European Monetary Unit
  JPY - Japanese Yen
  PLZ - Polish Zloty
  SEK - Swedish Krona
  USD - U.S. Dollar

  **Step coupon bond.

 ***Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

   #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #8 in "Notes to Financial Statements."

   +Non-income producing security. Security is currently in default.

  ++Variable Rate Notes - the interest rate shown is the rate as of June 30, 2004.

 +++See Note #4 in "Notes to Financial Statements."

++++Non-income providing security for the period ended June 30, 2004.

   ^Securities have been classified by country of origin. Classification by type of business has been presented in Note #13 in "Notes to Financial Statements."

   SUMMARY OF ABBREVIATIONS:
   PIK - Pay-in-kind
   REIT - Real Estate Investment Trust
   SLMA - Student Loan Marketing Association
   TBA - To be announced

                             See accompanying notes


                                                            Diversified Income-7

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)



INVESTMENT INCOME:
Interest .......................................................      $  65,509
Dividends ......................................................            866
                                                                      ---------
                                                                         66,375
                                                                      ---------
EXPENSES:
Management fees ................................................          8,226
Custodian fees .................................................          4,000
Reports and statements to shareholders .........................          2,350
Distribution expenses-Service Class ............................            497
Legal and professional fees ....................................            484
Accounting and administration expenses .........................            466
Trustees' fees .................................................            426
Registration fees ..............................................            364
Dividend disbursing and transfer agent fees
   and expenses ................................................            108
Other ..........................................................            164
                                                                      ---------
                                                                         17,085
Less expenses absorbed or waived ...............................         (6,556)
Less waiver of distribution expenses-Service Class .............            (83)
Less expenses paid indirectly ..................................            (13)
                                                                      ---------
Total expenses .................................................         10,433
                                                                      ---------

NET INVESTMENT INCOME ..........................................         55,942
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments ....................................................          6,771
Futures contracts ..............................................          2,039
Options written ................................................            214
Swap agreements ................................................           (442)
Foreign currencies .............................................          2,326
                                                                      ---------
Net realized gain ..............................................         10,908

Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .......................        (42,495)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ..........................        (31,587)
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................      $  24,355
                                                                      =========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS    PERIOD
                                                             ENDED     5/16/03*
                                                            6/30/04       TO
                                                          (UNAUDITED)  12/31/03
                                                          -----------  --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ................................    $  55,942   $  55,794
Net realized gain (loss) on investments and
   foreign currencies ................................       10,908     (11,249)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ................................      (42,495)     59,307
                                                         ----------  ----------
Net increase in net assets resulting
   from operations ...................................       24,355     103,852
                                                         ----------  ----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ....................................      (54,824)          -
                                                         ----------  ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ....................................      593,261   2,000,009
   Service Class .....................................    4,109,511           9
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ....................................       54,824           -
                                                         ----------  ----------
                                                          4,757,596   2,000,018
                                                         ----------  ----------
Cost of shares repurchased:
   Standard Class ....................................       (8,279)          -
   Service Class .....................................      (81,810)          -
                                                         ----------  ----------
                                                            (90,089)          -
                                                         ----------  ----------

Increase in net assets derived from
   capital share transactions ........................    4,667,507   2,000,018
                                                         ----------  ----------

NET INCREASE IN NET ASSETS ...........................    4,637,038   2,103,870

NET ASSETS:
   Beginning of period ...............................    2,103,870           -
                                                         ----------  ----------
   End of period (including undistributed
    net investment income of $59,205 and
    $54,558, respectively) ...........................   $6,740,908  $2,103,870
                                                         ==========  ==========

*Commencement of operations.

                             See accompanying notes


                                                            Diversified Income-8

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS
                                                                                                 SIX MONTHS
                                                                                                   ENDED     5/16/03(2)
                                                                                                 6/30/04(1)      TO
                                                                                                 (UNAUDITED)  12/31/03
                                                                                                 ----------------------
Net asset value, beginning of period .........................................................      $8.940      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) .....................................................................       0.195       0.240
Net realized and unrealized gain (loss) on investments and foreign currencies ................      (0.202)      0.200
                                                                                                    ------      ------
Total from investment operations .............................................................      (0.007)      0.440
                                                                                                    ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................................................      (0.233)          -
                                                                                                    ------      ------
Total dividends and distributions ............................................................      (0.233)          -
                                                                                                    ------      ------

Net asset value, end of period ...............................................................      $8.700      $8.940
                                                                                                    ======      ======

Total return(4) ..............................................................................      (0.14%)      5.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................................................      $2,689      $2,104
Ratio of expenses to average net assets ......................................................       0.80%       0.80%
Ratio of expenses to average net assets prior to expense limitation and expenses
  paid indirectly ............................................................................       1.32%       1.59%
Ratio of net investment income to average net assets .........................................       4.45%       4.43%
Ratio of net investment income to average net assets prior to expense limitation
  and expenses paid indirectly ...............................................................       3.93%       3.64%
Portfolio turnover ...........................................................................        527%        521%

---------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                            Diversified Income-9

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS


Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                              DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS
                                                                                           SIX MONTHS
                                                                                              ENDED    5/16/03(2)
                                                                                            6/30/04(1)     TO
                                                                                           (UNAUDITED)  12/31/03
                                                                                           ---------------------
Net asset value, beginning of period ...............................................         $8.930      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...........................................................          0.185       0.216
Net realized and unrealized gain (loss) on investments and foreign currencies ......         (0.226)      0.214
                                                                                             ------      ------
Total from investment operations ...................................................         (0.041)      0.430
                                                                                             ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................................................         (0.219)          -
                                                                                             ------      ------
Total dividends and distributions ..................................................         (0.219)          -
                                                                                             ------      ------

Net asset value, end of period .....................................................         $8.670      $8.930
                                                                                             ======      ======

Total return(4) ....................................................................         (0.63%)      5.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............................................         $4,052      $    -
Ratio of expenses to average net assets ............................................          1.05%       1.05%
Ratio of expenses to average net assets prior to expense limitation and expenses
  paid indirectly ..................................................................          1.62%       1.89%
Ratio of net investment income to average net assets ...............................          4.20%       4.18%
Ratio of net investment income to average net assets prior to expense limitation
  and expenses paid indirectly .....................................................          3.63%       3.34%
Portfolio turnover .................................................................           527%        521%

-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-10

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $13 for the six months ended June 30, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

                                                           Diversified Income-11

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC pays DIAL a portion of the management fee based on the portion of foreign assets in the portfolio. The Series does not pay any fees directly to DIAL.

As set forth in the May 5, 2004 and June 24, 2004 Supplements to the Series' Prospectuses, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for the Series it sub-advises, Delaware VIP Diversified Income Series, will automatically terminate as of the Closing. DMC informed the Board that it will not seek to continue the Agreement with DIAL after the Closing, and, if deemed appropriate, may terminate the Agreement prior to Closing. The Board was informed that upon the termination of the Agreement, DMC would assume responsibility for the day-to-day management of the assets formerly managed by DIAL.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had receivables from or liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,
         INVESTMENT             TRANSFER AGENT,
         MANAGEMENT       ACCOUNTING AND ADMINISTRATION    OTHER EXPENSES
        FEE PAYABLE TO      FEES AND OTHER EXPENSES        PAYABLE TO DMC
            DMC                 PAYABLE TO DSC             AND AFFILIATES*
        --------------    ------------------------------  ----------------
           $999                     $174                          $5

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $20.

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..   $8,231,485
Purchases of U.S. government securities .....................................      295,628
Sales other than U.S. government securities and short-term investments ......    4,961,579
Sales of U.S. government securities .........................................      201,251

                                                           Diversified Income-12

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE         AGGREGATE
     COST OF              UNREALIZED         UNREALIZED      NET UNREALIZED
   INVESTMENTS            APPRECIATION      DEPRECIATION      APPRECIATION
   -----------            ------------      ------------     --------------
   $7,815,188               $52,791           $(30,228)         $22,563

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the periods ended June 30, 2004 and December 31, 2003 was as follows:
                                          SIX MONTHS             PERIOD**
                                            ENDED                 ENDED
                                           6/30/04*             12/31/03
                                          ----------            ---------
Ordinary income .......................    $54,824                $ -

 *Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.
**Commenced operations on May 16, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................................  $6,667,525
Undistributed ordinary income .....................................      57,240
Capital loss carryforwards ........................................      (7,515)
Unrealized depreciation of investments and foreign currencies .....      23,658
                                                                     ----------
Net assets ........................................................  $6,740,908
                                                                     ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain
(loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                    UNDISTRIBUTED              ACCUMULATED
                        NET                     REALIZED
                  INVESTMENT INCOME            GAIN (LOSS)
                  -----------------            -----------
                      $1,203                    $(1,203)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $7,716 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,716 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $201 which may be offset by the capital loss carryforwards.


                                                           Diversified Income-13

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                        SIX MONTHS   PERIOD*
                                                                          ENDED       ENDED
                                                                         6/30/04    12/31/03
                                                                        ---------   --------
Shares sold:
   Standard Class ...................................................     68,624     235,295
   Service Class ....................................................    476,631           1

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...................................................      6,153           -
                                                                         -------     -------
                                                                         551,408     235,296
                                                                         -------     -------

Shares repurchased:
   Standard Class ...................................................       (958)          -
   Service Class ....................................................     (9,496)          -
                                                                         -------     -------
                                                                         (10,454)          -
                                                                         -------     -------

Net increase ........................................................    540,954     235,296
                                                                         =======     =======

*Commenced operations on May 16, 2003.

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at June 30, 2004:

                                                                               UNREALIZED
                                                                              APPRECIATION
   CONTRACTS TO RECEIVE                IN EXCHANGE FOR     SETTLEMENT DATE   (DEPRECIATION)
   ----------------------------------------------------------------------------------------
      30,345 Australian Dollars              $21,287           7/1/04            $(149)
       14,900 British Pounds                  27,033          7/30/04              (85)
   72,746 European Monetary Units             88,823           7/1/04             (317)
       6,763,933 Japanese Yen                 62,716           7/1/04             (726)
        71,303 Polish Zloty                   19,188           7/1/04               98
       210,068 Swedish Kroner                 28,071           7/1/04             (184)
                                                                               -------
                                                                               $(1,363)
                                                                               =======

                                                           Diversified Income-14

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN EXCHANGE CONTRACTS (CONTINUED)

                                                                                       UNREALIZED
                                                                                      APPRECIATION
   CONTRACTS TO DELIVER                       IN EXCHANGE FOR   SETTLEMENT DATE      (DEPRECIATION)
   -------------------------------------------------------------------------------------------------
     17,082 Australian Dollars                    $12,100          10/29/04              $ 354
       14,900 British Pounds                       26,853           7/30/04                (95)
   34,009 European Monetary Units                  40,459           11/3/04               (861)
                                                                                         -----
                                                                                         $(602)
                                                                                         =====

8. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2004 were as follows:

                                                                                        UNREALIZED
             CONTRACTS                           NOTIONAL                              APPRECIATION
           TO BUY (SELL)                      COST (PROCEEDS)    EXPIRATION DATE      (DEPRECIATION)
    -------------------------------           ---------------    ---------------      --------------
   (3) U.S. Treasury 10 year Notes               $(322,809)           9/04               $(5,176)
    (1) U.S. Treasury 5 year Notes                (107,665)           9/04                (1,023)
      1 U.S. Treasury Long Bond                    105,757            9/04                   619
                                                                                         -------
                                                                                         $(5,580)
                                                                                         =======

9. OPTIONS WRITTEN
During the six months ended June 30, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2004 for the Series, were as follows:

                                                           NUMBER
                                                         OF CONTRACTS   PREMIUMS
                                                         ------------   --------
Options outstanding at December 31, 2003 ..............      -            $  -
Options written .......................................      2             771
Options terminated in closing purchase transactions ...     (2)           (771)
                                                           ---            ----
Options outstanding at June 30, 2004 ..................      -            $  -
                                                           ===            ====

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

10. SWAP AGREEMENTS
During the six months ended June 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at June 30, 2004.


                                                           Diversified Income-15

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Securities with contractual restrictions on resale or Rule 144A securities, if liquid, may not be subject to the Series' 10% restriction on investing in such assets. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

13. INDUSTRY ALLOCATION
As of June 30, 2004, the foreign bond holdings of the Series, classified by type of business, was a follows:

INDUSTRY                                    PERCENTAGE
                                          OF NET ASSETS

Banking, Finance & Insurance                  0.08%
Cable, Media & Publishing                     0.29%
Chemicals                                     0.22%
Computers & Technology                        0.32%
Energy                                        0.30%
Foreign Government                           17.06%
Paper & Forest Products                       0.29%
Telecommunications                            0.58%
Transportation & Shipping                     0.08%
                                             -----
Total                                        19.22%
                                             =====
PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                           Diversified Income-16

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                     NUMBER OF        MARKET
                                                      SHARES           VALUE
                                                                      (U.S.$)
   COMMON STOCK-96.72%*
   Argentina-1.04%
   Tenaris ADR ..................................        4,500      $  147,375
                                                                    ----------
                                                                       147,375
                                                                    ----------
   BRAZIL-11.53%
   Brasil Telecom ...............................      373,860           1,374
   Companhia de Concessoes Rodoviarias ..........        7,600          85,890
   Companhia de Saneamento Basico
     do Estado de Sao Paulo .....................    6,020,000         260,666
   Companhia Siderurgica Nacional ...............       17,700         215,578
   Companhia Vale do Rio Doce ADR
     Preferred ..................................          900          35,190
   Companhia Vale do Rio Doce ADR ...............        2,500         118,875
   Investimentos Itau ...........................      166,000         192,961
   Petroleo Brasileiro ..........................        6,573         163,211
   Petroleo Brasileiro ADR ......................        3,300          83,160
   Ultrapar Participacoes .......................   17,800,000         189,495
   Votorantim Celulose e Papel ADR ..............        8,800         279,839
                                                                    ----------
                                                                     1,626,239
                                                                    ----------
   CHILE-3.14%
   Administradora de Fonfos
   de Pensiones Provida ADR .....................        5,229         132,503
   Banco Santander ADR ..........................        5,800         154,860
   Empresa Nacional de Electricidad ADR .........       12,600         156,114
                                                                    ----------
                                                                       443,477
                                                                    ----------
  ^CHINA-4.90%
   Beijing Capital International Airport ........      528,000         162,466
   Chaoda Modern Agriculture Holdings ...........      161,500          45,035
   Guangshen Railway ............................      576,000         166,158
   Texwinca Holdings ............................      204,000         160,850
   Zhejiang Expressway ..........................      220,000         156,542
                                                                    ----------
                                                                       691,051
                                                                    ----------
   CROATIA-0.81%
   Pliva GDR ....................................        7,698         114,315
                                                                    ----------
                                                                       114,315
                                                                    ----------
   CZECH REPUBLIC-3.81%
   Cesky Telecom ................................       13,189         161,044
   CEZ ..........................................       17,757         125,268
   Philip Morris ................................          412         251,062
                                                                    ----------
                                                                       537,374
                                                                    ----------
   EGYPT-1.61%
   MobiNil-Egyptian Mobile Services .............       18,860         226,992
                                                                    ----------
                                                                       226,992
                                                                    ----------
   ESTONIA-2.73%
   Eesti Telekom GDR ............................        7,643         189,546
  #Eesti Telekom GDR 144A .......................        1,591          39,894
   Hansabank ....................................       18,557         155,784
                                                                    ----------
                                                                       385,224
                                                                    ----------
 ++HONG KONG/CHINA-2.23%
   Asia Aluminum Holdings .......................    1,812,000         176,559
   Fountain Set Holdings ........................      206,000         137,337
                                                                    ----------
                                                                       313,896
                                                                    ----------
   HUNGARY-3.28%
   Gedeon Richter GDR ...........................          166          16,746
 #Gedeon Richter GDR 144A .......................        1,214         121,919
   Magyar Tavkozlesi ............................       50,709         202,965
   OTP Bank .....................................        5,954         121,611
                                                                    ----------
                                                                       463,241
                                                                    ----------

                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                                     (U.S.$)
   COMMON STOCK (CONTINUED)
   INDIA-3.16%
   Gail India GDR ...............................        5,259      $  118,328
   ICICI Bank ADR ...............................       13,062         158,050
   Ranbaxy Laboratories Limited GDR .............        8,627         170,038
                                                                    ----------
                                                                       446,416
                                                                    ----------
   INDONESIA-2.91%
   Hanjaya Mandala Sampoerna ....................      515,500         279,611
  +Telekomunikasi Indonesia .....................      165,500         130,253
                                                                    ----------
                                                                       409,864
                                                                    ----------
   ISRAEL-1.52%
   Bank Hapoalim ................................       80,537         214,181
                                                                    ----------
                                                                       214,181
                                                                    ----------
   MALAYSIA-4.52%
   Malaysia International Shipping ..............       58,500         184,737
   PLUS Expressways .............................      394,900         233,822
   Tanjong ......................................       66,500         218,750
                                                                    ----------
                                                                       637,309
                                                                    ----------
   MEXICO-8.03%
   Cemex de C.V .................................       57,980         335,824
   Grupo Aeroportuario del Sureste de C.V. ADR ..        8,500         157,250
   Grupo Continental ............................       97,300         151,860
   Kimberly Clark de Mexico de C.V. ADR .........       80,400         218,899
   Telefonos de Mexico de C.V. ADR ..............        8,100         269,487
                                                                    ----------
                                                                     1,133,320
                                                                    ----------
   POLAND-1.04%
   Bank Pekao ...................................        4,393         146,746
                                                                    ----------
                                                                       146,746
                                                                    ----------
   REPUBLIC OF KOREA-11.12%
   Hyundai Motor ................................        5,430         208,882
  +Kookmin Bank .................................        3,770         117,129
   Korea Electric Power .........................       12,700         204,431
   KT ADR .......................................       15,127         272,892
  #KT&G GDR 144A ................................       28,721         327,420
   POSCO ........................................            1             129
   POSCO ADR ....................................        7,269         243,584
   Samsung Electronics ..........................          470         194,020
                                                                    ----------
                                                                     1,568,487
                                                                    ----------
   RUSSIA-1.47%
   LUKOIL ADR ...................................        1,966         206,823
                                                                    ----------
                                                                       206,823
                                                                    ----------
   SOUTH AFRICA-15.74%
   ABSA Group ...................................       26,258         215,567
   African Bank Investments .....................      146,611         278,484
   Alexander Forbes .............................      157,345         258,094
   Aspen Pharmacare Holdings ....................       83,450         170,601
   Impala Platinum Holdings .....................        3,954         299,784
   Nampak .......................................       65,109         152,495
   Network Healthcare Holdings ..................      204,622         146,576
   Sasol ........................................       22,328         345,402
   Steinhoff International Holdings .............      263,054         353,576
                                                                    ----------
                                                                     2,220,579
                                                                    ----------

                                                              Emerging Markets-1

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                                      (U.S.$)
   COMMON STOCK (CONTINUED)
   TAIWAN-8.49%
   Asustek Computer .............................       93,875      $  213,479
   China Steel GDR ..............................       10,579         198,356
   Chunghwa Telecom ADR .........................       23,406         412,882
   Pihsiang Machinery Manufacturing .............       82,000         171,849
   President Chain Store ........................      106,232         200,527
                                                                    ----------
                                                                     1,197,093
                                                                    ----------
   THAILAND-2.46%
   Land & Houses NVDR ...........................      587,000         128,498
   Thai Union Frozen Products ...................      365,032         183,030
   Thai Union Frozen Products NVDR ..............       71,468          35,310
                                                                    ----------
                                                                       346,838
                                                                    ----------
   UNITED KINGDOM-1.18%
  +Vedanta Resources ............................       32,109         166,682
                                                                    ----------
                                                                       166,682
                                                                    ----------
   TOTAL COMMON STOCK
     (COST $11,400,285) .........................                   13,643,522
                                                                    ==========

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
                                                                      (U.S.$)
Repurchase Agreements-3.66%
With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $268,809 collateralized by $51,500
   U.S. Treasury Bills due 11/4/04,
   market value $51,207, $182,500
   U.S. Treasury Bills due 11/18/04,
   market value $181,419, and $42,000
   U.S. Treasury Bills due 12/23/04,
   market value $41,621) ........................   $  268,800      $  268,800
With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $247,209 collateralized by $47,500
   U.S. Treasury Notes 2.25% due 7/31/04,
   market value $48,012, $47,500
   U.S. Treasury Notes 5.875% due 11/15/05,
   market value $50,049, and $142,800
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $155,212) .......................      247,200         247,200
Total Repurchase Agreements                                         ----------
   (cost $516,000) ..............................                      516,000
                                                                    ==========

TOTAL MARKET VALUE OF SECURITIES-100.38% (COST $ 11,916,285) .................................................   14,159,522
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.38%) ......................................................      (53,524)
                                                                                                                -----------
NET ASSETS APPLICABLE TO 1,281,455 SHARES OUTSTANDING-100.00% ................................................  $14,105,998
                                                                                                                ===========
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($13,589,420 / 1,234,502 SHARES) .........       $11.01
                                                                                                                     ======
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($516,578 / 46,953 SHARES) ................       $11.00
                                                                                                                     ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:**
Shares of beneficial interest (unlimited authorization-no par) ...............................................  $12,218,426
Accumulated net realized loss on investments .................................................................     (350,763)
Net unrealized appreciation of investments and foreign currencies ............................................    2,238,335
                                                                                                                -----------
Total net assets .............................................................................................  $14,105,998
                                                                                                                ===========

  +Non-income producing security for the period ended June 30, 2004. ++Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
  #Securities exempt from registration under Rule of the Securities
   Act of 144A 1933.
   See Note #8 in "Notes to Financial Statements."
  *Securities have been classified by country of origin. Classification by type of business has been presented in Note #10 to the Financial Statements. **See Note #4 in "Notes to Financial Statements."
  ^Securities listed and traded on the Hong Kong Stock Exchange.

   ADR - American Depositary Receipts
   GDR - Global Depositary Receipts
   NVDR - Non-Voting Depositary Receipts

                             See accompanying notes
                                                              Emerging Markets-2

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ....................................................      $  307,354
Interest .....................................................           1,157
Foreign tax withheld .........................................         (24,469)
                                                                    ----------
                                                                       284,042
                                                                    ----------
EXPENSES:
Management fees ..............................................          91,667
Custodian fees ...............................................          14,002
Legal and professional fees ..................................           3,079
Accounting and administration expenses .......................           2,731
Dividend disbursing and transfer agent fees and expenses .....             750
Trustees' fees ...............................................             395
Distribution expenses - Service Class ........................             236
Reports and statements to shareholders .......................             200
Other ........................................................             689
                                                                    ----------
                                                                       113,749
Less expenses absorbed or waived .............................          (3,334)
Less waiver of distribution expenses-Service Class ...........             (39)
Less expenses paid indirectly ................................             (91)
                                                                    ----------
Total expenses                                                         110,285
                                                                    ----------

NET INVESTMENT INCOME ........................................         173,757
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...............................................       1,659,882
   Foreign currencies ........................................         (10,811)
                                                                    ----------
Net realized gain ............................................       1,649,071

Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .....................      (1,643,693)
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ........................           5,378
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $  179,135
                                                                    ==========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS         YEAR
                                                  ENDED 6/30/04       ENDED
                                                   (UNAUDITED)      12/31/03
                                                   -----------     -----------



INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...........................  $   173,757     $   309,631
Net realized gain on investments
   and foreign currencies .......................    1,649,071       1,406,842
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ...........................   (1,643,693)      4,305,489
                                                   -----------     -----------
Net increase in net assets resulting
   from operations ..............................      179,135       6,021,962
                                                   -----------     -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................     (427,607)       (350,352)
   Service Class ................................       (3,733)        (17,011)
                                                   -----------     -----------
                                                      (431,340)       (367,363)
                                                   -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................    1,913,622       2,008,291
   Service Class ................................      381,347       2,044,496
Netasset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ...............................      427,607         350,352
   Service Class ................................        3,733          17,011
                                                   -----------     -----------
                                                     2,726,309       4,420,150
                                                   -----------     -----------
Cost of shares repurchased:
   Standard Class ...............................   (2,799,371)     (6,334,313)
   Service Class ................................      (17,248)     (2,594,805)
                                                   -----------     -----------
                                                    (2,816,619)     (8,929,118)
                                                   -----------     -----------
Decrease in net assets derived
   from capital share transactions ..............      (90,310)     (4,508,968)
                                                   -----------     -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ...................................     (342,515)      1,145,631

NET ASSETS:
   Beginning of period ..........................   14,448,513      13,302,882
                                                   -----------     -----------
   End of period (including undistributed
     net investment income of
     $0 and $266,302, respectively) .............  $14,105,998     $14,448,513
                                                   ===========     ===========

                             See accompanying notes

                                                              Emerging Markets-3

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                               ENDED
                                                            6/30/04(1)                       YEAR ENDED DECEMBER 31,
                                                            (UNAUDITED)      2003         2002        2001         2000        1999
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .......................  $11.180    $  6.770       $6.610      $6.310       $8.400      $5.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................    0.134       0.210        0.215       0.199        0.116       0.126
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...................    0.027       4.410        0.137       0.133       (2.064)      2.597
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations ...........................    0.161       4.620        0.352       0.332       (1.948)      2.723
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.331)     (0.210)      (0.192)     (0.032)      (0.142)     (0.133)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions ..........................   (0.331)     (0.210)      (0.192)     (0.032)      (0.142)     (0.133)
                                                              -------     -------       ------      ------       ------      ------

Net asset value, end of period .............................  $11.010     $11.180       $6.770      $6.610       $6.310      $8.400
                                                              =======     =======       ======      ======       ======      ======

Total return(3) ............................................    1.35%      70.54%        5.17%       5.28%      (23.60%)     48.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $13,589     $14,304      $12,651     $12,071      $12,148     $13,349
Ratio of expenses to average net assets ....................    1.50%       1.49%        1.43%       1.45%        1.52%       1.47%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.55%       1.58%        1.46%       1.45%        1.68%       1.53%
Ratio of net investment income to average net assets .......    2.37%       2.64%        3.15%       3.04%        1.55%       1.88%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses
   paid indirectly .........................................    2.32%       2.55%        3.12%       3.04%        1.37%       1.82%
Portfolio turnover .........................................      59%         71%          39%         41%          19%         20%

------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Emerging Markets-4

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
                                                            SIX MONTHS
                                                              ENDED                                           5/1/00(2)
                                                            6/30/04(1)          YEAR ENDED DECEMBER 31,           TO
                                                           (UNAUDITED)       2003         2002        2001     12/31/00
                                                            -----------------------------------------------------------
Net asset value, beginning of period .......................  $11.170    $  6.770       $6.610      $6.310       $7.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...................................    0.120       0.197        0.204       0.189        0.064
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..................................    0.028       4.402        0.138       0.135       (1.294)
                                                              -------     -------       ------      ------       ------
Total from investment operations ...........................    0.148       4.599        0.342       0.324       (1.230)
                                                              -------     -------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................   (0.318)     (0.199)      (0.182)     (0.024)           -
                                                              -------     -------       ------      ------       ------
Total dividends and distributions ..........................   (0.318)     (0.199)      (0.182)     (0.024)           -
                                                              -------     -------       ------      ------       ------

Net asset value, end of period .............................  $11.000     $11.170       $6.770      $6.610       $6.310
                                                              =======     =======       ======      ======       ======

Total return(4) ............................................    1.23%      70.10%        5.03%       5.15%      (16.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................     $517        $144         $652        $570          $45
Ratio of expenses to average net assets ....................    1.75%       1.71%        1.58%       1.60%        1.67%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.85%       1.83%        1.61%       1.60%        1.90%
Ratio of net investment income to average net assets .......    2.12%       2.42%        3.00%       2.89%        1.37%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    2.02%       2.30%        2.97%       2.89%        1.10%
Portfolio turnover .........................................      59%         71%          39%         41%          19%

--------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                              Emerging Markets-5

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $91 for the six months ended June 30, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

                                                              Emerging Markets-6

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2005.

As set forth in the May 5, 2004 Supplement to the Series' Prospectuses, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for the Series will automatically terminate as of the Closing.

In order for Delaware Investments to continue to provide overall management of the daily business affairs of the Series after the Closing, the Board of Trustees has approved a proposal that provides for DMC to serve as the investment manager of the Series pursuant to an Investment Management Agreement with the Series (the "New Investment Management Agreements") and for DIAL to continue to provide investment services to the Series as subadviser to DMC pursuant to a new subadvisory agreement (together with the New Investment Management Agreements, the "New Agreements").

As required under applicable law, the Board of Trustees has approved the submission of the New Agreements to applicable shareholders. Shareholders of record on June 22, 2004, will receive a proxy statement requesting approval of the New Agreements in early July. A special meeting of shareholders addressing these matters will be held on or about August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                           DIVIDEND DISBURSING,
                             TRANSFER AGENT,
     INVESTMENT              ACCOUNTING AND                 OTHER
     MANAGEMENT            ADMINISTRATION FEES             EXPENSES
   FEE PAYABLE TO           AND OTHER EXPENSES              PAYABLE
       DIAL                   PAYABLE TO DSC             TO AFFILIATES*
   --------------         ---------------------          --------------
     $13,754                       $522                       $191

*Delaware Management Company (DMC), a Series of Delaware Management Business Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $2,551.

Certain officers of DIAL, DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

                                                              Emerging Markets-7

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments .................  $4,195,707
Sales other than U.S. government securities and short-term investments .....................   4,564,391

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                     AGGREGATE               AGGREGATE
  COST OF            UNREALIZED            UNREALIZED          NET UNREALIZED
INVESTMENTS         APPRECIATION           DEPRECIATION         APPRECIATION
-----------         ------------           ------------         ------------
$12,413,841          $2,320,103             $(574,422)           $1,745,681

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:
                                 SIX MONTHS                      YEAR
                                   ENDED                         ENDED
                                  6/30/04*                      12/31/03
                                  --------                      --------
Ordinary income ...............   $431,340                      $367,363

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..........................  $12,220,518
Undistributed ordinary income ..........................      150,155
Capital loss carryforwards .............................       (9,301)
Unrealized appreciation of investments
   and foreign currencies ..............................    1,744,626
                                                          -----------
Net assets .............................................  $14,105,998
                                                          ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

               UNDISTRIBUTED
              NET INVESTMENT            PAID-IN
                   LOSS                 CAPITAL
              --------------            -------
                  $2,092                $(2,092)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $1,669,183, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$1,126,966 expires in 2009 and $542,217 expires in 2010.

For the six months ended June 30, 2004, the Fund had capital gains of $1,659,882, which may be offset by the capital loss carryforwards.

                                                              Emerging Markets-8

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                       SIX MONTHS         YEAR
                                                                         ENDED            ENDED
                                                                        6/30/04         12/31/03
                                                                        -------         --------
Shares sold:
   Standard Class ...................................................   166,079          224,698
   Service Class ....................................................    35,156          304,630

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...................................................    37,608           54,572
   Service Class ....................................................       328            2,646
                                                                       --------       ----------
                                                                        239,171          586,546
                                                                       --------       ----------
Shares repurchased:
   Standard Class ...................................................  (248,931)        (868,270)
   Service Class ....................................................    (1,440)        (390,664)
                                                                       --------       ----------
                                                                       (250,371)      (1,258,934)
                                                                       --------       ----------
Net decrease ........................................................   (11,200)        (672,388)
                                                                       ========       ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at June 30, 2004:

      CONTRACT                 IN EXCHANGE        SETTLEMENT      UNREALIZED
     TO DELIVER                    FOR               DATE        DEPRECIATION
     ----------                -----------        ----------     ------------
10,845,000 Czech Korunas        $409,953            8/31/04        $(3,846)

                                                              Emerging Markets-9

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933 as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. INDUSTRY ALLOCATION
As of June 30, 2004, the Series' investment in equity securities classified by type of business were as follows:

INDUSTRY                                     PERCENTAGE OF NET ASSETS
--------                                     ------------------------
Automobiles & Components                               1.48%
Banking & Finance                                     15.21%
Building & Materials                                  15.76%
Electronics & Electrical Equipment                     1.37%
Energy                                                 8.05%
Food, Beverage & Tobacco                               9.03%
Healthcare & Pharmaceuticals                           6.47%
Retail                                                10.06%
Technology                                             1.51%
Telecommunications                                    13.52%
Transportation                                         8.13%
Utilities                                              6.13%
                                                      -----
                                                      96.72%
                                                      =====

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
                                                             Emerging Markets-10

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS***
June 30, 2004 (Unaudited)
                                                                        MARKET
                                                         PRINCIPAL      VALUE
                                                          AMOUNT*      (U.S.$)
BONDS-97.73%
AUSTRALIA-8.57%
New South Wales Treasury
   8.00% 3/1/08 .................................   AUD   3,000,000  $ 2,243,977
Queensland Treasury
   6.00% 6/14/11 ................................   AUD   1,300,000      909,199
   6.00% 8/14/13 ................................   AUD   6,200,000    4,316,393
                                                                     -----------
                                                                       7,469,569
                                                                     -----------
AUSTRIA-4.69%
Republic of Austria
   5.25% 1/4/11 .................................   EUR   2,600,000    3,400,350
   7.25% 5/3/07 .................................   DEM   1,000,000      688,363
                                                                     -----------
                                                                       4,088,713
                                                                     -----------
BELGIUM-2.61%
Kingdom of Belgium 5.75% 9/28/10 ................   EUR   1,700,000    2,277,913
                                                                     -----------
                                                                       2,277,913
                                                                     -----------
CANADA-4.24%
Canada Government 0.70% 3/20/06 .................   JPY 400,000,000    3,696,060
                                                                     -----------
                                                                       3,696,060
                                                                     -----------
FRANCE-1.06%
Government of France 5.50% 4/25/29 ..............   EUR     700,000      919,927
                                                                     -----------
                                                                         919,927
                                                                     -----------
GERMANY-9.02%
Deutschland Republic
   4.50% 1/4/13 .................................   EUR   1,700,000    2,114,091
   6.25% 1/4/24 .................................   EUR   2,150,000    3,095,410
Kredit Fuer Wiederaufbau
   5.25% 7/4/12 .................................   EUR     850,000    1,109,411
Muenchener Hypotheken
   5.00% 1/16/12 ................................   EUR   1,200,000    1,539,420
                                                                     -----------
                                                                       7,858,332
                                                                     -----------

GREECE-4.66%
Hellenic Republic 6.30% 1/29/09 .................   EUR   3,000,000    4,061,288
                                                                     -----------
                                                                       4,061,288
                                                                     -----------

ITALY-5.09%
Republic of Italy
   0.375% 10/10/06 ..............................   JPY 360,000,000    3,300,591
   3.75% 6/8/05 .................................   JPY 120,000,000    1,136,409
                                                                     -----------
                                                                       4,437,000
                                                                     -----------

NETHERLANDS-11.30%
Bank Nederlandse Gemeenten
   5.625% 10/25/10 ..............................   EUR   2,800,000    3,721,695
   6.00% 3/26/12 ................................   USD     800,000      862,906
DSL Finance
   5.75% 3/19/09 ................................   DEM   1,000,000      673,168
   6.00% 2/21/06 ................................   DEM   1,400,000      914,565
Netherlands Government
   5.50% 7/15/10 ................................   EUR   2,770,000    3,666,708
                                                                     -----------
                                                                       9,839,042
                                                                     -----------

                                                                        MARKET
                                                         PRINCIPAL      VALUE
                                                          AMOUNT*      (U.S.$)
BONDS (CONTINUED)
POLAND-8.96%
Poland Government
   5.00% 10/24/13 ...............................   PLZ  14,600,000  $ 3,371,885
   6.00% 11/24/09 ...............................   PLZ   1,500,000      381,320
   6.00% 11/24/10 ...............................   PLZ  15,000,000    3,781,386
   8.50% 11/12/06 ...............................   PLZ     980,000      271,055
                                                                     -----------
                                                                       7,805,646
                                                                     -----------

SPAIN-4.24%
Kingdom of Spain 3.10% 9/20/06 ..................   JPY 380,000,000    3,691,748
                                                                     -----------
                                                                       3,691,748
                                                                     -----------

SUPRANATIONAL-13.50%
Council of Europe 6.125% 1/25/11 ................   USD     800,000      872,791
Eurofima 6.50% 8/22/11 ..........................   AUD   1,900,000    1,350,924
Inter-American Development Bank
   1.90% 7/8/09 .................................   JPY 700,000,000    6,739,933
International Bank Reconstruction
   & Development
   2.00% 2/18/08 ................................   JPY 160,000,000    1,536,025
   5.25% 1/12/09 ................................   USD   1,200,000    1,258,903
                                                                     -----------
                                                                      11,758,576
                                                                     -----------

SWEDEN-11.85%
Swedish Government
   Series 1041 6.75% 5/5/14 .....................   SEK  32,000,000    4,934,706
   Series 1043 5.00% 1/28/09 ....................   SEK  14,000,000    1,934,739
   Series 1044 3.50% 4/20/06 ....................   SEK   1,500,000      200,972
   Series 1046 5.50% 10/8/12 ....................   SEK  23,000,000    3,250,197
                                                                     -----------
                                                                      10,320,614
                                                                     -----------

UNITED KINGDOM-5.58%
J. Sainsbury
   5.25% 5/17/07 ................................   GBP      75,000      133,496
   6.125% 4/5/17 ................................   GBP      75,000      132,372
SL Finance 6.375% 7/12/22 .......................   EUR     360,000      469,167
U.K. Treasury
   5.75% 12/7/09 ................................   GBP   1,570,000    2,941,207
   8.00% 12/7/15 ................................   GBP     520,000    1,182,600
                                                                     -----------
                                                                       4,858,842
                                                                     -----------
UNITED STATES-2.36%
U.S. Treasury Note
   3.625% 5/15/13 ...............................   USD   1,350,000    1,264,254
   4.75% 11/15/08 ...............................   USD     500,000      522,344
Zurich Finance 5.75% 10/2/23 ....................   EUR     210,000      265,413
                                                                     -----------
                                                                       2,052,011
                                                                     -----------
TOTAL BONDS (COST $79,963,084) ..................                     85,135,281
                                                                     -----------



                                                                   Global Bond-1

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                         PRINCIPAL      MARKET
                                                          AMOUNT*       VALUE
                                                                       (U.S.$)
REPURCHASE AGREEMENTS-0.25%
With BNP Paribas 1.25% 7/1/04 (dated
   6/30/04, to be repurchased at
   $112,504 collateralized by $21,500
   U.S. Treasury Bills due 11/4/04,
   market value $21,435, $76,400 U.S.
   Treasury Bills due 11/18/04, market
   value $75,943, $17,600 U.S. Treasury
   Bills due 12/23/04, market value
   $17,423) .....................................   USD     112,500    $ 112,500

With UBS Warburg 1.25% 7/1/04 (dated
   6/30/04, to be repurchased at
   $103,504 collateralized by $19,900
   U.S. Treasury Notes 2.25% due
   7/31/04, market value $20,098,
   $19,900 U.S.Treasury Notes 5.875% due
   11/15/05, market value $20,951,
   $59,800 U.S. Treasury Notes 5.625%
   due 5/15/08, market value $64,972) ...........   USD     103,500    $ 103,500
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS (COST $216,000) .....                        216,000
                                                                       ---------

TOTAL MARKET VALUE OF SECURITIES-97.98% (COST $80,179,084) ...............      85,351,281

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.02% ....................       1,761,491
                                                                               -----------

NET ASSETS APPLICABLE TO 7,417,140 SHARES OUTSTANDING-100.00% ............     $87,112,772
                                                                               ===========

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
  ($87,105,048 / 7,416,482 SHARES) .......................................          $11.74
                                                                                    ======

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
  ($7,724 / 658 SHARES) ..................................................          $11.74
                                                                                    ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:+
Shares of beneficial interest (unlimited authorization-no par) ...........     $77,985,716
Undistributed net investment income** ....................................       4,471,879
Accumulated net realized loss on investments .............................        (447,372)
Net unrealized appreciation of investments and foreign currencies ........       5,102,549
                                                                               -----------
Total net assets .........................................................     $87,112,772
                                                                               ===========

---------------
 *Principal amount is stated in the currency in which each bond is denominated.

  AUD - Australian Dollar
  DEM - German Mark
  EUR - European Monetary Unit
  GBP - British Pound
  JPY - Japanese Yen
  PLZ - Polish Zloty
  SEK - Swedish Krona
  USD - U.S. Dollar

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of issuance.
  +See Note #4 in "Notes to Financial Statements."

                             See accompanying notes


                                                                   Global Bond-2

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)


INVESTMENT INCOME:
Interest ..................................................         $ 1,669,339
                                                                    -----------
EXPENSES:
Management fees ...........................................             358,912
Custodian fees ............................................              37,943
Accounting and administration expenses ....................              22,000
Legal and professional fees ...............................              19,669
Reports and statements to shareholders ....................              10,791
Registration fees .........................................               8,733
Dividend disbursing and transfer agent fees and expenses ..               7,460
Trustees' fees ............................................               4,500
Distribution expenses-Service Class .......................                  12
Other .....................................................               3,659
                                                                    -----------
                                                                        473,679
Less waiver of distribution expenses-Service Class ........                  (2)
Less expenses paid indirectly .............................                (607)
                                                                    -----------
Total expenses ............................................             473,070
                                                                    -----------

NET INVESTMENT INCOME .....................................           1,196,269
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments ............................................             618,308
   Foreign currencies .....................................           2,865,845
                                                                    -----------
Net realized gain .........................................           3,484,153
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies .....................          (6,816,592)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES .....................          (3,332,439)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................         $(2,136,170)
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS      YEAR
                                                      ENDED 6/30/04    ENDED
                                                       (UNAUDITED)    12/31/03
                                                      ------------- -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ..........................      $ 1,196,269   $ 3,143,837
Net realized gain on investments and
   foreign currencies ..........................        3,484,153    10,469,639
Net change in unrealized appreciation /
   depreciation on investments and
   foreign currencies ..........................       (6,816,592)    5,879,371
                                                     ------------  ------------
Net increase (decrease) in net assets
   resulting from operations ...................       (2,136,170)   19,492,847
                                                     ------------  ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................      (12,011,670)   (1,808,910)
   Service Class ...............................             (944)          (98)

Net realized gain on investments:
   Standard Class ..............................       (1,888,359)            -
   Service Class ...............................             (151)            -
                                                     ------------  ------------
                                                      (13,901,124)   (1,809,008)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................        1,596,820    47,028,158
Net asset value of shares issued upon
   reinvestment of dividends
   and distributions:
   Standard Class ..............................       13,900,029     1,808,910
   Service Class ...............................            1,095            98
                                                     ------------  ------------
                                                       15,497,944    48,837,166
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ...............................     (17,818,595)  (53,001,915)
                                                     ------------  ------------

Decrease in net assets derived from
   capital share transactions ...................      (2,320,651)   (4,164,749)
                                                     ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS ...................................     (18,357,945)   13,519,090

NET ASSETS:
   Beginning of period ..........................     105,470,717    91,951,627
                                                     ------------  ------------
   End of period (including undistributed
    net investment income of $4,471,879
    and $12,004,091, respectively) ..............    $ 87,112,772  $105,470,717
                                                     ============  ============

                             See accompanying notes


                                                                   Global Bond-3

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
                                                             SIX MONTHS
                                                                ENDED
                                                              6/30/04(1)                   YEAR ENDED DECEMBER 31,
                                                             (UNAUDITED)   2003         2002       2001(2)       2000        1999
                                                             ----------------------------------------------------------------------
Net asset value, beginning of period ......................   $13.940     $11.770      $ 9.470      $9.730       $9.730     $10.680

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ..................................     0.159       0.356        0.404       0.411        0.534       0.576
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................    (0.401)      2.005        1.957      (0.464)      (0.453)     (0.950)
                                                              -------     -------      -------      ------       ------     -------
Total from investment operations ..........................    (0.242)      2.361        2.361      (0.053)       0.081      (0.374)
                                                              -------     -------      -------      ------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (1.692)     (0.191)      (0.061)     (0.207)      (0.081)     (0.514)
Net realized gain on investments ..........................    (0.266)          -            -           -            -      (0.062)
                                                              -------     -------      -------      ------       ------     -------
Total dividends and distributions .........................    (1.958)     (0.191)      (0.061)     (0.207)      (0.081)     (0.576)
                                                              -------     -------      -------      ------       ------     -------

Net asset value, end of period ............................   $11.740     $13.940      $11.770      $9.470       $9.730     $ 9.730
                                                              =======     =======      =======      ======       ======     =======

Total return(4) ...........................................    (2.16%)     20.36%       25.09%      (0.48%)       0.86%      (3.60%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $87,105    $105,463      $91,945     $17,012      $16,463     $20,231
Ratio of expenses to average net assets ...................     0.99%       0.87%        0.81%       0.85%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     0.99%       0.91%        0.81%       1.11%        0.95%       0.85%
Ratio of net investment income to average net assets ......     2.51%       2.81%        3.76%       4.34%        5.75%       5.64%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     2.51%       2.77%        3.76%       4.08%        5.65%       5.64%
Portfolio turnover ........................................       55%        111%          49%         51%          39%        100%

-------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                   Global Bond-4

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
                                                                SIX MONTHS
                                                                   ENDED                                           5/1/00(3)
                                                                 6/30/04(1)          YEAR ENDED DECEMBER 31,          TO
                                                                (UNAUDITED)   2003          2002       2001(2)     12/31/00
                                                                -------------------------------------------------------------
Net asset value, beginning of period ......................      $13.920     $11.770      $ 9.460      $9.730       $9.180

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4) ..................................        0.142       0.328        0.389       0.397        0.346
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................       (0.392)      1.998        1.968      (0.470)       0.204
                                                                 -------     -------      -------      ------       ------
Total from investment operations ..........................       (0.250)      2.326        2.357      (0.073)       0.550
                                                                 -------     -------      -------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................       (1.664)     (0.176)      (0.047)     (0.197)           -
Net realized gain on investments ..........................       (0.266)          -            -           -            -
                                                                 -------     -------      -------      ------       ------
Total dividends and distributions .........................       (1.930)     (0.176)      (0.047)     (0.197)           -
                                                                 -------     -------      -------      ------       ------

Net asset value, end of period ............................      $11.740     $13.920      $11.770      $9.460       $9.730
                                                                 =======     =======      =======      ======       ======

Total return(5) ...........................................       (2.22%)     20.04%       25.04%      (0.70%)       5.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................           $8          $8           $7          $5           $5
Ratio of expenses to average net assets ...................        1.24%       1.09%        0.96%       1.00%        1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................        1.29%       1.16%        0.96%       1.26%        1.16%
Ratio of net investment income to average net assets ......        2.26%       2.59%        3.61%       4.19%        5.65%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....        2.21%       2.52%        3.61%       3.93%        5.49%
Portfolio turnover ........................................          55%        111%          49%         51%          39%

---------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                   Global Bond-5

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $607 for the six months ended June 30, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."


                                                                   Global Bond-6

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

As set forth in the May 5, 2004 and June 24, 2004 Supplements to the Series' Prospectuses, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for the Series will automatically terminate as of the Closing.

In order for Delaware Investments to continue to provide overall management of the daily business affairs of the Series after the Closing, the Board of Trustees responsible for the Series has approved a proposal that provides for Delaware Management Company to replace DIAL as the investment manager of the Fund pursuant to an Investment Management Agreement with the Trust (the "New Investment Management Agreement".)

As required under applicable law, the Board of Trustees has approved the submission of the New Agreements to applicable shareholders. Shareholders of record on June 22, 2004, will receive a proxy statement requesting approval of the New Agreements in early July. A special meeting of shareholders addressing these matters will be held on or about August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,
                                TRANSFER AGENT,
    INVESTMENT                  ACCOUNTING AND            OTHER
    MANAGEMENT               ADMINISTRATION FEES         EXPENSES
   FEE PAYABLE TO             AND OTHER EXPENSES         PAYABLE
      DIAL                      PAYABLE TO DSC         TO AFFILIATES*
   --------------            ---------------------     --------------
     $53,702                        $3,325                $1,025

--------------
*Delaware Management Company (DMC), a Series of Delaware Management Business
 Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $7,069.

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..   $23,726,942
Purchases of U.S. government securities .....................................     1,980,323
Sales other than U.S. government securities and short-term investments ......    32,877,699
Sales of U.S. government securities .........................................     6,462,417



                                                                   Global Bond-7

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE               AGGREGATE
   COST OF            UNREALIZED              UNREALIZED         NET UNREALIZED
INVESTMENTS          APPRECIATION            DEPRECIATION         APPRECIATION
-----------          ------------            ------------        --------------
$80,869,194           $5,154,387               $(672,300)          $4,482,087

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:
                                          SIX MONTHS              YEAR
                                            ENDED                ENDED
                                           6/30/04*             12/31/03
                                         -----------           ----------
Ordinary income.....................     $13,084,663           $1,809,008
Long-term capital gains.............         816,461                   --
                                         -----------           ----------
Total distribution..................     $13,901,124           $1,809,008
                                         ===========           ==========

----------------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ...................  $77,985,716
Undistributed ordinary income ...................    4,399,531
Undistributed long-term capital gain ............      242,738
Unrealized appreciation of investments
   and foreign currencies .......................    4,484,787
                                                   -----------
Net assets ......................................  $87,112,772
                                                   ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                         UNDISTRIBUTED          ACCUMULATED
                              NET                REALIZED
                       INVESTMENT INCOME        GAIN (LOSS)
                       -----------------        -----------
                          $ 418,288              $(418,288)

                                                                   Global Bond-8

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                SIX MONTHS          YEAR
                                                                   ENDED            ENDED
                                                                  6/30/04         12/31/03
                                                                ----------       ----------
Shares sold:
   Standard Class............................................      123,490        3,793,472
   Service Class.............................................            -                -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class............................................    1,147,814          154,212
   Service Class.............................................           91                8
                                                                ----------       ----------
                                                                 1,271,395        3,947,692
                                                                ----------       ----------
Shares repurchased:
   Standard Class............................................   (1,420,438)      (4,190,901)
                                                                ----------       ----------
Net decrease.................................................     (149,043)        (243,209)
                                                                ==========       ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The following forward foreign currency exchange contracts were outstanding at June 30, 2004.

      CONTRACTS               IN EXCHANGE      SETTLEMENT       UNREALIZED
      TO DELIVER                  FOR             DATE         DEPRECIATION
      ----------              -----------      ----------      ------------
2,445,000 British Pounds       $4,349,655        7/30/04          $(72,348)

8. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                                   Global Bond-9

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.



                                                                  Global Bond-10

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                       NUMBER OF      MARKET
                                                        SHARES        VALUE
  COMMON STOCK-96.78%
  BANKING, FINANCE & INSURANCE-18.55%
 +AmeriTrade Holdings .....................             132,200     $ 1,500,470
*+CapitalSource ...........................              81,200       1,985,340
 *Cullen/Frost Bankers ....................              35,900       1,606,525
 +E TRADE Financial .......................             149,800       1,670,270
  Eaton Vance .............................              46,200       1,765,302
  Lehman Brothers Holdings ................              21,900       1,647,975
  PartnerRe ...............................              34,200       1,940,166
  Sovereign Bancorp .......................              69,500       1,535,950
                                                                    -----------
                                                                     13,651,998
                                                                    -----------

  BASIC INDUSTRY/CAPITAL GOODS-2.68%
 +Mettler Toledo International ............              40,100       1,970,514
                                                                    -----------
                                                                      1,970,514
                                                                    -----------

  BUSINESS SERVICES-9.96%
*+Allied Waste Industries .................              86,300       1,137,434
  Expeditors International ................              26,900       1,329,129
*+Fisher Scientific International .........              34,900       2,015,475
 *Manpower ................................              29,600       1,502,792
  Robert Half International ...............              45,200       1,345,604
                                                                    -----------
                                                                      7,330,434
                                                                    -----------

  CONSUMER DURABLES-2.20%
  KB HOME .................................              23,600       1,619,668
                                                                    -----------
                                                                      1,619,668
                                                                    -----------

  CONSUMER NON-DURABLES-12.14%
 +Amazon.com ..............................              25,500       1,387,200
  Dollar General ..........................              36,400         711,984
  Nordstrom ...............................              40,200       1,712,922
  Staples .................................              53,300       1,562,223
 +Starbucks ...............................              55,500       2,413,140
 +Williams-Sonoma .........................              34,800       1,147,008
                                                                    -----------
                                                                      8,934,477
                                                                    -----------

  CONSUMER SERVICES-8.97%
  Cendant .................................              57,900       1,417,392
  Marriott International Class A ..........              30,600       1,526,328
 *Royal Caribbean Cruises .................              42,300       1,836,243
  Starwood Hotels & Resorts Worldwide .....              31,700       1,421,745
*+XM Satellite Radio Holdings Class A .....              14,500         395,705
                                                                    -----------
                                                                      6,597,413
                                                                    -----------

  HEALTHCARE & PHARMACEUTICALS-19.92%
*+Amylin Pharmaceuticals ..................              49,400       1,126,320
*+Anthem ..................................              12,800       1,146,368
 +Barr Pharmaceuticals ....................              20,100         677,370
 +Biogen Idec .............................              28,930       1,829,823
 +Caremark RX .............................              34,300       1,129,842
 +Chiron ..................................              27,500       1,227,600
 +Coventry Health Care ....................              15,000         733,500
 +Express Scripts .........................              14,500       1,148,835
 +Genzyme .................................              16,700         790,411
 +Gilead Sciences .........................              25,500       1,708,500
*+Invitrogen ..............................              13,000         935,870
  Omnicare ................................              20,600         881,886
 +Par Pharmaceuticals .....................              20,000         704,200
 +Watson Pharmaceuticals ..................              22,800         613,320
                                                                    -----------
                                                                     14,653,845
                                                                    -----------

                                                       NUMBER OF      MARKET
                                                         SHARES        VALUE
  COMMON STOCK (CONTINUED)
  REAL ESTATE-2.69%
 *American Financial Realty Trust .........               138,600   $ 1,980,594
                                                                    -----------
                                                                      1,980,594
                                                                    -----------

  TECHNOLOGY-19.67%
 +Altera ..................................                73,400     1,630,948
  ASML Holdings ...........................                94,400     1,615,184
 +Broadcom ................................                40,200     1,880,154
 +Citrix Systems ..........................                56,500     1,150,340
 +Lam Research ............................                48,500     1,299,800
  Linear Technology .......................                41,900     1,653,793
 +Mercury Interactive .....................                34,000     1,694,220
 +Network Appliance .......................                47,200     1,016,216
 +PMC - Sierra ............................                84,500     1,212,575
*+Red Hat .................................                57,600     1,323,072
                                                                    -----------
                                                                     14,476,302
                                                                    -----------

   TOTAL COMMON STOCK
     (COST $59,421,809) ...................                          71,215,245
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT
   REPURCHASE AGREEMENTS-2.72%
   With BNP Paribas 1.25% 7/1/04
     (dated 6/30/04, to be repurchased at
     $1,042,036 collateralized by
     $200,000 U.S. Treasury
     Bills due 11/4/04, market
     value $198,476, $707,000
     U.S. Treasury Bills due 11/18/04,
     market value $703,175, $163,000
     U.S. Treasury Bills due 12/23/04,
     market value $161,323) ...............            $1,042,000     1,042,000
   With UBS Warburg 1.25% 7/1/04
     (dated 6/30/04, to be repurchased
     at $958,033 collateralized by
     $184,000 U.S. Treasury Notes
     2.25% due 7/31/04, market
     value $186,093, $184,000
     U.S. Treasury Notes 5.875% due
     11/15/05, market value $193,988,
     $554,000 U.S. Treasury Notes
     5.625% due 5/15/08, market
     value $601,596) ......................               958,000       958,000
                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS
     (COST $2,000,000) ....................                           2,000,000
                                                                    -----------

   TOTAL MARKET VALUE OF SECURITIES
     BEFORE SECURITIES LENDING
     COLLATERAL-99.50%
     (COST $61,421,809) ...................                          73,215,245
                                                                    -----------




                                                          Growth Opportunities-1

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                       PRINCIPAL    MARKET
                                                        AMOUNT      VALUE
SECURITIES LENDING COLLATERAL**-15.79%
Short-Term Investments
Abbey National New York 1.19% 10/15/04 ....            $209,178    $213,179
ABN AMRO Bank Tokyo 1.10% 7/20/04 .........             224,578     224,570
Barclays Bank London 1.10% 8/19/04 ........             341,428     341,363
Bayerische Landesbank 1.644% 8/30/04 ......             179,611     179,627
BNP Paribas 1.29% 8/16/04 .................             431,187     431,174
CDC IXIS 1.485% 11/12/04 ..................             359,550     359,311
Citibank 1.06% 7/6/04 .....................             359,314     359,311
Credit Suisse First Boston
   1.60% 12/13/04 .........................             359,616     359,311
Deutsche Bank Financial
   1.57% 2/22/05 ..........................              89,763      89,896
Fortis Bank 1.10% 7/26/04 .................             452,302     452,331
General Electric Capital
   1.103% 10/25/04 ........................             152,807     152,945
   1.555% 2/3/05 ..........................             134,681     134,930
   1.569% 10/4/04 .........................             134,744     134,871
Goldman Sachs Group LP
   1.14% 7/20/04 ..........................             314,404     314,398
   1.68% 12/8/04 ..........................             211,095     211,095
ING Bank NV 1.10% 8/9/04 ..................             359,639     359,311


                                                       PRINCIPAL     MARKET
                                                        AMOUNT        VALUE
SECURITIES LENDING COLLATERAL (CONTINUED)
Merrill Lynch Mortgage Capital
   1.60% 7/12/04 ..........................            $  359,311  $   359,311
Morgan Stanley
   1.359% 8/1/05 ..........................                89,673       89,828
   1.58% 3/10/05 ..........................               359,311      359,311
National Rural Utilities 1.302% 8/2/04 ....               610,640      609,925
Rabobank 1.555% 3/2/05 ....................               449,150      449,055
Royal Bank of Canada 1.26% 6/27/05 ........               449,138      449,005
Royal Bank of Scotland 1.06% 7/2/04 .......               449,280      449,279
Societe Generale
   1.179% 6/14/05 .........................               225,425      225,360
   1.585% 12/8/04 .........................               359,266      359,266
Svenska Stockholm 1.10% 8/9/04 ............               449,200      449,139
UBS Securities LLC 1.50% 7/1/04 ...........             2,245,470    2,245,470
Union Bank of Switzerland
   1.13% 12/20/04 .........................               450,464      449,139
Wachovia Bank N.A. 1.564% 11/15/04 ........               359,360      359,466
Wells Fargo Bank 1.26% 8/1/05 .............               449,139      449,140
                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $11,620,317) .....................                         11,620,317
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES-115.29% (COST $73,042,126) .....   84,835,562++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(15.79%) .....  (11,620,317)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.50% ...........      367,945
                                                                   -----------
NET ASSETS APPLICABLE TO 5,050,092 SHARES OUTSTANDING-100.00% ...  $73,583,190
                                                                   ===========
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES STANDARD CLASS
($58,435,018 / 4,004,092 SHARES) ................................       $14.59
                                                                        ======
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES SERVICE CLASS
($15,148,172 / 1,046,000 SHARES) ................................       $14.48
                                                                        ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:#
Shares of beneficial interest (unlimited authorization-no par) ..  $83,734,861
Accumulated net realized loss on investments ....................  (21,945,107)
Net unrealized appreciation of investments ......................   11,793,436
                                                                   -----------
Total net assets ................................................  $73,583,190
                                                                   ===========
--------------
  +Non-income producing security for the period ended June 30, 2004.
 ++Includes $11,498,868 of securities loaned.
  *Fully or partially on loan.
 **See Note #7 in "Notes to Financial Statements."
  #See Note #4 in "Notes to Financial Statements."

                             See accompanying notes



                                                          Growth Opportunities-2

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)


INVESTMENT INCOME:
Dividends .............................................   $   172,761
Interest ..............................................         9,089
Securities lending income .............................         3,275
                                                          -----------
                                                              185,125
                                                          -----------

EXPENSES:
Management fees .......................................       290,687
Distribution expenses-Service Class ...................        24,223
Accounting and administration expenses ................        14,196
Legal and professional fees ...........................         8,070
Custodian fees ........................................         4,307
Registration fees .....................................         4,000
Dividend disbursing and transfer agent fees
   and expenses .......................................         3,876
Reports and statements to shareholders ................         3,528
Trustees' fees ........................................         1,600
Other .................................................         2,747
                                                          -----------
                                                              357,234
Less waiver of distribution expenses-Service Class ....        (4,037)
Less expenses paid indirectly .........................          (490)
                                                          -----------
Total expenses ........................................       352,707
                                                          -----------

NET INVESTMENT LOSS ...................................      (167,582)
                                                          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ......................     9,916,898
Net change in unrealized appreciation/depreciation
   of investments .....................................    (7,515,172)
                                                          -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................................     2,401,726

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................   $ 2,234,144
                                                          ===========

See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS       YEAR
                                                    ENDED 6/30/04     ENDED
                                                     (UNAUDITED)     12/31/03
                                                    ------------   ------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
Net investment loss .........................       $   (167,582)  $   (237,178)
Net realized gain on investments ............          9,916,898      5,640,255
Net change in unrealized appreciation/
   depreciation of investments ..............         (7,515,172)    20,452,045
                                                    ------------   ------------
Net increase in net assets
   resulting from operations ................          2,234,144     25,855,122
                                                    ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...........................            111,751        495,276
   Service Class ............................            352,042      1,847,311
                                                    ------------   ------------
                                                         463,793      2,342,587
                                                    ------------   ------------
Cost of shares repurchased:
   Standard Class ...........................         (8,849,898)   (16,762,775)
   Service Class ............................         (2,539,230)    (5,399,680)
                                                     (11,389,128)   (22,162,455)
                                                    ------------   ------------
Decrease in net assets derived from
   capital share transactions ...............        (10,925,335)   (19,819,868)
                                                    ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS ...............................         (8,691,191)     6,035,254

NET ASSETS:
Beginning of period .........................         82,274,381     76,239,127
                                                    ------------   ------------
End of period (there is no undistributed
   net investment income at each
   period end) ..............................       $ 73,583,190   $ 82,274,381
                                                    ============   ============

                             See accompanying notes


                                                          Growth Opportunities-3

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS

                                                              SIX MONTHS
                                                                 ENDED
                                                               6/30/04(1)             YEAR ENDED DECEMBER 31,
                                                              (UNAUDITED)   2003     2002      2001       2000      1999
                                                              ------------------------------------------------------------
Net asset value, beginning of period .........................  $14.190   $10.060   $15.010   $23.990    $28.550   $18.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) .......................................   (0.027)   (0.032)   (0.025)   (0.010)    (0.106)   (0.055)
Net realized and unrealized gain (loss) on investments .......    0.427     4.162    (3.351)   (4.209)    (1.459)   11.055
                                                                -------   -------   -------   -------    -------   -------
Total from investment operations .............................    0.400     4.130    (3.376)   (4.219)    (1.565)   11.000
                                                                -------   -------   -------   -------    -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .............................        -         -         -    (4.761)    (2.995)   (1.000)
Return of capital ............................................        -         -    (1.574)        -          -         -
                                                                -------   -------   -------   -------    -------   -------
Total dividends and distributions ............................        -         -    (1.574)   (4.761)    (2.995)   (1.000)
                                                                -------   -------   -------   -------    -------   -------

Net asset value, end of period ...............................  $14.590   $14.190   $10.060   $15.010    $23.990   $28.550
                                                                =======   =======   =======   =======    =======   =======

Total return(3) ..............................................    2.82%    41.05%   (24.94%)  (15.78%)    (8.52%)   62.94%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................  $58,435   $65,368   $60,964  $117,527   $180,008  $216,062
Ratio of expenses to average net assets ......................    0.86%     0.85%     0.87%     0.85%      0.84%     0.82%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ...........    0.86%     0.85%     0.87%     0.87%      0.84%     0.82%
Ratio of net investment loss to average net assets ...........   (0.38%)   (0.27%)   (0.21%)   (0.06%)    (0.36%)   (0.27%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly ..   (0.38%)   (0.27%)   (0.21%)   (0.08%)    (0.36%)   (0.27%)
Portfolio turnover ...........................................     113%       94%       88%      117%       128%      132%

---------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-4

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS

                                                                        SIX MONTHS
                                                                           ENDED                                       5/1/00(2)
                                                                         6/30/04(1)      YEAR ENDED DECEMBER 31,           to
                                                                        (UNAUDITED)    2003        2002       2001      12/31/00
                                                                        --------------------------------------------------------
Net asset value, beginning of period .................................    $14.100     $10.010    $14.970     $23.980    $28.020

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ...............................................     (0.045)     (0.058)    (0.043)     (0.033)    (0.087)
Net realized and unrealized gain (loss) on investments ...............      0.425       4.148     (3.343)     (4.216)    (3.953)
                                                                          -------     -------    -------     -------    -------
Total from investment operations .....................................      0.380       4.090     (3.386)     (4.249)    (4.040)
                                                                          -------     -------    -------     -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .....................................          -           -          -      (4.761)         -
Return of capital ....................................................          -           -     (1.574)          -          -
                                                                          -------     -------    -------     -------    -------
Total dividends and distributions ....................................          -           -     (1.574)     (4.761)         -
                                                                          -------     -------    -------     -------    -------

Net asset value, end of period .......................................    $14.480     $14.100    $10.010     $14.970    $23.980
                                                                          =======     =======    =======     =======    =======

Total return(4) ......................................................      2.70%      40.86%    (25.09%)    (15.94%)   (14.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..............................    $15,148     $16,906    $15,275     $27,893    $28,122
Ratio of expenses to average net assets ..............................      1.11%       1.07%      1.02%       1.00%      0.99%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly ......................................      1.16%       1.10%      1.02%       1.02%      0.99%
Ratio of net investment loss to average net assets ...................     (0.63%)     (0.49%)    (0.36%)     (0.21%)    (0.47%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ................     (0.68%)     (0.52%)    (0.36%)     (0.23%)    (0.47%)
Portfolio turnover ...................................................       113%         94%        88%        117%       128%

----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.


                             See accompanying notes



                                                          Growth Opportunities-5

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $489 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004, were approximately $1. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".



                                                          Growth Opportunities-6

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                                             DIVIDEND DISBURSING,                OTHER
                        INVESTMENT               TRANSFER AGENT,                EXPENSES
                        MANAGEMENT       ACCOUNTING AND ADMINISTRATION          PAYABLE
                      FEE PAYABLE TO          FEES OTHER EXPENSES                TO DMC
                            DMC                  PAYABLE TO DSC              AND AFFILIATES*
                      --------------     -----------------------------       ---------------
                         $44,897                   $2,779                        $3,972

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $3,320.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ...   $43,095,791
Sales other than U.S. government securities and  short-term investments ......    55,961,401

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.

At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                AGGREGATE       AGGREGATE
               COST OF         UNREALIZED      UNREALIZED     NET UNREALIZED
             INVESTMENTS      APPRECIATION    DEPRECIATION     APPRECIATION
             -----------      ------------    ------------    --------------
             $62,918,100      $12,616,270     $(2,319,125)     $10,297,145

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

                                                          Growth Opportunities-7

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $83,734,861
Capital loss carryforwards ........................   (20,448,816)
Unrealized appreciation of investments ............    10,297,145
                                                      -----------
Net assets ........................................   $73,583,190
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

                           UNDISTRIBUTED
                                NET                      PAID-IN
                         INVESTMENT INCOME               CAPITAL
                         -----------------               -------
                             $167,582                   $(167,582)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $30,365,714 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$14,329,660 expires in 2009 and $16,036,054 expires in 2010.

For the six months ended June 30, 2004, the Series had capital gains of $9,916,898 which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                       SIX MONTHS     YEAR
                                                          ENDED      ENDED
                                                         6/30/04    12/31/03
                                                       ----------  ----------
Shares sold:
   Standard Class                                           7,858      41,561
   Service Class                                           24,522     153,996
                                                       ----------  ----------
                                                           32,380     195,557
                                                       ----------  ----------
Shares repurchased:
   Standard Class                                        (610,654) (1,496,223)
   Service Class                                         (177,668)   (480,170)
                                                         (788,322) (1,976,393)
                                                       ----------  ----------
Net decrease                                             (755,942) (1,780,836)
                                                       ==========  ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.


                                                          Growth Opportunities-8

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. SECURITIES LENDING (CONTINUED)
At June 30, 2004, the market value of securities on loan was $11,498,868, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.




                                                          Growth Opportunities-9

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                     Principal         Market
                                                      Amount           Value
                                                      (U.S.$)         (U.S.$)
   ASSET-BACKED SECURITIES-1.06%
 ^*Federated CBO Series
     1A III 144A 8.44% 4/24/11...................   $1,018,089      $  407,236
  *Master NIM Trust Series
     03-OPT2 144A 9.79% 5/26/33..................      123,832         124,373
#^*ML CBO VII Series
     97-C3A A 144A 1.934% 3/23/08................      926,066         537,118
  ^South Street CBO Series
     99-1A A1 7.16% 7/1/11.......................      600,000         582,300
                                                                    ----------
   TOTAL ASSET-BACKED SECURITIES
     (COST $1,586,087)...........................                    1,651,027
                                                                    ----------
   COLLATERALIZED MORTGAGE OBLIGATIONS-0.37%
 *#Prudential Securities Secured
     Financing Series 1998 C1-J 144A
     7.382% 5/15/13..............................      180,000         160,917
 *#Salomon Brothers Mortgage Securities
     Series 99 C1-J 144A 7.00% 5/18/32...........      500,000         417,900
                                                                    ----------
   TOTAL COLLATERALIZED MORTGAGE
     OBLIGATIONS (COST $527,517).................                      578,817
                                                                    ----------
   CORPORATE BONDS-82.86%
   AUTOMOBILES & Automotive Parts-1.75%
 ++Advanced Accessory Holdings
     13.25% 12/15/11.............................    1,575,000         807,188
   Advanced Accessory Systems
     10.75% 6/15/11..............................      375,000         365,625
  *Autocam 144A 10.875% 6/15/14..................      275,000         268,125
   Collins & Aikman Products
     10.75% 12/31/11.............................      600,000         606,000
     11.50% 4/15/06..............................      675,000         668,250
                                                                    ----------
                                                                     2,715,188
                                                                    ----------
   BANKING, FINANCE & Insurance-3.01%
  *E*TRADE Financial 144A
     8.00% 6/15/11...............................    1,450,000       1,449,999
  *Farmers Exchange Capital 144A
     7.20% 7/15/48...............................      520,000         504,149
  *LaBranche 144A
     11.00% 5/15/12..............................    1,025,000       1,060,875
   Tanger Properties
     7.875% 10/24/04.............................      865,000         875,813
     9.125% 2/15/08..............................      725,000         792,063
                                                                    ----------
                                                                     4,682,899
                                                                    ----------
   BUILDING & Materials-1.81%
  *Aearo 144A 8.25% 4/15/12......................      525,000         538,125
   Interface 10.375% 2/1/10......................    1,030,000       1,153,599
  *Lone Star Industries 144A
     8.85% 6/15/05...............................      475,000         493,658
   Standard Pacific 7.75% 3/15/13................      625,000         632,813
                                                                    ----------
                                                                     2,818,195
                                                                    ----------
   BUSINESS SERVICES-0.56%
   Brickman Group
     11.75% 12/15/09.............................      400,000         462,000
  *Language Line 144A
     11.125% 6/15/12.............................      400,000         408,000
                                                                    ----------
                                                                       870,000
                                                                    ----------

                                                     Principal        Market
                                                      Amount           Value
                                                      (U.S.$)         (U.S.$)
   CORPORATE BONDS (CONTINUED)
   CABLE, MEDIA & PUBLISHING-9.64%
   American Media Operation
     10.25% 5/1/09...............................   $1,000,000      $1,042,500
  *Atlantic Broadband Finance 144A
     9.375% 1/15/14..............................    1,550,000       1,472,499
 ++Avalon Cable 11.875% 12/1/08..................      526,225         560,430
   Charter Communications Holdings
     10.75% 10/1/09..............................    2,275,000       1,922,374
   CSC Holdings 10.50% 5/15/16...................    1,840,000       2,074,599
   Dex Media East
     12.125% 11/15/12............................      690,000         809,025
  *Hollinger 144A 11.875% 3/1/11.................      308,000         361,900
   Lodgenet Entertainment
     9.50% 6/15/13...............................    1,050,000       1,152,375
   Nextmedia Operating
     10.75% 7/1/11...............................      130,000         145,763
   PanAmSat 8.50% 2/1/12.........................      390,000         444,600
   PEI Holdings 11.00% 3/15/10...................    1,075,000       1,252,375
   Rogers Cablesystems
     10.00% 3/15/05..............................      850,000         886,125
  *Sheridan Acquisition 144A
     10.25% 8/15/11..............................      725,000         766,688
  *Warner Music Group 144A
     7.375% 4/15/14..............................      860,000         834,200
   XM Satellite Radio
     12.00% 6/15/10..............................    1,102,000       1,268,678
                                                                    ----------
                                                                    14,994,131
                                                                    ----------
   CHEMICALS-3.79%
  *Huntsman 144A 11.50% 7/15/12..................      825,000         839,438
   Huntsman International
     10.125% 7/1/09..............................    1,100,000       1,127,500
   Lyondell Chemical 9.875% 5/1/07...............      725,000         761,250
  *Nalco 144A 8.875% 11/15/13....................      725,000         763,063
  *Rhodia SA 144A 8.875% 6/1/11..................    1,425,000       1,211,249
  =Solutia 6.72% 10/15/37........................    2,100,000       1,197,000
                                                                    ----------
                                                                     5,899,500
                                                                    ----------
   COMPUTERS & TECHNOLOGY-3.35%
   Activant Solutions
     10.50% 6/15/11..............................    1,050,000       1,113,000
   Amkor Technologies
     9.25% 2/15/08...............................      980,000       1,029,000
   Chippac International
     12.75% 8/1/09...............................    1,170,000       1,254,825
   Northern Telecom Capital
     7.875% 6/15/26..............................      485,000         468,025
  *Stratus Technologies 144A
     10.375% 12/1/08.............................      725,000         747,656
  *UGS 144A 10.00% 6/1/12........................      550,000         588,500
                                                                    ----------
                                                                     5,201,006
                                                                    ----------
   CONSUMER PRODUCTS-2.05%
   Adesa 7.625% 6/15/12..........................      800,000         811,000
   Hines Nurseries 10.25% 10/1/11................      700,000         766,500
  *Samsonite 144A 8.875% 6/1/11..................      750,000         780,000


                                                                    High Yield-1

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount           Value
                                                      (U.S.$)         (U.S.$)
   CORPORATE BONDS (CONTINUED)
   CONSUMER PRODUCTS (CONTINUED)
++*Town Sports International 144A
     11.00% 2/1/14...............................   $1,775,000      $  825,375
                                                                    ----------
                                                                     3,182,875
                                                                    ----------
   CONSUMER SERVICES-0.22%
   Corrections Corporation of America
     9.875% 5/1/09...............................      300,000         334,500
                                                                    ----------
                                                                       334,500
                                                                    ----------
   ENERGY-3.71%
   El Paso Production Holding
     7.75% 6/1/13................................    1,425,000       1,314,563
  *Hilcorp Energy/Finance 144A
     10.50% 9/1/10...............................    1,000,000       1,087,500
   Hornbeck Offshore Services
     10.625% 8/1/08..............................      600,000         657,750
  *KCS Energy 144A 7.125% 4/1/12.................      200,000         200,000
   Petroleum Geo-Services ASA
     8.00% 11/5/06...............................      475,649         483,973
     10.00% 11/5/10..............................      973,712       1,012,660
  *Seitel 144A 11.75% 7/15/11....................      760,000         763,800
   Swift Energy 7.625% 7/15/11...................      250,000         253,750
                                                                    ----------
                                                                     5,773,996
                                                                    ----------
   ENVIRONMENTAL SERVICES-2.01%
  *Clean Harbors 144A 11.25% 7/15/12.............      805,000         817,075
  *Geo Sub 144A 11.00% 5/15/12...................    1,000,000       1,016,250
   IESI 10.25% 6/15/12...........................    1,185,000       1,297,575
                                                                    ----------
                                                                     3,130,900
                                                                    ----------
   FOOD, BEVERAGE & Tobacco-7.46%
  =Avado Brands 9.75% 6/1/06.....................      300,000         115,500
   B&G Foods 9.625% 8/1/07.......................    1,975,000       2,019,438
   Chiquita Brands International
     10.56% 3/15/09..............................    1,175,000       1,286,625
  *Commonwealth Brands 144A
     10.625% 9/1/08..............................    1,200,000       1,290,000
   Constellation Brands 8.125% 1/15/12...........      815,000         872,050
   Denny's 12.75% 9/30/07........................    1,050,000       1,123,500
  *Gold Kist 144A 10.25% 3/15/14.................      675,000         735,750
  *Le-Natures 144A 10.00% 6/15/13................    1,350,000       1,404,000
   O'Charleys 9.00% 11/1/13......................      825,000         858,000
   PPC Escrow 9.25% 11/15/13.....................      750,000         802,500
  *Standard Commercial 144A
     8.00% 4/15/12...............................    1,100,000       1,083,500
  =Venture Holdings Trust
     12.00% 6/1/09...............................      790,000           3,950
                                                                    ----------
                                                                    11,594,813
                                                                    ----------
   HEALTHCARE & Pharmaceuticals-2.51%
   Ameripath 10.50% 4/1/13.......................      675,000         685,125
  *Beverly Enterprises 144A
     7.875% 6/15/14..............................      840,000         830,550
  *IASIS Healthcare 144A
     8.75% 6/15/14...............................      810,000         832,275
   Province Healthcare 7.50% 6/1/13..............    1,610,000       1,561,700
                                                                    ----------
                                                                     3,909,650
                                                                    ----------

                                                     Principal         Market
                                                      Amount           Value
                                                      (U.S.$)         (U.S.$)
   CORPORATE BONDS (CONTINUED)
   INDUSTRIAL MACHINERY-1.34%
   Foster Wheeler 6.75% 11/15/05.................   $  675,000     $   621,000
   Interline Brands 11.50% 5/15/11...............    1,320,000       1,465,200
                                                                    ----------
                                                                     2,086,200
                                                                    ----------
   LEISURE, LODGING & ENTERTAINMENT-6.87%
   Ameristar Casinos 10.75% 2/15/09..............    1,000,000       1,145,000
   Argosy Gaming 9.00% 9/1/11....................      240,000         266,400
   Boyd Gaming 9.25% 8/1/09......................    1,150,000       1,262,125
   Felcor Lodging 10.00% 9/15/08.................      530,000         561,800
  *Herbst Gaming 144A 8.125% 6/1/12..............    1,600,000       1,630,000
   Mandalay Resort Group
     10.25% 8/1/07...............................      980,000       1,092,700
   MGM Mirage 9.75% 6/1/07.......................      680,000         746,300
   Penn National Gaming
     8.875% 3/15/10..............................      910,000         993,038
     11.125% 3/1/08..............................      160,000         176,800
   Royal Caribbean Cruises
     7.25% 3/15/18...............................    1,550,000       1,503,500
   Wheeling Island Gaming
     10.125% 12/15/09............................    1,225,000       1,304,625
                                                                    ----------
                                                                    10,682,288
                                                                    ----------
   METALS & MINING-1.40%
   AK Steel 7.75% 6/15/12........................      950,000         862,125
  *Ispat Inland 144A 9.75% 4/1/14................    1,275,000       1,319,625
                                                                    ----------
                                                                     2,181,750
                                                                    ----------
   MISCELLANEOUS-0.52%
   Armor Holdings 8.25% 8/15/13..................      750,000         806,250
                                                                    ----------
                                                                       806,250
                                                                    ----------
   PACKAGING & CONTAINERS-2.98%
   AEP Industries 9.875% 11/15/07................      775,000         798,250
++*Consolidated Container 144A
     10.75% 6/15/09..............................      975,000         745,875
   Pliant 11.125% 9/1/09.........................      865,000         929,875
  *Portola Packaging 144A
     8.25% 2/1/12................................    1,025,000         825,125
   Radnor Holdings
     11.00% 3/15/10..............................      800,000         684,000
 #*144A 7.92% 4/15/09............................      645,000         648,225
                                                                    ----------
                                                                     4,631,350
                                                                    ----------
   PAPER & FOREST PRODUCTS-6.10%
   Abitibi-Consolidated
     6.95% 12/15/06..............................      700,000         720,910
   Bowater 9.00% 8/1/09..........................      805,000         883,545
   Buckeye Technologies
     8.00% 10/15/10..............................    1,250,000       1,153,125
   Fort James 7.75% 11/15/23.....................    2,750,000       2,839,375
  *Newark Group 144A 9.75% 3/15/14...............    1,250,000       1,203,125
  *Port Townsend Paper 144A
     11.00% 4/15/11..............................    1,225,000       1,243,375
   Potlatch 12.50% 12/1/09.......................    1,200,000       1,441,213
                                                                    ----------
                                                                     9,484,668
                                                                    ----------
   REAL ESTATE-0.35%
   BF Saul REIT 7.50% 3/1/14.....................      550,000         547,250
                                                                    ----------
                                                                       547,250
                                                                    ----------


                                                                    High Yield-2

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)


                                                      Principal          Market
                                                        Amount           Value
                                                       (U.S.$)          (U.S.$)
   CORPORATE BONDS (CONTINUED)
   RETAIL-3.08%
 ++J Crew Intermediate 16.00% 5/15/08 ..........      $1,213,103      $1,055,400
   J Crew Operating 10.375% 10/15/07 ...........         600,000         612,000
   Office Depot 10.00% 7/15/08 .................         675,000         779,625
   Petco Animal Supplies
     10.75% 11/1/11 ............................         500,000         562,500
   Remington Arms 10.50% 2/1/11 ................         925,000         901,875
  *VICORP Restaurants 144A
     10.50% 4/15/11 ............................         875,000         875,000
                                                                      ----------
                                                                       4,786,400
                                                                      ----------
   TELECOMMUNICATIONS-6.13%
   Alaska Communications Systems
     9.875% 8/15/11 ............................         850,000         890,375
  =Allegiance Telecom 11.75% 2/15/08 ...........         550,000         225,500
   Centennial Cellular Operating
     10.125% 6/15/13 ...........................       1,075,000       1,115,313
   Cincinnati Bell 8.375% 1/15/14 ..............       1,525,000       1,364,875
   Citizens Communications
     8.50% 5/15/06 .............................         125,000         133,234
  *iPCS Escrow 144A 11.50% 5/1/12 ..............         600,000         618,000
   MCI
     5.908% 5/1/07 .............................         400,000         389,000
     6.688% 5/1/09 .............................         350,000         324,625
   MetroPCS 10.75% 10/1/11 .....................         925,000       1,008,250
  *Qwest Services 144A
     13.50% 12/15/10 ...........................       1,200,000       1,400,999
 ++UbiquiTel Operating 14.00% 4/15/10 ..........         850,000         845,750
  *US Unwired 144A 10.00% 6/15/12 ..............       1,200,000       1,218,000
                                                                      ----------
                                                                       9,533,921
                                                                      ----------
   TEXTILES, APPAREL & FURNITURE-0.35%
   Warnaco 8.875% 6/15/13 ......................         500,000         540,000
                                                                      ----------
                                                                         540,000
                                                                      ----------
   Transportation & Shipping-3.23%
  *Horizon Lines 144A 9.00% 11/1/12 ............       1,050,000       1,068,375
   Kansas City Southern Railway
     9.50% 10/1/08 .............................         820,000         894,825
   OMI 7.625% 12/1/13 ..........................         645,000         635,325
   Overseas Shipholding Group
     8.25% 3/15/13 .............................         320,000         345,600
   Seabulk International
     9.50% 8/15/13 .............................         850,000         876,563
   Stena 9.625% 12/1/12 ........................       1,075,000       1,198,625
                                                                      ----------
                                                                       5,019,313
                                                                      ----------
   Utilities-8.64%
  *Allegheny Energy Supply Statutory
   Trust 2001 Series B 144A
     13.00% 11/15/07 ...........................         175,000         179,375
   Avista 9.75% 6/1/08 .........................         725,000         855,500
   Calpine 10.50% 5/15/06 ......................       1,400,000       1,267,000
 #*Calpine Generating 144A
     7.00% 4/1/10 ..............................         500,000         480,000
   Cogentrix Energy 8.75% 10/15/08 .............         950,000         985,625
  *Dynegy Holdings 144A
     10.125% 7/15/13 ...........................       1,325,000       1,440,937

                                                     Principal         Market
                                                      Amount           Value
                                                      (U.S.$)         (U.S.$)
  CORPORATE BONDS (CONTINUED)
  UTILITIES (CONTINUED)
  Edison Mission Energy
    9.875% 4/15/11 ............................    $    575,000     $    602,313
  El Paso Natural Gas 7.625% 8/1/10 ...........         500,000          515,000
  Elwood Energy 8.159% 7/5/26 .................         366,176          369,838
  Midland Funding II 11.75% 7/23/05 ...........         256,604          266,868
  Midwest Generation 8.30% 7/2/09 .............       1,075,000        1,085,750
 *Midwest Generation 144A
    8.75% 5/1/34 ..............................       1,250,000        1,268,749
 =Mirant Americas Generation
    7.625% 5/1/06 .............................         850,000          648,125
 *NRG Energy 144A 8.00% 12/15/13 ..............         800,000          812,000
  Orion Power Holdings 12.00% 5/1/10 ..........         600,000          735,000
  PSEG Energy Holdings
    7.75% 4/16/07 .............................         500,000          526,250
  Reliant Resources 9.50% 7/15/13 .............         550,000          595,375
  Tennessee Gas Pipeline
    8.375% 6/15/32 ............................         600,000          588,000
=*USGen New England 144A
    7.459% 1/2/15 .............................         475,000          201,875
                                                                    ------------
                                                                      13,423,580
                                                                    ------------
  TOTAL CORPORATE BONDS
    (COST $128,877,425) .......................                      128,830,623
                                                                    ------------

  FOREIGN BONDS-7.32%
  ARGENTINA-0.28%
 #Republic of Argentina 1.234% 8/3/12 .........         650,000          433,806
                                                                    ------------
                                                                         433,806
                                                                    ------------
  BRAZIL-1.00%
  Federal Republic of Brazil
    11.00% 8/17/40 ............................       1,650,000        1,557,187
                                                                    ------------
                                                                       1,557,187
                                                                    ------------
  CAYMAN ISLANDS-0.44%
  Bluewater Finance 10.25% 2/15/12 ............         650,000          689,000
                                                                    ------------
                                                                         689,000
                                                                    ------------
  COLOMBIA-0.93%
  Republic of Colombia
    8.125% 5/21/24 ............................       1,450,000        1,181,750
    10.375% 1/28/33 ...........................         275,000          268,125
                                                                    ------------
                                                                       1,449,875
                                                                    ------------
  DOMINICAN REPUBLIC-0.36%
 #Dominican Republic 2.438% 8/30/24 ...........         850,000          565,250
                                                                    ------------
                                                                         565,250
                                                                    ------------
  ECUADOR-0.30%
  Republic of Ecuador 12.00% 11/15/12 .........         525,000          475,394
                                                                    ------------
                                                                         475,394
                                                                    ------------
  GERMANY-0.65%
 *Kabel Deutschland 144A
    10.625% 7/1/14 ............................         975,000        1,006,688
                                                                    ------------
                                                                       1,006,688
                                                                    ------------
  IRELAND-0.56%
  Smurfit Capital Funding
    7.50% 11/20/25 ............................         925,000          869,500
                                                                    ------------
                                                                         869,500
                                                                    ------------


                                                                    High Yield-3

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)
                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                       (U.S.$)         (U.S.$)
 FOREIGN BONDS (CONTINUED)
 LUXEMBOURG-0.64%
*BCP Caylux Holdings
   144A 9.625% 6/15/14 .........................     $   950,000     $   989,188
                                                                     -----------
                                                                         989,188
                                                                     -----------
 NORWAY-0.42%
 Ocean Rig Norway 10.25% 6/1/08 ................         650,000         646,750
                                                                     -----------
                                                                         646,750
                                                                     -----------
 PERU-0.63%
 Republic of Peru 8.375% 5/3/16 ................       1,050,000         981,750
                                                                     -----------
                                                                         981,750
                                                                     -----------
 RUSSIA-0.88%
*Gazprom OAO 144A 9.625% 3/1/13 ................       1,320,000       1,364,550
                                                                     -----------
                                                                       1,364,550
                                                                     -----------
 URUGUAY-0.23%
 Republic of Uruguay 7.875% 1/15/33 ............         550,000         352,000
                                                                     -----------
                                                                         352,000
                                                                     -----------
 TOTAL FOREIGN BONDS
   (COST $11,394,969) ..........................                      11,380,938
                                                                     -----------
 MUNICIPAL BONDS-0.33%
 AIRLINE REVENUE BONDS-0.33%
 New Jersey Economic Development
   Authority Continental Airlines
   Project 6.25% 9/15/29 .......................         700,000         513,576
                                                                     -----------
 TOTAL MUNICIPAL BONDS
   (COST $593,852) .............................                         513,576
                                                                     -----------
                                                        NUMBER OF
                                                         SHARES
 COMMON STOCK-0.89%
 CABLE, MEDIA & PUBLISHING-0.30%
+XM Satellite Radio Class A ..................           16,883          460,737
                                                                     -----------
                                                                         460,737
                                                                     -----------
 ENERGY-0.02%
+Petroleum Geo-Services ADR ..................              828           33,865
                                                                     -----------
                                                                          33,865
                                                                     -----------
 RETAIL-0.49%
+Kmart Holdings ..............................           10,542          756,916
                                                                     -----------
                                                                         756,916
                                                                     -----------
 TELECOMMUNICATIONS-0.08%
+MCI .........................................            9,040          127,916
                                                                     -----------
                                                                         127,916
                                                                     -----------
 TOTAL COMMON STOCK
   (COST $626,056) ...........................                         1,379,434
                                                                     -----------

                                                                          MARKET
                                                         NUMBER OF        VALUE
                                                          SHARES         (U.S.$)
  PREFERRED STOCKS-0.23%
  PAPER & FOREST
  PRODUCTS-0.23%
  Alamosa Delaware 7.50% .....................              600       $  348,225
                                                                      ----------
                                                                         348,225
                                                                      ----------
  UTILITIES-0.00%
  TNPEnterprises PIK 14.50% ..................                1              842
                                                                      ----------
                                                                             842
                                                                      ----------
  TOTAL PREFERRED STOCKS
    (COST $195,566) ..........................                           349,067
                                                                      ----------

  WARRANTS-0.03%
+*American Tower 144A ........................              275           52,387
+*Horizon PCS 144A ...........................            1,050               11
+*Solutia 144A ...............................              850                9
                                                                      ----------
  TOTAL WARRANTS
    (COST $166,630) ..........................                            52,407
                                                                      ----------
                                                       PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS-4.53%
With BNP Paribas 1.25% 7/1/04
  (dated 6/30/04, to be repurchased
  at $3,666,127, collateralized by
  $702,000 U.S. Treasury Bills due
  11/4/04, market value $698,336,
  $2,489,000 U.S. Treasury Bills
  due 11/18/04, market value
  $2,474,120, and $572,000 U.S. ..............
  Treasury Bills due 12/23/04,
  market value $567,616) .....................       $3,666,000       $3,666,000
With UBS Warburg 1.25% 7/1/04
  (dated 6/30/04, to be repurchased
  at $3,371,117, collateralized by
  $648,000 U.S. Treasury Notes
  2.25% due 7/31/04, market value
  $654,768, $648,000 U.S. Treasury
  Notes 5.875% due 11/15/05,
  market value $682,547, and
  $1,948,000 U.S. Treasury Notes
  5.625% due 5/15/08, market
  value $2,116,717) ..........................        3,371,000        3,371,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (COST $7,037,000) ..........................                         7,037,000
                                                                      ----------

                                                                    High Yield-4

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-97.62% (COST $151,005,102) .....................................................      $151,772,889

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.38% ...........................................................         3,703,745
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 28,253,153 SHARES OUTSTANDING-100.00% ..................................................      $155,476,634
                                                                                                                       ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($63,342,647 / 11,506,218 SHARES) .................             $5.51
                                                                                                                              =====
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($92,133,987 / 16,746,935 SHARES) ..................             $5.50
                                                                                                                              =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:^^
Shares of beneficial interest (unlimited authorization-no par) ..................................................      $198,629,856
Undistributed net investment income .............................................................................         5,948,365
Accumulated net realized loss on investments ....................................................................       (49,869,374)
Net unrealized appreciation of investments ......................................................................           767,787
                                                                                                                       ------------
Total net assets ................................................................................................      $155,476,634
                                                                                                                       ============

--------------
 +Non-income producing security for the period ended June 30, 2004.
++Step coupon bond.
 =Non-income producing security. Security is currently in default.
 *Securities exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #7 in "Notes to Financial Statements."
 #Variable Rate Notes - the interest rate shown is the rate as of June 30,
  2004.
 ^The security is being fair valued in accordance with the Series' fair valuation policy. See Note #1 in "Notes to Financial Statements". At June 30, 2004, three securities were fair valued which represented 0.98% of the Series' net assets.
^^See Note #4 in "Notes to Financial Statements."

  SUMMARY OF ABBREVIATIONS:
  ADR - American Depositary Receipts
  NIM - Net Interest Margin
  PIK - Pay-in-kind
  REIT - Real Estate Investment Trust

                             See accompanying notes


                                                                    High Yield-5

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(Unaudited)


ASSETS:
Investments at market (cost $151,005,102) .................         $151,772,889
Interest receivable .......................................            2,646,574
Subscriptions receivable ..................................              140,595
Receivable for securities sold ............................            8,599,627
                                                                    ------------
Total assets ..............................................          163,159,685
                                                                    ------------

LIABILITIES:
Payable for securities purchased ..........................            7,026,083
Liquidations payable ......................................              295,036
Cash Overdraft ............................................              211,326
Management fee payable ....................................               80,758
Other accrued expenses ....................................               69,848
                                                                    ------------
Total liabilities .........................................            7,683,051
                                                                    ------------

TOTAL NET ASSETS ..........................................         $155,476,634
                                                                    ============

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Interest .....................................................      $ 6,183,935
Dividends ....................................................          125,042
                                                                    -----------
                                                                      6,308,977
                                                                    -----------
EXPENSES:
Management fees ..............................................          476,630
Distribution expenses-Service Class ..........................          120,116
Accounting and administration expenses .......................           28,815
Legal and professional fees ..................................           10,453
Dividend disbursing and transfer agent fees
   and expenses ..............................................            7,552
Registration fees ............................................            6,068
Custodian fees ...............................................            5,265
Trustees' fees ...............................................            2,572
Reports and statements to shareholders .......................            1,552
Other ........................................................            5,021
                                                                    -----------
                                                                        664,044
Less waiver of distribution expenses-Service Class ...........          (20,019)
Less expenses paid indirectly ................................             (863)
                                                                    -----------
Total expenses ...............................................          643,162
                                                                    -----------

NET INVESTMENT INCOME ........................................        5,665,815
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...............................................        2,606,254
   Foreign Currencies ........................................             (990)
                                                                    -----------
   Net realized gain .........................................        2,605,264

Net change in unrealized appreciation / depreciation
   of investments and foreign currencies .....................       (4,297,339)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ........................       (1,692,075)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................      $ 3,973,740
                                                                    ===========

                             See accompanying notes

                                                                    High Yield-6

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED           YEAR
                                                                                                        6/30/04          ENDED
                                                                                                      (UNAUDITED)      12/31/03
                                                                                                      -----------      --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ............................................................................   $  5,665,815     $  9,192,605
Net realized gain on investments and foreign currencies ..........................................      2,605,264        8,449,734
Net change in unrealized appreciation / depreciation of investments and foreign currencies .......     (4,297,339)       6,285,528
                                                                                                     ------------     ------------
Net increase in net assets resulting from operations .............................................      3,973,740       23,927,867
                                                                                                     ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................................................................     (4,179,178)      (4,020,009)
   Service Class .................................................................................     (4,714,327)      (1,817,569)
                                                                                                     ------------     ------------
                                                                                                       (8,893,505)      (5,837,578)
                                                                                                     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................................................................      9,640,855       47,908,366
   Service Class .................................................................................     48,756,281       93,817,400
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class ................................................................................      4,179,178        4,020,009
   Service Class .................................................................................      4,714,327        1,817,569
                                                                                                     ------------     ------------
                                                                                                       67,290,641      147,563,344
                                                                                                     ------------     ------------
Cost of shares repurchased:
   Standard Class ................................................................................    (19,238,599)     (39,773,047)
   Service Class .................................................................................    (27,011,872)     (48,142,677)
                                                                                                     ------------     ------------
                                                                                                      (46,250,471)     (87,915,724)
                                                                                                     ------------     ------------
Increase in net assets derived from capital share transactions ...................................     21,040,170       59,647,620
                                                                                                     ------------     ------------

NET INCREASE IN NET ASSETS .......................................................................     16,120,405       77,737,909

NET ASSETS:
Beginning of period ..............................................................................    139,356,229       61,618,320
                                                                                                     ------------     ------------
End of period (including undistributed net investment income of $5,948,365
  and $8,874,827, respectively) ..................................................................   $155,476,634     $139,356,229
                                                                                                     ============     ============

                             See accompanying notes

                                                                    High Yield-7

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
                                                            SIX MONTHS
                                                               ENDED
                                                             6/30/04(1)                      YEAR ENDED DECEMBER 31,
                                                            (UNAUDITED)     2003         2002       2001(2)       2000        1999
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .....................     $5.690      $4.790       $5.220      $6.000       $7.420      $8.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) .................................      0.218       0.489        0.517       0.586        0.722       0.781
Net realized and unrealized gain (loss) on investments
   and foreign currencies ................................     (0.049)      0.804       (0.413)     (0.821)      (1.896)     (0.987)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations .........................      0.169       1.293        0.104      (0.235)      (1.174)     (0.206)
                                                               ------      ------       ------      ------       ------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................     (0.349)     (0.393)      (0.534)     (0.545)      (0.246)     (0.784)
Net realized gain on investments                                    -           -            -           -            -      (0.050)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.349)     (0.393)      (0.534)     (0.545)      (0.246)     (0.834)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period ...........................     $5.510      $5.690       $4.790      $5.220       $6.000      $7.420
                                                               ======      ======       ======      ======       ======      ======

Total return(4) ..........................................      2.84%      28.74%        1.84%      (4.10%)     (16.26%)     (2.64%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................    $63,343     $71,061      $48,089     $51,459      $59,441    $102,633
Ratio of expenses to average net assets ..................      0.74%       0.77%        0.78%       0.79%        0.77%       0.72%
Ratio of net investment income to average net assets .....      7.86%       9.33%       10.96%      10.82%       10.80%       9.75%
Portfolio turnover .......................................       569%        716%         587%        557%         226%        110%

------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                    High Yield-8

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
                                                             SIX MONTHS
                                                                ENDED                                         5/1/00(3)
                                                              6/30/04(1)          YEAR ENDED DECEMBER 31,         TO
                                                             (UNAUDITED)    2003         2002       2001(2)    12/31/00
                                                             ----------------------------------------------------------
Net asset value, beginning of period ......................    $5.680      $4.780       $5.220      $6.000       $6.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4) ..................................     0.211       0.477        0.510       0.578        0.474
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................    (0.054)      0.809       (0.424)     (0.818)      (1.164)
                                                               ------      ------       ------      ------       ------
Total from investment operations ..........................     0.157       1.286        0.086      (0.240)      (0.690)
                                                               ------      ------       ------      ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................    (0.337)     (0.386)      (0.526)     (0.540)           -
                                                               ------      ------       ------      ------       ------
Total dividends and distributions .........................    (0.337)     (0.386)      (0.526)     (0.540)           -
                                                               ------      ------       ------      ------       ------

Net asset value, end of period ............................    $5.500      $5.680       $4.780      $5.220       $6.000
                                                               ======      ======       ======      ======       ======

Total return(5) ...........................................     2.81%      28.61%        1.65%      (4.38%)     (10.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $92,134     $68,295      $13,529      $5,715         $850
Ratio of expenses to average net assets ...................     0.99%       0.99%        0.93%       0.94%        0.93%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     1.04%       1.02%        0.93%       0.94%        0.93%
Ratio of net investment income to average net assets ......     7.61%       9.11%       10.81%      10.67%       11.00%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .....     7.56%       9.08%       10.81%      10.67%       11.00%
Portfolio turnover ........................................      569%        716%         587%        557%         226%

-------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                    High Yield-9

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $863 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

                                                                   High Yield-10

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                                   DIVIDEND DISBURSING,
                                     TRANSFER AGENT,              OTHER
         INVESTMENT                  ACCOUNTING AND              EXPENSES
         MANAGEMENT                ADMINISTRATION FEES           PAYABLE
       FEE PAYABLE TO              AND OTHER EXPENSES           TO DMC AND
            DMC                      PAYABLE TO DSC             AFFILIATES*
       --------------              -------------------          -----------
          $80,758                        $5,768                  $19,492

-------------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $1,935.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments .................  $410,559,902
Sales other than U.S. government securities and short-term investments .....................   394,750,240

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE            AGGREGATE
     COST OF          UNREALIZED          UNREALIZED        NET UNREALIZED
   INVESTMENTS       APPRECIATION        DEPRECIATION        APPRECIATION
   -----------       ------------        ------------       --------------
  $151,043,643        $4,789,171          $(4,059,925)          $729,246

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                  SIX MONTHS          YEAR
                                    ENDED             ENDED
                                   6/30/04*         12/31/03
                                  -----------       --------
Ordinary income ................  $8,893,505       $5,837,578

-----------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                   High Yield-11

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................  $198,629,856
Undistributed ordinary income .....................     5,948,365
Capital loss carryforwards ........................   (49,830,833)
Unrealized appreciation of investments ............       729,246
                                                     ------------
Net assets ........................................  $155,476,634
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                       UNDISTRIBUTED                ACCUMULATED
                            NET                       REALIZED
                     INVESTMENT INCOME              GAIN (LOSS)
                     -----------------              -----------
                         $302,218                    $(302,218)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $52,421,083 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$5,323,536 expires in 2007, $24,445,622 expires in 2008, $18,082,790 expires in
2009 and $4,569,135 expires in 2010.

For the six months ended June 30, 2004, the Series had capital gains of $2,590,250, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                    SIX MONTHS       YEAR
                                                       ENDED         ENDED
                                                      6/30/04       12/31/03
                                                    ----------      --------
Shares sold:
   Standard Class ...............................     1,723,393      9,295,186
   Service Class ................................     8,650,951     18,039,638

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...............................       765,417        857,145
   Service Class ................................       863,430        387,541
                                                     ----------    -----------
                                                     12,003,191     28,579,510
                                                     ----------    -----------
Shares repurchased:
   Standard Class ...............................    (3,468,110)    (7,716,701)
   Service Class ................................    (4,785,776)    (9,238,073)
                                                     ----------    -----------
                                                     (8,253,886)   (16,954,774)
                                                     ----------    -----------
Net increase ....................................     3,749,305     11,624,736
                                                     ==========    ===========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                                                                   High Yield-12

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK (CONTINUED)
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                   High Yield-13

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                        NUMBER OF        MARKET
                                                         SHARES          VALUE
                                                                        (U.S.$)
 COMMON STOCK-99.75%***
 AUSTRALIA-11.09%
 Amcor .........................................         521,524     $ 2,532,157
 Coles Myer ....................................         407,144       2,436,266
 Foster's Group ................................       1,227,696       4,036,606
 National Australia Bank .......................         204,636       4,253,674
 Orica .........................................          81,518         857,460
 Telstra .......................................         799,904       2,802,782
                                                                     -----------
                                                                      16,918,945
                                                                     -----------
 BELGIUM-2.43%
 Electrabel ....................................           5,021       1,609,669
+Fortis ........................................          95,027       2,097,249
                                                                     -----------
                                                                       3,706,918
                                                                     -----------
 FINLAND-1.34%
 UPM-Kymmene ...................................         107,376       2,043,194
                                                                     -----------
                                                                       2,043,194
                                                                     -----------
 FRANCE-7.05%
*Compagnie de Saint-Gobain .....................          59,410       2,961,360
 Societe Generale ..............................          39,072       3,320,456
 Total .........................................          23,450       4,470,720
                                                                     -----------
                                                                      10,752,536
                                                                     -----------
 GERMANY-6.46%
 Bayer .........................................         109,664       3,162,118
+Bayerische Hypo-Und Vereinsbank ...............         115,684       2,061,943
 RWE ...........................................          98,335       4,630,040
                                                                     -----------
                                                                       9,854,101
                                                                     -----------
 HONG KONG-3.10%
 Hong Kong & China Gas .........................         410,000         675,466
 Hong Kong Electric Holdings ...................         527,000       2,182,377
 Wharf Holdings ................................         649,285       1,864,661
                                                                     -----------
                                                                       4,722,504
                                                                     -----------
 ITALY-3.29%
*Banca Intesa ..................................       1,284,573       5,016,831
                                                                     -----------
                                                                       5,016,831
                                                                     -----------
 JAPAN-17.35%
 Canon .........................................          80,000       4,215,736
 Eisai .........................................          59,700       1,717,986
 Hitachi .......................................         365,000       2,512,166
 Matsushita Electric Industrial ................         192,000       2,725,638
 Millea Holdings ...............................             135       2,004,307
 Murata Manufacturing ..........................          58,100       3,311,937
 Takeda Chemical Industries ....................         115,200       5,057,123
 Toyota Motor ..................................          87,600       3,548,476
 West Japan Railway ............................             341       1,375,063
                                                                     -----------
                                                                      26,468,432
                                                                     -----------
 NETHERLANDS-7.39%
 ING Groep .....................................         178,349       4,209,573
 Reed Elsevier .................................         198,481       2,786,701
 Royal Dutch Petroleum .........................          83,277       4,273,634
                                                                     -----------
                                                                      11,269,908
                                                                     -----------
 NEW ZEALAND-2.38%
*Telecom Corporation of New Zealand ............         974,405       3,638,520
                                                                     -----------
                                                                       3,638,520
                                                                     -----------
 REPUBLIC OF KOREA-1.67%
 POSCO ADR .....................................          76,271       2,555,841
                                                                     -----------
                                                                       2,555,841
                                                                     -----------
                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                                      (U.S.$)
 COMMON STOCK (CONTINUED)
 SINGAPORE-1.88%
 Jardine Matheson ..........................           123,022       $ 1,353,242
 Oversea Chinese Banking ...................           215,000         1,510,349
                                                                     -----------
                                                                       2,863,591
                                                                     -----------
 SOUTH AFRICA-1.65%
 Sasol .....................................           162,515         2,514,015
                                                                     -----------
                                                                       2,514,015
                                                                     -----------
 SPAIN-6.62%
 Banco Santander Central
  Hispanoamericano .........................           309,521         3,212,217
*Iberdrola .................................           151,941         3,207,304
 Telefonica ................................           249,440         3,687,296
                                                                     -----------
                                                                      10,106,817
                                                                     -----------
 TAIWAN-0.04%
 Chunghwa Telecom ADR ......................             3,100            54,684
                                                                     -----------
                                                                          54,684
                                                                     -----------
 UNITED KINGDOM-26.01%
 Aviva .....................................           154,302         1,593,613
 BG Group ..................................           511,022         3,155,544
 BOC Group .................................            66,732         1,115,185
 Boots Group ...............................           356,751         4,447,904
 BP ........................................           383,252         3,386,522
 Brambles Industries .......................           509,656         1,968,676
 GKN .......................................           327,124         1,484,582
 GlaxoSmithKline ...........................           248,011         5,032,902
 GUS .......................................           192,664         2,957,639
 HBOS ......................................           283,805         3,512,694
 Intercontinental Hotels Group .............           269,404         2,845,886
 Lloyds TSB Group ..........................           519,849         4,070,307
 Mitchells & Butlers .......................           236,933         1,194,505
 Rio Tinto .................................           121,555         2,920,830
                                                                     -----------
                                                                      39,686,789
                                                                     -----------
 TOTAL COMMON STOCK
  (COST $122,964,740) ......................                         152,173,626
                                                                     -----------

                                                      PRINCIPAL
                                                       AMOUNT

 REPURCHASE AGREEMENTS-0.23%
 With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $183,006 collateralized by $35,000
   U.S. Treasury Bills due 11/4/04,
   market value $34,932, $125,000
   U.S. Treasury Bills due 11/18/04,
   market value $123,759, $29,000
   U.S. Treasury Bills due 12/23/04,
   market value $28,393) ...................          $183,000           183,000




                                                           International Value-1

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                                       (U.S.$)
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $169,006 collateralized by $32,000
   U.S. Treasury Notes 2.25% due 7/31/04,
   market value $32,752, $32,000
   U.S. Treasury Notes 5.875% due 11/15/05,
   market value $34,142, $98,000
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $105,881) ..........................      $169,000  $    169,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $352,000)                                                       352,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-99.98%
   (COST $123,316,740) .............................                 152,525,626
                                                                    ------------

SECURITIES LENDING COLLATERAL-5.77%#
SHORT-TERM INVESTMENTS
Abbey National New York
   1.19% 10/15/04 ..................................       158,622       161,656
ABN AMRO Bank Tokyo 1.10% 7/20/04 ..................       170,300       170,294
Barclays Bank London 1.10% 8/19/04 .................       258,909       258,860
Bayerische Landesbank 1.644% 8/30/04 ...............       136,201       136,213
BNP Paribas 1.29% 8/16/04 ..........................       326,974       326,964
CDC IXIS 1.485% 11/12/04 ...........................       272,651       272,470
Citibank 1.06% 7/6/04 ..............................       272,472       272,470
Credit Suisse First Boston 1.60% 12/13/04 ..........       272,701       272,470
Deutsche Bank Financial 1.57% 2/22/05 ..............        68,068        68,169

                                                        PRINCIPAL        MARKET
                                                          AMOUNT         VALUE
                                                                        (U.S.$)
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Fortis Bank 1.10% 7/26/04 ........................     $  342,986     $  343,008
General Electric Capital
   1.103% 10/25/04 ...............................        115,875        115,980
   1.555% 2/3/05 .................................        102,130        102,319
   1.569% 10/4/04 ................................        102,178        102,274
Goldman Sachs Group LP
   1.14% 7/20/04 .................................        238,416        238,411
   1.68% 12/8/04 .................................        160,077        160,077
ING Bank NV 1.10% 8/9/04 .........................        272,718        272,470
Merrill Lynch Mortgage Capital
   1.60% 7/12/04 .................................        272,470        272,470
Morgan Stanley
   1.359% 8/1/05 .................................         68,000         68,118
   1.58% 3/10/05 .................................        272,470        272,470
National Rural Utilities 1.302% 8/2/04 ...........        463,055        462,513
Rabobank 1.555% 3/2/05 ...........................        340,596        340,523
Royal Bank of Canada 1.26% 6/27/05 ...............        340,587        340,485
Royal Bank of Scotland 1.06% 7/2/04 ..............        340,694        340,694
Societe Generale
   1.179% 6/14/05 ................................        170,942        170,893
   1.585% 12/8/04 ................................        272,436        272,436
Svenska Stockholm 1.10% 8/9/04 ...................        340,634        340,587
UBS Securities LLC 1.50% 7/1/04 ..................      1,702,766      1,702,766
Union Bank of Switzerland
   1.13% 12/20/04 ................................        341,592        340,587
Wachovia Bank NA 1.564% 11/15/04 .................        272,507        272,587
Wells Fargo Bank 1.26% 8/1/05 ....................        340,587        340,587
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $8,811,821) .............................                     8,811,821
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-105.75% (COST $132,128,561) ....................................................     161,337,447++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(5.77%)# .....................................................      (8,811,821)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.02% ...........................................................          36,495
                                                                                                                     ------------
NET ASSETS APPLICABLE TO 9,625,870 SHARES OUTSTANDING-100.00% ...................................................    $152,562,121
                                                                                                                     ============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
($152,446,879 / 9,618,599 SHARES) ...............................................................................          $15.85
                                                                                                                           ======
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($115,242 / 7,271 SHARES) ..........          $15.85
                                                                                                                           ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..................................................    $125,768,078
Undistributed net investment income** ...........................................................................       1,916,693
Accumulated net realized loss on investments ....................................................................      (3,870,631)
Net unrealized appreciation of investments and foreign currencies ...............................................      28,747,981
                                                                                                                     ------------
Total net assets ................................................................................................    $152,562,121
                                                                                                                     ============

-----------
  +Non-income producing security for the period ended June 30, 2004.
 ++Includes $8,421,872 of securities loaned.
  #See Note #8 in "Notes to Financial Statements."
  *Fully or partially on loan.
 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #11 to the Financial Statements. ADR-American Depositary Receipts

                             See accompanying notes

                                                           International Value-2

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ....................................................      $ 3,518,379
Interest .....................................................           10,962
Securities lending income ....................................           56,875
Foreign tax withheld .........................................         (347,422)
                                                                    -----------
                                                                      3,238,794
                                                                    -----------
EXPENSES:
Management fees ..............................................          671,149
Custodian fees ...............................................           48,137
Accounting and administration expenses .......................           28,900
Legal and professional fees ..................................           13,378
Dividend disbursing and transfer agent fees
   and expenses ..............................................            7,839
Reports and statements to shareholders .......................            3,080
Trustees' fees ...............................................            2,400
Distribution expenses-Service Class ..........................              168
Other ........................................................            2,648
                                                                    -----------
                                                                        777,699
Less expenses absorbed or waived .............................              (13)
Less waiver of distribution expenses-Service Class ...........              (28)
Less expenses paid indirectly ................................             (986)
                                                                    -----------
Total expenses ...............................................          776,672
                                                                    -----------

NET INVESTMENT INCOME ........................................        2,462,122
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...............................................        6,261,051
   Foreign currencies ........................................         (550,153)
                                                                    -----------
Net realized gain ............................................        5,710,898
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .....................       (1,932,926)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS ...............................................        3,777,972
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .........................................      $ 6,240,094
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS         YEAR
                                                 ENDED 6/30/04        ENDED
                                                  (UNAUDITED)       12/31/03
                                                 -------------      --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income ........................    $  2,462,122     $  4,294,423
Net realized gain (loss) on investments
  and foreign currencies .....................       5,710,898       (6,977,509)
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currencies .........................      (1,932,926)      55,984,862
                                                  ------------     ------------
Net increase in net assets
  resulting from operations ..................       6,240,094       53,301,776
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class .............................      (4,298,294)      (3,587,303)
  Service Class ..............................          (2,810)          (2,115)
Net realized gain on investments:
  Standard Class .............................              --       (3,473,057)
  Service Class ..............................              --           (2,172)
                                                  ------------     ------------
                                                    (4,301,104)      (7,064,647)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class .............................       2,773,176       34,151,947
  Service Class ..............................           8,012           93,080
Net asset value of shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class .............................       4,298,294        7,060,360
  Service Class ..............................           2,810            4,287
                                                  ------------     ------------
                                                     7,082,292       41,309,674
                                                  ------------     ------------
Cost of shares repurchased:
  Standard Class .............................     (24,374,400)     (61,667,879)
  Service Class ..............................          (6,491)         (76,099)
                                                  ------------     ------------
                                                   (24,380,891)     (61,743,978)
                                                  ------------     ------------
Decrease in net assets derived from
  capital share transactions .................     (17,298,599)     (20,434,304)
                                                  ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS .................................     (15,359,609)      25,802,825

NET ASSETS:
  Beginning of period ........................     167,921,730      142,118,905
                                                  ------------     ------------
  End of period (including undistributed
    net investment income of $1,916,693 and
    $4,305,828, respectively) ................    $152,562,121     $167,921,730
                                                  ============     ============

                             See accompanying notes

                                                           International Value-3

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
                                                         SIX MONTHS
                                                            ENDED
                                                          6/30/04(1)                     YEAR ENDED DECEMBER 31,
                                                         (UNAUDITED)     2003        2002         2001         2000          1999
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ...................   $15.660     $11.550      $13.900      $17.940      $18.630       $16.480

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...............................     0.243       0.373        0.254        0.277        0.387         0.371
Net realized and unrealized gain (loss)
   on investments and foreign currencies ...............     0.373       4.355       (1.556)      (2.578)      (0.340)        2.161
                                                           -------     -------      -------      -------      -------       -------
Total from investment operations .......................     0.616       4.728       (1.302)      (2.301)       0.047         2.532
                                                           -------     -------      -------      -------      -------       -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................    (0.426)     (0.314)      (0.284)      (0.435)      (0.405)       (0.356)
Net realized gain on investments .......................         -      (0.304)      (0.764)      (1.304)      (0.332)       (0.026)
                                                           -------     -------      -------      -------      -------       -------
Total dividends and distributions ......................    (0.426)     (0.618)      (1.048)      (1.739)      (0.737)       (0.382)
                                                           -------     -------      -------      -------      -------       -------

Net asset value, end of period .........................   $15.850     $15.660      $11.550      $13.900      $17.940       $18.630
                                                           =======     =======      =======      =======      =======       =======

Total return(3) ........................................     4.06%      43.44%      (10.40%)     (12.83%)       0.53%        15.76%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ................  $152,447    $167,813     $142,065     $191,481     $270,167      $304,060
Ratio of expenses to average net assets ................     0.99%       0.98%        0.98%        0.95%        0.95%         0.92%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ......     0.99%       0.99%        1.02%        1.01%        1.02%         0.94%
Ratio of net investment income to average net assets ...     3.11%       2.96%        1.99%        1.84%        2.24%         2.16%
Ratio of net investment income to average net
  assets prior to expense limitation and expenses paid
  indirectly ...........................................     3.11%       2.95%        1.95%        1.78%        2.17%         2.14%
Portfolio turnover .....................................        9%         11%          13%          11%           9%            9%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           International Value-4

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
                                                                       SIX MONTHS
                                                                         ENDED                                           5/1/00(2)
                                                                       6/30/04(1)           YEAR ENDED DECEMBER 31,          TO
                                                                       (UNAUDITED)    2003         2002          2001       2000
                                                                       -----------------------------------------------------------
Net asset value, beginning of period ................................    $15.650     $11.550      $13.900       $17.930    $16.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ............................................      0.224       0.345        0.236         0.255      0.270
Net realized and unrealized gain (loss) on investments
   and foreign currencies ...........................................      0.373       4.355       (1.559)       (2.561)     0.880
                                                                         -------     -------      -------       -------    -------
Total from investment operations ....................................      0.597       4.700       (1.323)       (2.306)     1.150
                                                                         -------     -------      -------       -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...............................................     (0.397)     (0.296)      (0.263)       (0.420)         -
Net realized gain on investments ....................................          -      (0.304)      (0.764)       (1.304)         -
                                                                         -------     -------      -------       -------    -------
Total dividends and distributions ...................................     (0.397)     (0.600)      (1.027)       (1.724)         -
                                                                         -------     -------      -------       -------    -------

Net asset value, end of period ......................................    $15.850     $15.650      $11.550       $13.900    $17.930
                                                                         =======     =======      =======       =======    =======

Total return(4) .....................................................      3.93%      43.11%      (10.54%)      (12.88%)     6.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .............................       $115        $109          $54           $11         $5
Ratio of expenses to average net assets .............................      1.24%       1.20%        1.13%         1.10%      1.09%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ...................      1.29%       1.24%        1.17%         1.16%      1.17%
Ratio of net investment income to average net assets ................      2.86%       2.74%        1.84%         1.69%      2.34%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly ..........      2.81%       2.70%        1.80%         1.63%      2.26%
Portfolio turnover ..................................................         9%         11%          13%           11%         9%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                           International Value-5

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $986 for the six months ended June 30, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

                                                           International Value-6

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2005.

As set forth in the May 5, 2004 Supplement to the Series' Prospectuses, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for the Series will automatically terminate as of the Closing.

In order for Delaware Investments to continue to provide overall management of the daily business affairs of the Series after the Closing, the Board of Trustees has approved a proposal that provides for DMC to serve as the investment manager of the Series pursuant to an Investment Management Agreement with the Series (the "New Investment Management Agreements") and for DIAL to continue to provide investment services to the Series as subadviser to DMC pursuant to a new subadvisory agreement (together with the New Investment Management Agreements, the "New Agreements").

As required under applicable law, the Board of Trustees has approved the submission of the New Agreements to applicable shareholders. Shareholders of record on June 22, 2004, will receive a proxy statement requesting approval of the New Agreements in early July. A special meeting of shareholders addressing these matters will be held on or about August 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                           DIVIDEND DISBURSING,
     INVESTMENT         TRANSFER AGENT, ACCOUNTING            OTHER
     MANAGEMENT          AND ADMINISTRATION FEES             EXPENSES
   FEE PAYABLE TO          AND OTHER EXPENSES                PAYABLE
       DIAL                  PAYABLE TO DSC                TO AFFILIATES*
   --------------        -------------------------         --------------
     $105,719                    $3,675                       $1,772

* Delaware Management Company (DMC), a Series of Delaware Management Business Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $7,088.

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

                                                           International Value-7

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..........   $ 6,774,771
Sales other than U.S. government securities and short-term investments ..............   $25,197,480

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         AGGREGATE             AGGREGATE
        COST OF          UNREALIZED            UNREALIZED       NET UNREALIZED
      INVESTMENTS       APPRECIATION          DEPRECIATION       APPRECIATION
      -----------       ------------          ------------      --------------
     $124,693,957        $35,681,066          $(7,849,397)        $27,831,669

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                         SIX MONTHS      YEAR
                                           ENDED         ENDED
                                          6/30/04*     12/31/03
                                         ----------    --------
Ordinary income .......................  $4,301,104   $3,589,418
Long-term capital gain ................           -    3,475,229
                                         ----------   ----------
Total .................................  $4,301,104   $7,064,647
                                         ==========   ==========

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ................ $125,768,078
Undistributed ordinary income ................    1,458,246
Capital loss carryforwards ...................   (2,493,414)
Unrealized appreciation of investments and
   foreign currencies ........................   27,829,211
                                               ------------
Net assets ................................... $152,562,121
                                               ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $8,452,795 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$8,452,795 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $5,959,381 which may be offset by the capital loss carryforwards.

                                                           International Value-8

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                                 SIX MONTHS           YEAR
                                                                                    ENDED             ENDED
                                                                                   6/30/04          12/31/03
                                                                                 ----------         --------
Shares sold:
   Standard Class ............................................................       176,554         2,339,146
   Service Class .............................................................           513             7,704

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ............................................................       283,903           661,702
   Service Class .............................................................           186               401
                                                                                  ----------        ----------
                                                                                     461,156         3,008,953
                                                                                  ----------        ----------
Shares repurchased:
   Standard Class ............................................................    (1,558,773)       (4,578,781)
   Service Class .............................................................          (411)           (5,804)
                                                                                  ----------        ----------
                                                                                  (1,559,184)       (4,584,585)
                                                                                  ----------        ----------
Net decrease .................................................................    (1,098,028)       (1,575,632)
                                                                                  ==========        ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at June 30, 2004:

                                                                    UNREALIZED
    CONTRACT TO DELIVER      IN EXCHANGE FOR    SETTLEMENT DATE    DEPRECIATION
    -------------------      ---------------    ---------------    ------------
 9,435,000 British Pounds    US $16,605,600         7/30/04         US $458,447)

8. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2004, the market value of securities on loan was $8,421,872, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

                                                           International Value-9

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

11. INDUSTRY ALLOCATION
As of June 30, 2004, the Series' investment in equity securities classified by type of business were as follows:

Industry                                    Percentage of net assets
--------                                    ------------------------
Automobiles & Auto Parts                             3.30%
Banking & Finance                                   22.69%
Capital Goods                                        1.94%
Commercial Services                                  1.29%
Energy                                              11.67%
Food, Beverage & Tobacco                             4.44%
Healthcare & Pharmaceuticals                         7.74%
Insurance                                            2.36%
Leisure, Lodging & Entertainment                     2.65%
Materials                                            9.95%
Media                                                1.83%
Real Estate                                          1.22%
Retail                                               6.45%
Technology                                           6.58%
Telecommunications                                   6.67%
Transportation                                       0.90%
Utilities                                            8.07%
                                                    ------
                                                    99.75%
                                                    ======

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                          International Value-10

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                        NUMBER OF       MARKET
                                                         SHARES         VALUE
  COMMON STOCK-97.97%
  CONSUMER DISCRETIONARY-8.86%
  Limited Brands ...........................            502,300      $ 9,393,010
  Mattel ...................................            518,800        9,468,100
  Penney (J.C.) ............................            245,800        9,281,408
                                                                     -----------
                                                                      28,142,518
                                                                     -----------
  CONSUMER STAPLES-8.96%
  Archer-Daniels-Midland ...................            577,900        9,697,162
 *ConAgra Foods ...........................             344,100        9,318,228
  Kimberly-Clark ...........................            143,500        9,453,780
                                                                     -----------
                                                                      28,469,170
                                                                     -----------
  ENERGY-8.78%
  ChevronTexaco ............................            100,000        9,411,000
  ConocoPhillips ...........................            120,800        9,215,832
  Exxon Mobil ..............................            208,506        9,259,751
                                                                     -----------
                                                                      27,886,583
                                                                     -----------
  FINANCIALS-20.70%
  Allstate .................................            203,500        9,472,925
  Aon ......................................            334,300        9,517,521
  Hartford Financial Services Group ........            140,400        9,651,096
  Huntington Bancshares ....................            416,900        9,547,010
  Marshall & Ilsley ........................            240,500        9,401,145
  Wachovia .................................            207,800        9,247,100
  Washington Mutual ........................            231,300        8,937,432
                                                                     -----------
                                                                      65,774,229
                                                                     -----------
  HEALTH CARE-17.78%
  Abbott Laboratories ......................            225,200        9,179,152
  Baxter International .....................            277,300        9,569,623
  Beckman Coulter ..........................            160,500        9,790,500
  Bristol-Myers Squibb .....................            381,300        9,341,850
  Merck & Company ..........................            197,000        9,357,500
  Wyeth ....................................            256,400        9,271,424
                                                                     -----------
                                                                      56,510,049
                                                                     -----------
  INDUSTRIALS-9.00%
  Boeing ...................................            187,400        9,574,266
 *Burlington Northern Santa Fe ............             270,400        9,482,928
  Union Pacific ............................            160,500        9,541,725
                                                                     -----------
                                                                      28,598,919
                                                                     -----------
  INFORMATION TECHNOLOGY-8.85%
  Hewlett-Packard ..........................            449,000        9,473,900
  International Business Machines ..........            104,900        9,246,935
+*Xerox ..................................              649,100        9,411,950
                                                                     -----------
                                                                      28,132,785
                                                                     -----------
  MATERIALS-3.08%
  Weyerhaeuser .............................            155,200        9,796,224
                                                                     -----------
                                                                       9,796,224
                                                                     -----------
  TELECOMMUNICATION SERVICES-6.05%
  SBC Communications .......................            396,724        9,620,557
  Verizon Communications ...................            265,700        9,615,683
                                                                     -----------
                                                                      19,236,240
                                                                     -----------
  UTILITIES-5.91%
  Energy East ..............................            385,100        9,338,675
  FPL Group ................................            147,400        9,426,230
                                                                     -----------
                                                                      18,764,905
                                                                     -----------
  TOTAL COMMON STOCK
   (COST $298,063,937) .....................                         311,311,622
                                                                     -----------

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
  REPURCHASE AGREEMENTS-4.84%
  With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $8,021,279, collateralized by
   $1,536,000 U.S. Treasury Bills
   due 11/4/04, market value
   $1,527,865, $5,449,000 U.S.
   Treasury Bills due 11/18/04,
   market value $5,413,038, and
   $1,252,000 U.S. Treasury Bills
   due 12/23/04, market
   value $ 1,241,867) ......................       $   8,021,00      $ 8,021,000
  With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased
   at $7,375,256, collateralized by
   $1,418,000 U.S. Treasury Notes
   2.25% due 7/31/04, market value
   $1,432,544, $1,418,000 U.S.
   Treasury Notes 5.875% due
   11/15/05, market value $1,493,320, and
   $4,262,000 U.S. Treasury Notes
   5.625% due 5/15/08, market
   value $4,631,089) .......................          7,375,000        7,375,000
                                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
   (COST $15,396,000) ......................                          15,396,000
                                                                     -----------

  TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-102.81%
   (COST $313,459,937) .....................                         326,707,622
                                                                     -----------
  SECURITIES LENDING
   COLLATERAL**-2.75%
  SHORT-TERM INVESTMENTS
  Abbey National New York
   1.19% 10/15/04 ..........................            157,166          160,173
  ABN AMRO Bank Tokyo
   1.10% 7/20/04 ...........................            168,737          168,731
  Barclays Bank London
   1.10% 8/19/04 ...........................            256,533          256,484
  Bayerische Landesbank
   1.644% 8/30/04 ..........................            134,951          134,963
  BNP Paribas
   1.29% 8/16/04 ...........................            323,973          323,963
  CDC IXIS 1.485% 11/12/04 .................            270,149          269,969
  Citibank 1.06% 7/6/04.....................            269,972          269,969
  Credit Suisse First Boston
   1.60% 12/13/04 ..........................            270,198          269,969
  Deutsche Bank Financial
   1.57% 2/22/05 ...........................             67,444           67,544
  Fortis Bank 1.10% 7/26/04 ................            339,838          339,860
  General Electric Capital
   1.103% 10/25/04 .........................            114,812          114,916
   1.555% 2/3/05 ...........................            101,193          101,380
   1.569% 10/4/04 ..........................            101,240          101,336
  Goldman Sachs Group LP
   1.14% 7/20/04 ...........................            236,228          236,223
   1.68% 12/8/04 ...........................            158,607          158,607
  ING Bank NV 1.10% 9/30/04 ................            270,216          269,969
  Merrill Lynch Mortgage Capital
   1.60% 7/12/04 ...........................            269,969          269,969


                                                               Large Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
SECURITIES LENDING
   COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Morgan Stanley
   1.359% 8/1/05 ...............................        $ 67,376       $  67,492
   1.58% 3/10/05 ...............................         269,969         269,969
National Rural Utilities 1.302% 8/2/04 .........         458,806         458,269
Rabobank 1.555% 3/2/05 .........................         337,470         337,398
Royal Bank of Canada 1.26% 6/27/05 .............         337,461         337,361
Royal Bank of Scotland 1.06% 7/2/04 ............         337,567         337,567
Societe Generale
   1.179% 6/14/05 ..............................         169,374         169,325
   1.585% 12/8/04 ..............................         269,936         269,936

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
SECURITIES LENDING
   COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Svenska Stockholm 1.10% 8/9/04 .................        $337,507       $ 337,462
UBS Securities LLC 1.50% 7/1/04 ................       1,687,139       1,687,139
Union Bank of Switzerland
   1.13% 12/20/04 ..............................         338,457         337,462
Wachovia Bank NA 1.564% 11/15/04 ...............         270,006         270,086
Wells Fargo Bank 1.26% 8/1/05 ..................         337,462         337,462
                                                                       ---------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $8,730,953) ...........................                       8,730,953
                                                                       ---------

TOTAL MARKET VALUE OF SECURITIES-105.56% (COST $322,190,890) ...........................................        335,438,575++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(2.75%)** ...........................................         (8,730,953)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.81%) ................................................         (8,928,382)
                                                                                                               ------------
NET ASSETS APPLICABLE TO 19,074,259 SHARES OUTSTANDING-100.00% .........................................       $317,779,240
                                                                                                               ============
NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES STANDARD CLASS ($294,867,671 / 17,698,744 SHARES)...             $16.66
                                                                                                                     ======
NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES SERVICE CLASS($22,911,569 / 1,375,515 SHARES) ......             $16.66
                                                                                                                     ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited ...............................................................       $328,240,762
authorization-no par)
Undistributed net investment income ....................................................................          2,382,908
Accumulated net realized loss on investments ...........................................................        (26,092,115)
Net unrealized appreciation of investments .............................................................         13,247,685
                                                                                                               ------------
Total net assets .......................................................................................       $317,779,240
                                                                                                               ============

-----------------
 +Non-income producing security for the period ended June 30, 2004. ++Includes $8,562,268 of securities loaned.
 *Fully or partially on loan.
**See Note #8 in "Notes to Financial Statements."

                                                               Large Cap Value-2

DELAWARE VIP TRUST-
DELAWARE VIP LARGE CAP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ..............................................          $  3,467,747
Interest ...............................................                35,946
Securities lending income ..............................                 9,505
                                                                  ------------
                                                                     3,513,198
                                                                  ------------
EXPENSES:
Management fees ........................................             1,024,868
Accounting and administration expenses .................                62,706
Legal and professional fees ............................                41,061
Distribution expenses-Service Class ....................                27,605
Reports and statements to shareholders .................                23,181
Dividend disbursing and transfer agent fees
   and expenses ........................................                15,758
Custodian fees .........................................                 6,286
Trustees' fees .........................................                 5,122
Other ..................................................                 7,039
                                                                  ------------
                                                                     1,213,626
Less expenses absorbed or waived .......................               (79,043)
Less waiver of distribution expenses-Service Class......                (4,601)
Less expenses paid indirectly ..........................                (1,904)
                                                                  ------------
Total expenses .........................................             1,128,078
                                                                  ------------

NET INVESTMENT INCOME ..................................             2,385,120
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments .........................................            44,952,347
   Foreign currencies ..................................                  (796)
                                                                  ------------
Net realized gain ......................................            44,951,551
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies ..................           (35,851,455)
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ..................             9,100,096
                                                                  ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................          $ 11,485,216
                                                                  ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP LARGE CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS           YEAR
                                                  ENDED 6/30/04        ENDED
                                                   (UNAUDITED)        12/31/03
                                                   -----------      -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income .........................  $   2,385,120    $   5,049,469
Net realized gain on investments and
   foreign currencies .........................     44,951,551        1,332,677
Net change in unrealized appreciation/
   depreciation of investments
   and foreign currencies .....................    (35,851,455)      62,940,840
                                                 -------------    -------------
Net increase in net assets
   resulting from operations ..................     11,485,216       69,322,986
                                                 -------------    -------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment
income:
   Standard Class .............................     (4,784,397)      (4,760,909)
   Service Class ..............................       (252,025)        (120,704)
                                                 -------------    -------------
                                                    (5,036,422)      (4,881,613)
                                                 -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .............................      9,391,150       21,787,092
   Service Class ..............................      9,201,837        8,354,495

Net assets from merger(1):
   Standard Class .............................             --       18,756,872
   Service Class ..............................             --            3,269

Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class .............................      4,784,397        4,760,909
   Service Class ..............................        252,025          120,704
                                                 -------------    -------------
                                                    23,629,409       53,783,341
                                                 -------------    -------------
Cost of shares repurchased:
   Standard Class .............................    (27,609,592)     (46,008,811)
   Service Class ..............................     (1,692,491)      (1,428,611)
                                                 -------------    -------------
                                                   (29,302,083)     (47,437,422)
                                                 -------------    -------------
Increase (decrease) in net assets derived
   from capital share transactions ............     (5,672,674)       6,345,919
                                                 -------------    -------------


NET INCREASE IN NET ASSETS ....................        776,120       70,787,292

NET ASSETS:
Beginning of period ...........................    317,003,120      246,215,828
                                                 -------------    -------------

End of period (including undistributed
   net investment income of $2,382,908
   and $5,035,006, respectively) ..............  $ 317,779,240    $ 317,003,120
                                                 =============    =============

-------------------
(1)See Note #6.

                             See accompanying notes

                                                               Large Cap Value-3

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP LARGE CAP VALUE SERIES STANDARD CLASS
                                                               SIX MONTHS
                                                                 ENDED
                                                               6/30/04(1)                      YEAR ENDED DECEMBER 31,
                                                              (UNAUDITED)     2003       2002        2001        2000        1999
                                                               -------------------------------------------------------------------
Net asset value, beginning of period .........................  $16.330     $13.000     $16.210     $16.910     $17.020    $19.420

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .....................................    0.125       0.265       0.235       0.217       0.268      0.323
Net realized and unrealized gain (loss) on
   investments and foreign currencies ........................    0.470       3.337      (3.215)     (0.886)      1.329     (0.882)
                                                                -------     -------     -------     -------     -------    -------
Total from investment operations .............................    0.595       3.602      (2.980)     (0.669)      1.597     (0.559)
                                                                -------     -------     -------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................   (0.265)     (0.272)     (0.230)     (0.031)     (0.275)    (0.361)
Net realized gain on investments .............................       --          --          --          --      (1.432)    (1.480)
                                                                -------     -------     -------     -------     -------    -------
Total dividends and distributions ............................   (0.265)     (0.272)     (0.230)     (0.031)     (1.707)    (1.841)
                                                                -------     -------     -------     -------     -------    -------

Net asset value, end of period ...............................  $16.660     $16.330     $13.000     $16.210     $16.910    $17.020
                                                                =======     =======     =======     =======     =======    =======
Total return(3)...............................................    3.73%      28.29%     (18.68%)     (3.89%)     11.33%     (2.98%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................... $294,868    $302,266    $240,752    $355,015    $440,442   $501,928
Ratio of expenses to average net assets ......................    0.70%       0.70%       0.70%       0.68%       0.68%      0.71%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...................    0.75%       0.75%       0.75%       0.73%       0.68%      0.71%
Ratio of net investment income to average net assets..........    1.53%       1.88%       1.61%       1.34%       1.75%      1.75%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly...    1.48%       1.83%       1.56%       1.29%       1.75%      1.75%

Portfolio turnover ...........................................     236%         79%        100%        102%         80%        92%

-------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Large Cap Value-4

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               DELAWARE VIP LARGE CAP VALUE SERIES SERVICE CLASS
                                                                           SIX MONTHS
                                                                              ENDED                                     5/1/00(2)
                                                                            6/30/04(1)      YEAR ENDED DECEMBER 31,         TO
                                                                           (UNAUDITED)    2003       2002       2001     12/31/00
                                                                           ------------------------------------------------------
Net asset value, beginning of period .................................       $16.320     $12.990    $16.200    $16.910    $14.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................................         0.105       0.233      0.214      0.193      0.167
Net realized and unrealized gain (loss) on investments and
   foreign currencies ................................................         0.468       3.348     (3.218)    (0.886)     2.353
                                                                             -------     -------    -------    -------    -------
Total from investment operations .....................................         0.573       3.581     (3.004)    (0.693)     2.520
                                                                             -------     -------    -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................................................        (0.233)     (0.251)    (0.206)    (0.017)    (0.250)
                                                                             -------     -------    -------    -------    -------
Total dividends and distributions ....................................        (0.233)     (0.251)    (0.206)    (0.017)    (0.250)
                                                                             -------     -------    -------    -------    -------

Net asset value, end of period .......................................       $16.660     $16.320    $12.990    $16.200    $16.910
                                                                             =======     =======    =======    =======    =======

Total return(4).......................................................         3.58%      28.10%    (18.81%)    (4.03%)    17.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..............................       $22,911     $14,737     $5,463     $2,902       $421
Ratio of expenses to average net assets ..............................         0.95%       0.92%      0.85%      0.83%      0.79%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly ......................................         1.05%       1.00%      0.90%      0.88%      0.79%
Ratio of net investment income to average net assets .................         1.28%       1.66%      1.46%      1.19%      1.63%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ................         1.18%       1.58%      1.41%      1.14%      1.63%
Portfolio turnover ...................................................          236%         79%       100%       102%        80%

--------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                                                               Large Cap Value-5

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Large Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $1,904 for the six months ended June 30, 2004. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

                                                               Large Cap Value-6

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                       DIVIDEND DISBURSING,
                          TRANSFER AGENT,
  INVESTMENT              ACCOUNTING AND                  OTHER
  MANAGEMENT           ADMINISTRATION FEES               EXPENSES
FEE PAYABLE TO          AND OTHER EXPENSES              PAYABLE TO
     DMC                  PAYABLE TO DSC            DMC AND AFFILIATES*
--------------            --------------            -------------------
  $168,922                    $12,065                     $7,670

---------------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $2,298.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments......    $359,665,038
Sales other than U.S. government securities and short-term investments..........     365,676,012

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       AGGREGATE           AGGREGATE
       COST OF         UNREALIZED          UNREALIZED         NET UNREALIZED
     INVESTMENTS      APPRECIATION        DEPRECIATION         APPRECIATION
     -----------      ------------        ------------         ------------
     $319,994,680      $16,606,895         $(9,893,953)         $6,712,942

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                 SIX MONTHS               YEAR
                                    ENDED                 ENDED
                                   6/30/04*             12/31/03
                                 -----------            --------
Ordinary income .............    $5,036,422            $4,881,613

---------------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                               Large Cap Value-7

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ................ $ 328,240,762
Undistributed ordinary income ................     2,382,908
Capital loss carryforwards ...................  (19,557,372)
Unrealized depreciation of investments
   and foreign currencies ....................     6,712,942
                                               -------------
Net assets ................................... $ 317,779,240
                                               =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $64,509,719 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$2,345,618 expires in 2006, $4,548,127 expires in 2007, $41,247,008 expires in
2008, $3,876,264 expires in 2009, $7,139,658 expires in 2010 and $5,353,044 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $44,952,347, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                           SIX MONTHS            YEAR
                                                                              ENDED              ENDED
                                                                              6/30/04           12/31/03
                                                                           ----------          ----------
Shares sold:
   Standard Class ................................................            569,271           1,536,259
   Service Class .................................................            559,707             573,493
Shares sold from merger(1):
   Standard Class ................................................                 --           1,429,640
   Service Class .................................................                 --                 249

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ................................................            301,474             373,112
   Service Class .................................................             15,871               9,452
                                                                           ----------          ----------
                                                                            1,446,323           3,922,205
                                                                           ----------          ----------
Shares repurchased:
   Standard Class ................................................         (1,677,962)         (3,351,748)
   Service Class .................................................           (103,203)           (100,483)
                                                                           ----------          ----------
                                                                           (1,781,165)         (3,452,231)
                                                                           ----------          ----------
Net increase (decrease) ..........................................           (334,842)            469,974
                                                                           ==========          ==========

-----------------
(1)See Note #6.

                                                               Large Cap Value-8

DELAWARE VIP TRUST-DELAWARE VIP LARGE CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FUND MERGER
Effective April 28, 2003, the Series acquired all of the assets and assumed all of the liabilities of Delaware VIP Devon Series, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware VIP Devon Series received shares of the respective class of the Series equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Series.

The Reorganization was treated as a non-taxable event and, accordingly, the Series' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated realized losses of Delaware VIP Devon Series as of the close of business on April 25, 2003 were as follows:

                                                      NET          ACCUMULATED
                                                   UNREALIZED      NET REALIZED
                                   NET ASSETS     DEPRECIATION         LOSS
                                   ----------     ------------    -------------
Delaware VIP Devon Series ........ $18,760,141    $(2,349,079)    $(16,787,911)

The net assets of the Delaware VIP Large Cap Value Series prior to the reorganization were $257,983,938.

7. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

8. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2004, the market value of securities on loan was $8,562,268, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                               Large-Cap Value-9

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                        NUMBER OF     MARKET
                                                         SHARES        VALUE
  COMMON STOCK-93.21%
  DIVERSIFIED REITS-5.53%
  Crescent Real Estate Equities ................         280,300     $ 4,518,436
  Vornado Realty Trust .........................         417,200      23,826,292
                                                                     -----------
                                                                      28,344,728
                                                                     -----------
  HEALTHCARE REITS-1.98%
+#Medical Properties Trust 144A ................         361,500       3,615,000
  Nationwide Health Properties .................         345,600       6,531,840
                                                                     -----------
                                                                      10,146,840
                                                                     -----------
  HOTEL REITS-4.56%
  Hersha Hospitality Trust .....................         581,200       5,742,256
  Highland Hospitality .........................         213,300       2,143,665
 +Host Marriott ................................         372,700       4,606,572
  LaSalle Hotel Properties .....................         446,300      10,889,720
                                                                     -----------
                                                                      23,382,213
                                                                     -----------
  INDUSTRIAL REITS-6.51%
  AMB Property .................................         251,390       8,705,636
  First Potomac Realty Trust ...................         175,800       3,370,086
  Keystone Property Trust ......................         199,100       4,784,373
  ProLogis .....................................         500,800      16,486,336
                                                                     -----------
                                                                      33,346,431
                                                                     -----------
  MALL REITS-18.13%
  CBL & Associates Properties ..................         221,300      12,171,500
  General Growth Properties ....................         710,200      21,000,614
  Mills ........................................         226,000      10,554,200
  Rouse ........................................         476,400      22,629,000
  Simon Property Group .........................         516,850      26,576,427
                                                                     -----------
                                                                      92,931,741
                                                                     -----------
  MANUFACTURED HOUSING REITS-1.23%
  Sun Communities ..............................         167,260       6,297,339
                                                                     -----------
                                                                       6,297,339
                                                                     -----------
  MORTGAGE REITS-1.65%
+#Fieldstone Investments Corporate 144A ........         350,300       5,517,225
 +Sunset Financial Resources ...................         287,100       2,937,033
                                                                     -----------
                                                                       8,454,258
                                                                     -----------
                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
MULTIFAMILY REITS-9.49%
Apartment Investment & Management
   Class A ...................................          228,310     $  7,107,290
AvalonBay Communities ........................           31,400        1,774,728
BRE Properties Class A .......................          411,100       14,285,725
Camden Property Trust ........................          155,000        7,099,000
Equity Residential ...........................          617,700       18,364,221
                                                                    ------------
                                                                      48,630,964
                                                                    ------------
OFFICE REITS-20.55%
Alexandria Real Estate Equities ..............          211,170       11,990,233
American Financial Realty Trust ..............          565,000        8,073,850
Brandywine Realty Trust ......................          276,500        7,518,035
CarrAmerica Realty ...........................          659,980       19,951,195
Equity Office Properties Trust ...............        1,056,611       28,739,819
Prentiss Properties Trust ....................          513,280       17,205,146
SL Green Realty ..............................          253,290       11,853,972
                                                                    ------------
                                                                     105,332,250
                                                                    ------------
OFFICE/INDUSTRIAL REITS-8.69%
Duke Realty ..................................          490,300       15,596,443
Liberty Property Trust .......................          281,460       11,317,507
Reckson Associates Realty ....................          641,490       17,615,315
                                                                    ------------
                                                                      44,529,265
                                                                    ------------
REAL ESTATE OPERATING COMPANIES-3.03%
St. Joe ......................................           56,400        2,239,080
Starwood Hotels & Resorts Worldwide ..........          295,800       13,266,630
                                                                    ------------
                                                                      15,505,710
                                                                    ------------
RETAIL OUTLET CENTER REITS-4.60%
Chelsea Property Group .......................          361,300       23,563,986
                                                                    ------------
                                                                      23,563,986
                                                                    ------------
RETAIL STRIP CENTERS REITS-7.26%
Developers Diversified Realty ................          286,100       10,119,357
Federal Realty Investment Trust ..............          301,600       12,543,544
Ramco-Gershenson Properties ..................          365,700        8,860,911
Regency Centers ..............................          132,500        5,684,250
                                                                    ------------
                                                                      37,208,062
                                                                    ------------
TOTAL COMMON STOCK
(COST $410,911,919) ..........................                       477,673,787
                                                                    ------------

                                                                          REIT-1

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
REPURCHASE AGREEMENTS-6.84%
With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased
   at $18,268,634 collateralized by
   $3,498,000 U.S. Treasury Bills
   due 11/4/04, market value $3,479,673,
   $12,403,000 U.S. Treasury Bills due
   11/18/04, market value $12,328,056,
   $2,852,000 U.S. Treasury Bills due
   12/23/04, market value $2,828,321)........         $18,268,000    $18,268,000


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased
   at $16,796,583 collateralized by
   $3,230,000 U.S. Treasury Notes 2.25%
   due 7/31/04, market value $3,262,584,
   $3,230,000 U.S. Treasury Notes 5.875%
   due 11/15/05, market value $3,400,997,
   $9,705,000 U.S. Treasury Notes 5.625%
   due 5/15/08, market value $10,547,18$)....          $16,796,00    $16,796,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
(COST $35,064,000)...........................                         35,064,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-100.05% (COST $445,975,919) ....................................................       512,737,787

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.05%) .........................................................          (250,991)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 33,374,350 SHARES OUTSTANDING-100.00% ..................................................      $512,486,796
                                                                                                                       ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS ($415,264,404 / 27,041,999 SHARES) ......................            $15.36
                                                                                                                             ======
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS ($97,222,392 / 6,332,351 SHARES) .........................            $15.35
                                                                                                                             ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..................................................      $422,703,014
Undistributed net investment income .............................................................................         9,475,359
Accumulated net realized gain on investments ....................................................................        13,546,555
Net unrealized appreciation of investments ......................................................................        66,761,868
                                                                                                                       ------------
Total net assets ................................................................................................      $512,486,796
                                                                                                                       ============

+Non-income producing security for the period ended June 30, 2004. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note #7 in "Notes to Financial Statements."
REIT-Real Estate Investment Trust

                             See accompanying notes

                                                                          REIT-2

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ...................................................      $  5,857,106
Interest ....................................................           139,517
                                                                   ------------
                                                                      5,996,623
                                                                   ------------
EXPENSES:
Management fees .............................................         1,826,896
Distribution expenses-Service Class .........................           125,513
Accounting and administration expenses ......................            90,200
Legal and professional fees .................................            53,555
Reports and statements to shareholders ......................            38,302
Dividend disbursing and transfer agent fees
   and expenses .............................................            24,586
Custodian fees ..............................................            14,306
Trustees' fees ..............................................             7,100
Registration fees ...........................................             6,781
Other .......................................................             9,229
                                                                   ------------
                                                                      2,196,468
Less waiver of distribution expenses-Service Class ..........           (20,919)
Less expenses paid indirectly ...............................            (3,798)
                                                                   ------------
Total expenses ..............................................         2,171,751
                                                                   ------------

NET INVESTMENT INCOME .......................................         3,824,872
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ............................        17,128,076
Net change in unrealized appreciation / depreciation
   of investments ...........................................           349,270
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ...........................................        17,477,346
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................      $ 21,302,218
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS
                                                   ENDED               YEAR
                                                  6/30/04              ENDED
                                                (UNAUDITED)          12/31/03
                                                -----------          --------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................    $  3,824,872        $ 13,917,910
Net realized gain on investments ..........      17,128,076           9,441,405
Net change in unrealized appreciation /
   depreciation of investments ............         349,270          71,007,114
                                               ------------        ------------
Net increase in net assets
   resulting from operations ..............      21,302,218          94,366,429
                                               ------------        ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .........................      (9,178,775)
   Service Class ..........................      (1,638,189)           (876,297)
Net realized gain on investments:
   Standard Class .........................      (9,510,538)         (1,944,081)
   Service Class ..........................      (1,866,017)           (283,985)
                                               ------------        ------------
                                                (22,193,519)         (9,436,512)
                                               ------------        ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .........................      97,723,831          99,035,035
   Service Class ..........................      33,582,910          34,637,154
Net asset value of shares issued
   upon reinvestment of dividends
   and distributions:
   Standard Class .........................      18,689,313           8,276,230
   Service Class ..........................       3,504,206           1,160,282
                                               ------------        ------------
                                                153,500,260         143,108,701
                                               ------------        ------------
Cost of shares repurchased:
   Standard Class .........................     (59,418,672)        (46,081,982)
   Service Class ..........................      (8,937,684)         (7,700,660)
                                               ------------        ------------
                                                (68,356,356)        (53,782,642)
                                               ------------        ------------
Increase in net assets derived from capital
   share transactions .....................      85,143,904          89,326,059
                                               ------------        ------------
NET INCREASE IN NET ASSETS ................      84,252,603         174,255,976

NET ASSETS:
Beginning of period .......................     428,234,193         253,978,217
                                               ------------        ------------
End of period (including undistributed
   net investment income of $9,475,359 and
   $16,467,451, respectively) .............    $512,486,796        $428,234,193
                                               ============        ============

                             See accompanying notes

                                                                          REIT-3

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP REIT SERIES STANDARD CLASS
                                                       SIX MONTHS
                                                          ENDED
                                                        6/30/04(1)                           YEAR ENDED
                                                       (UNAUDITED)  12/31/03      12/31/02     12/31/01     12/31/00    12/31/99
                                                       -------------------------------------------------------------------------
Net asset value, beginning of period ................    $15.140     $11.730       $11.700      $11.020      $ 8.670      $9.100

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ............................      0.122       0.586         0.534        0.571        0.532       0.334
Net realized and unrealized gain (loss) on
  investments .......................................      0.774       3.271         0.010        0.361        2.100      (0.574)
                                                         -------     -------       -------      -------      -------      ------
Total from investment operations ....................      0.896       3.857         0.544        0.932        2.632      (0.240)
                                                         -------     -------       -------      -------      -------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...............................     (0.332)     (0.342)       (0.317)      (0.209)      (0.282)     (0.190)
Net realized gain on investments ....................     (0.344)     (0.105)       (0.197)      (0.043)           -           -
                                                         -------     -------       -------      -------      -------      ------
Total dividends and distributions ...................     (0.676)     (0.447)       (0.514)      (0.252)      (0.282)     (0.190)
                                                         -------     -------       -------      -------      -------      ------

Net asset value, end of period ......................    $15.360     $15.140       $11.730      $11.700      $11.020      $8.670
                                                         =======     =======       =======      =======      =======      ======

Total return(3) .....................................      5.76%      34.02%         4.52%        8.79%       31.33%      (2.61%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .............   $415,265    $359,958      $225,826      $99,787      $57,664     $11,624
Ratio of expenses to average net assets .............      0.85%       0.86%         0.84%        0.85%        0.85%       0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ..      0.85%       0.86%         0.84%        0.89%        1.03%       0.96%
Ratio of net investment income to average net assets.      1.61%       4.51%         4.52%        5.16%        5.63%       5.65%
Ratio of net investment income to average net
  assets prior to expense limitation and expenses
  paid indirectly ...................................      1.61%       4.51%         4.52%        5.12%        5.45%       5.54%
Portfolio turnover ..................................        38%         37%           53%          56%          31%         33%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                          REIT-4

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP REIT SERIES SERVICE CLASS
                                                              SIX MONTHS
                                                                 ENDED                                             5/1/00(2)
                                                               6/30/04(1)              YEAR ENDED                      TO
                                                              (UNAUDITED)  12/31/03     12/31/02      12/31/01      12/31/00
                                                              --------------------------------------------------------------
Net asset value, beginning of period ........................   $15.130     $11.720      $11.700       $11.020       $ 9.180

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3) ....................................     0.103       0.556        0.517         0.555         0.389
Net realized and unrealized gain on investments .............     0.763       3.283            -         0.366         1.451
                                                                -------     -------      -------       -------       -------
Total from investment operations ............................     0.866       3.839        0.517         0.921         1.840
                                                                -------     -------      -------       -------       -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................................    (0.302)     (0.324)      (0.300)       (0.198)            -
Net realized gain on investments ............................    (0.344)     (0.105)      (0.197)       (0.043)            -
                                                                -------     -------      -------       -------       -------
Total dividends and distributions ...........................    (0.646)     (0.429)      (0.497)       (0.241)            -
                                                                -------     -------      -------       -------       -------

Net asset value, end of period ..............................   $15.350     $15.130      $11.720       $11.700       $11.020
                                                                =======     =======      =======       =======       =======

Total return(4) .............................................     5.57%      33.73%        4.38%         8.67%        20.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....................   $97,222     $68,276      $28,152        $8,619        $2,501
Ratio of expenses to average net assets .....................     1.10%       1.08%        0.99%         1.00%         1.00%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly .......     1.15%       1.11%        0.99%         1.04%         1.21%
Ratio of net investment income to average net assets ........     1.36%       4.29%        4.37%         5.01%         5.69%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .......     1.31%       4.26%        4.37%         4.97%         5.48%
Portfolio turnover ..........................................       38%         37%          53%           56%           31%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                          REIT-5

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $2,941 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $857. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

                                                                          REIT-6

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,
       INVESTMENT                TRANSFER AGENT,
       MANAGEMENT        ACCOUNTING AND ADMINISTRATIVE       OTHER EXPENSES
     FEE PAYABLE TO         FEES AND OTHER EXPENSES          PAYABLE TO DMC
          DMC                   PAYABLE TO DSC                AND AFFILIATES*
     --------------      -----------------------------       ----------------
       $306,294                    $18,958                       $27,153

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $26,805.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ......   $147,837,743
Sales other than U.S. government securities and short-term investments ..........     86,833,710

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         AGGREGATE          AGGREGATE
       COST OF           UNREALIZED         UNREALIZED         NET UNREALIZED
     INVESTMENTS        APPRECIATION       DEPRECIATION         APPRECIATION
     -----------        ------------       ------------        --------------
    $446,238,417        $70,495,966        $(3,996,596)         $66,499,370

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the period ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                         SIX MONTHS       YEAR
                                            ENDED         ENDED
                                           6/30/04*     12/31/03
                                         -----------    --------
Ordinary income ......................   $12,106,748   $7,208,446
Long-term capital gain ...............    10,086,771    2,228,066
                                         -----------   ----------
Total ................................   $22,193,519   $9,436,512
                                         ===========   ==========

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                          REIT-7

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ............ $422,703,014
Undistributed ordinary income ............   10,674,510
Net long-term capital gain ...............   12,609,902
Unrealized appreciation of investments ...   66,499,370
                                           ------------
Net assets ............................... $512,486,796
                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                              SIX MONTHS             YEAR
                                                                                 ENDED               ENDED
                                                                                6/30/04            12/31/03
                                                                              ----------           --------
Shares sold:
   Standard Class ........................................................     6,222,894          7,600,678
   Service Class .........................................................     2,205,259          2,621,018

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ........................................................     1,174,689            710,406
   Service Class .........................................................       220,113             99,424
                                                                              ----------         ----------
                                                                               9,822,955         11,031,526
                                                                              ----------         ----------
Shares repurchased:
   Standard Class ........................................................    (4,124,141)        (3,799,870)
   Service Class .........................................................      (605,136)          (609,461)
                                                                              ----------         ----------
                                                                              (4,729,277)        (4,409,331)
                                                                              ----------         ----------
Net increase .............................................................     5,093,678          6,622,195
                                                                              ==========         ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144Aof the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                          REIT-8

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                          REIT-9

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                               NUMBER OF                MARKET
                                                 SHARES                 VALUE
 COMMON STOCK-96.25%
 BANKING & FINANCE-14.75%
+AmeriTrade Holding ...................          42,000             $  476,700
+CapitalSource ........................          26,300                643,035
 City National ........................           4,900                321,930
+E Trade Financial ....................          27,000                301,050
 Eaton Vance ..........................          17,300                661,033
 IndyMac Bancorp ......................          18,600                587,760
 Lehman Brothers Holdings .............           4,900                368,725
 Westcorp .............................          10,600                481,770
                                                                    ----------
                                                                     3,842,003
                                                                    ----------
 BUSINESS SERVICES-11.92%
 Cendant ..............................          34,500                844,560
 Clear Channel Communications .........          13,000                480,350
+Fisher Scientific International ......          13,300                768,075
 Manpower .............................          10,200                517,854
+United Rentals .......................          27,600                493,764
                                                                    ----------
                                                                     3,104,603
                                                                    ----------
 CHEMICALS-2.08%
 duPont (E.I.) deNemours ..............          12,200                541,924
                                                                    ----------
                                                                       541,924
                                                                    ----------
 CONSUMER NON-DURABLES - 9.60%
+Amazon.com ...........................           6,400                348,160
+Bed Bath & Beyond ....................          10,600                407,570
 Gap ..................................          14,900                361,325
 Lowe's ...............................           6,400                336,320
 Staples ..............................          21,600                633,096
+Williams-Sonoma ......................          12,600                415,296
                                                                    ----------
                                                                     2,501,767
                                                                    ----------
 CONSUMER SERVICES-10.99%
+ASK Jeeves ...........................          10,000                390,300
+Comcast Special Class A ..............          23,200                640,552
 Marriott International Class A .......          10,300                513,764
+Mediacom Communications ..............          61,800                483,276
 Royal Caribbean Cruises ..............          11,800                512,238
 Starwood Hotels & Resorts Worldwide...           7,200                322,920
                                                                    ----------
                                                                     2,863,050
                                                                    ----------
 HEALTHCARE & PHARMACEUTICALS-22.62%
+Amgen ................................           8,700                474,759
+Anthem ...............................           4,400                394,064
+Biogen Idec ..........................           7,100                449,075
+Chiron ...............................          12,100                540,144
+Conceptus ............................          21,300                239,625

                                                NUMBER OF               MARKET
                                                 SHARES                 VALUE
  COMMON STOCK (CONTINUED)
  HEALTHCARE & PHARMACEUTICALS (CONTINUED)
 +First Horizon Pharmaceutical ........           7,400             $  139,860
  GlaxoSmithKline ADR .................          13,200                547,272
 +Invitrogen ..........................           4,400                316,756
  Johnson & Johnson ...................          10,300                573,710
  Medicis Pharmaceutical Class A                 14,600                583,270
 +Nektar Therapeutics .................          26,400                526,944
 +Pain Therapeutics ...................          46,400                373,984
 +Protein Design Labs .................          25,700                491,641
 +Watson Pharmaceuticals ..............           9,000                242,100
                                                                    ----------
                                                                     5,893,204
                                                                    ----------
  INSURANCE-4.16%
  HCC Insurance Holdings ..............          11,700                390,897
  PartnerRe ...........................          12,200                692,106
                                                                    ----------
                                                                     1,083,003
                                                                    ----------
  TECHNOLOGY-16.86%
 +Agere Systems Class A ...............         105,800                243,340
  Analog Devices ......................          11,400                536,712
  ASML Holding N.V ....................          22,000                376,420
 +Convera .............................          31,900                 73,689
 +EMC .................................          25,200                287,280
+#EOS International Restricted.........         212,900                  2,129
  Henry (Jack) & Associates............          21,100                424,110
  Intel ...............................          10,900                300,840
 +Mercury Interactive .................           9,000                448,470
 +Micrel ..............................          25,200                306,180
 +National Semiconductor ..............          18,000                395,820
 +Network Appliance ...................           9,100                195,923
 +Red Hat .............................          15,100                346,847
  Xilinx ..............................          13,600                453,016
                                                                    ----------
                                                                     4,390,776
                                                                    ----------
  TELECOMMUNICATIONS-1.92%
 +Cisco Systems .......................          21,100                500,070
                                                                    ----------
                                                                       500,070
                                                                    ----------
  TRANSPORTATION-1.35%
 +Marten Transport ....................          18,850                351,553
                                                                    ----------
                                                                       351,553
                                                                    ----------
  TOTAL COMMON STOCK
   (COST $20,851,550) .................                             25,071,953
                                                                    ----------

                                                                 Select Growth-1

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                    PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
REPURCHASE AGREEMENTS-2.76%
With BNP Paribas 1.25% 7/1/04
  (dated 6/30/04, to be repurchased at
  $375,013 collateralized by $70,000
  U.S. Treasury Bills due 11/4/04,
  market value $71,451, $248,000
  U.S. Treasury Bills due 11/18/04,
  market value $253,143, and
  $57,000 U.S. Treasury Bills due
  12/23/04, market value $58,076)                     $375,000       $ 375,000
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 1.25% 7/1/04
  (dated 6/30/04, to be repurchased at
  $345,012 collateralized by $66,000
  U.S. Treasury Notes 2.25% due
  7/31/04, market value $66,994,
  $68,000 U.S. Treasury Notes 5.875%
  due 11/15/05, market value $69,836,
  and $211,000 U.S. Treasury Notes
  5.625% due 5/15/08, market
  value $216,575)                                     $345,000       $ 345,000
                                                                     ---------
TOTAL REPURCHASE AGREEMENTS
  (COST $720,000)                                                      720,000
                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES-99.01% (COST $21,571,550) .........................................     $25,791,953

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.99% ..............................................         258,103
                                                                                                         -----------
NET ASSETS APPLICABLE TO 3,311,488 SHARES OUTSTANDING-100.00% ......................................     $26,050,056
                                                                                                         ===========
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($20,705,443 / 2,628,144 SHARES)...           $7.88
                                                                                                               =====
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($5,344,613 / 683,344 SHARES) ......           $7.82
                                                                                                               =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:##
Shares of beneficial interest (unlimited ...........................................................     $76,902,113
authorization-no par)
Accumulated net realized loss on investments .......................................................     (55,072,460)
Net unrealized appreciation of investments .........................................................       4,220,403
                                                                                                         -----------
Total net assets ...................................................................................     $26,050,056
                                                                                                         ===========

------------
 +Non-income producing security for the period ended June 30, 2004. #Restricted Security-Investment in a security not registered under the
  Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2004, the aggregate amount of the restricted securities equals $2,129 or 0.01% of the Series' net assets. This security is being fair valued in accordance with the Series fair valuation policy (see Note #1 in "Notes to Financial Statements").
##See Note #4 in "Notes to Financial Statements."

  ADR - American Depositary Receipts.

                             See accompanying notes

                                                                 Select Growth-2

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ..........................................             $    88,184
Interest ...........................................                   4,035
                                                                 -----------
                                                                      92,219
                                                                 -----------
EXPENSES:
Management fees ....................................                 103,063
Distribution expenses-Service Class ................                   8,371
Accounting and administration expenses .............                   3,988
Dividend disbursing and transfer agent fees and ....                   1,388
expenses ...........................................
Custodian fees .....................................                   1,113
Legal and professional fees ........................                     745
Reports and statements to shareholders .............                     665
Trustees' fees .....................................                     472
Other ..............................................                   1,159
                                                                 -----------
                                                                     120,964
Less waiver of distribution expenses-Service Class .                  (1,395)
Less expenses paid indirectly ......................                    (171)
                                                                 -----------
Total expenses .....................................                 119,398
                                                                 -----------

NET INVESTMENT LOSS ................................                 (27,179)
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ...................               1,416,490
Net change in unrealized appreciation / depreciation
   of investments ..................................              (1,078,947)
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................                 337,543
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................             $   310,364
                                                                 ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS          YEAR
                                                  ENDED 6/30/04         ENDED
                                                   (UNAUDITED)        12/31/03
                                                   -----------        --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ........................     $    (27,179)     $    (82,254)
Net realized gain (loss) on investments             1,416,490        (1,302,849)
Net change in unrealized appreciation /
   depreciation of investments .............       (1,078,947)       11,105,063
                                                 ------------      ------------
Net increase in net assets
   resulting from operations ...............          310,364         9,719,960
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..........................          460,594         1,545,512
   Service Class ...........................           41,223         1,132,995
                                                 ------------      ------------
                                                      501,817         2,678,507
                                                 ------------      ------------
Cost of shares repurchased:
   Standard Class ..........................       (3,103,690)      (13,343,355)
   Service Class ...........................         (416,531)       (4,371,098)
                                                 ------------      ------------
                                                   (3,520,221)      (17,714,453)
                                                 ------------      ------------
Decrease in net assets derived from
   capital share transactions ..............       (3,018,404)      (15,035,946)
                                                 ------------      ------------

NET DECREASE IN NET ASSETS .................       (2,708,040)       (5,315,986)

NET ASSETS:
Beginning of period ........................       28,758,096        34,074,082
                                                 ------------      ------------
End of period (there is no undistributed
   net investment income at each
   period end) .............................     $ 26,050,056      $ 28,758,096
                                                 ============      ============

                             See accompanying notes

                                                                 Select Growth-3

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS
                                                                   SIX MONTHS
                                                                     ENDED                                                 5/3/99(2)
                                                                   6/30/04(1)            YEAR ENDED DECEMBER 31,              TO
                                                                  (UNAUDITED)    2003      2002        2001      2000      12/31/99
                                                                  -----------------------------------------------------------------
Net asset value, beginning of period .........................       $7.810     $5.600    $8.300     $10.890    $14.300     $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3) ..............................       (0.006)    (0.016)   (0.024)     (0.019)    (0.040)      0.011
Net realized and unrealized gain (loss) on investments .......        0.076      2.226    (2.676)     (2.571)    (3.078)      4.289
                                                                     ------     ------    ------     -------    -------      ------
Total from investment operations .............................        0.070      2.210    (2.700)     (2.590)    (3.118)      4.300
                                                                     ------     ------    ------     -------    -------      ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................            -          -         -           -     (0.007)          -
Net realized gain on investments .............................            -          -         -           -     (0.285)          -
                                                                     ------     ------    ------     -------    -------      ------
Total dividends and distributions ............................            -          -         -           -     (0.292)          -
                                                                     ------     ------    ------     -------    -------      ------

Net asset value, end of period ...............................       $7.880     $7.810    $5.600      $8.300    $10.890     $14.300
                                                                     ======     ======    ======     =======    =======     =======

Total return(4) ..............................................        0.90%     39.46%   (32.53%)    (23.78%)   (22.46%)     42.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................      $20,705    $23,089   $27,056     $55,104    $80,443     $53,529
Ratio of expenses to average net assets ......................        0.82%      0.83%     0.86%       0.85%      0.82%       0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...................        0.82%      0.83%     0.86%       0.88%      0.89%       0.81%
Ratio of net investment income (loss) to average net assets...       (0.15%)    (0.24%)   (0.35%)     (0.22%)    (0.30%)      0.32%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly...       (0.15%)    (0.24%)   (0.35%)     (0.25%)    (0.37%)      0.29%
Portfolio turnover ...........................................          75%        72%      106%        135%       158%        174%

---------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information for all periods except the period ended December 31, 1999.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-4

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIPSELECT GROWTH SERIES SERVICE CLASS
                                                                 SIX MONTHS
                                                                   ENDED                                                5/1/00(2)
                                                                6/30/04(1)             YEAR ENDED DECEMBER 31,              TO
                                                                (UNAUDITED)     2003           2002          2001       12/31/00
                                                                ----------------------------------------------------------------
Net asset value, beginning of period ......................       $7.760       $5.580         $8.280       $10.880       $13.160

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ....................................       (0.016)      (0.030)        (0.034)       (0.032)       (0.043)
Net realized and unrealized gain (loss) on investments ....        0.076        2.210         (2.666)       (2.568)       (2.237)
                                                                  ------       ------         ------        ------       -------
Total from investment operations ..........................        0.060        2.180         (2.700)       (2.600)       (2.280)
                                                                  ------       ------         ------        ------       -------

Net asset value, end of period ............................       $7.820       $7.760         $5.580        $8.280       $10.880
                                                                  ======       ======         ======        ======       =======

Total return(4) ...........................................        0.77%       39.07%        (32.61%)      (23.90%)      (17.33%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................       $5,345       $5,670         $7,018       $14,498       $16,916
Ratio of expenses to average net assets ...................        1.07%        1.05%          1.01%         1.00%         0.99%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................        1.12%        1.08%          1.01%         1.03%         1.06%
Ratio of net investment loss to average net assets ........       (0.40%)      (0.46%)        (0.50%)       (0.37%)       (0.48%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly .....       (0.45%)      (0.49%)        (0.50%)       (0.40%)       (0.55%)
Portfolio turnover ........................................          75%          72%           106%          135%          158%

-------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-5

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $171 for the six months ended June 30, 2004. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

                                                                 Select Growth-6

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,               OTHER
   INVESTMENT             TRANSFER AGENT,                 EXPENSES
   MANAGEMENT     ACCOUNTING AND ADMINISTRATION            PAYABLE
 FEE PAYABLE TO       FEES AND OTHER EXPENSES              TO DMC
      DMC                PAYABLE TO DSC                AND AFFILIATES*
 --------------   ------------------------------       ---------------
    $16,095                    $996                        $1,408

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $77.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..... $10,020,364
Sales other than U.S. government securities and short-term investments .........  13,284,054

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE            AGGREGATE
      COST OF           UNREALIZED           UNREALIZED        NET UNREALIZED
    INVESTMENTS        APPRECIATION         DEPRECIATION        APPRECIATION
    -----------        ------------         ------------        ------------
    $22,416,639         $4,903,358          $(1,528,044)         $3,375,314

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $  76,902,113
Capital loss carryforwards ....................    (54,227,371)
Unrealized appreciation of investments ........       3,375,314
                                                  -------------
Net assets ....................................   $  26,050,056
                                                  =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                                 Select Growth-7

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

        UNDISTRIBUTED NET               PAID-IN
        INVESTMENT INCOME               CAPITAL
        -----------------              ---------
            $27,179                    $(27,179)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $55,643,861 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$10,588,983 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in
2010 and $3,283,750 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $1,416,490, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                SIX MONTHS         YEAR
                                                  ENDED            ENDED
                                                 6/30/04         12/31/03
                                                 -------         --------
Shares sold:
   Standard Class ..........................      57,532          234,538
   Service Class ...........................       5,139          168,600
                                                --------       ----------
                                                  62,671          403,138
                                                --------       ----------
Shares repurchased:
   Standard Class ..........................    (387,286)      (2,109,730)
   Service Class ...........................     (52,516)        (696,514)
                                                --------       ----------
                                                (439,802)      (2,806,244)
                                                --------       ----------
Net decrease ...............................    (377,131)      (2,403,106)
                                                ========       ==========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Select Growth-8

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                NUMBER OF              MARKET
                                                 SHARES                VALUE

  COMMON STOCK-95.26%
  BANKING & FINANCE-8.16%
  City National .....................            146,800             $ 9,644,760
 *Cullen/Frost Bankers ..............            232,400              10,399,900
 *Downey Financial ..................            144,500               7,694,625
 *First Niagara Financial Group .....            213,244               2,558,928
 *IndyMac Bancorp ...................            169,500               5,356,200
  Sovereign Bancorp .................            216,900               4,793,490
  Webster Financial .................            148,000               6,958,960
 *Westcorp ..........................             62,100               2,822,445
                                                                     -----------
                                                                      50,229,308
                                                                     -----------
  BASIC INDUSTRY/CAPITAL GOODS-3.73%
 +Mettler Toledo International ......            253,200              12,442,248
 *MSC Industrial Direct Class A .....            319,900              10,505,516
                                                                     -----------
                                                                      22,947,764
                                                                     -----------
  BUSINESS SERVICES-10.39%
*+Advisory Board ....................            228,700               8,141,720
 +Bright Horizons Family Solutions ..            143,700               7,703,757
*+Digital Insight ...................            235,400               4,879,842
*+eSpeed Class A ....................            145,900               2,575,135
*+Fisher Scientific International ...            294,400              17,001,600
 +Monster Worldwide .................            350,800               9,022,576
*+Resources Connection ..............            203,700               7,966,707
 +Sirva .............................            256,000               5,888,000
*+Standard Parking ..................             61,500                 784,125
                                                                     -----------
                                                                      63,963,462
                                                                     -----------
  CONSUMER DURABLES-4.56%
 *Gentex ............................            327,700              13,003,136
  KB HOME ...........................             84,700               5,812,961
*+Toll Brothers .....................            189,900               8,036,568
*+WCI Communities ...................             56,100               1,251,591
                                                                     -----------
                                                                      28,104,256
                                                                     -----------
  CONSUMER NON-DURABLES-9.67%
 +Carter's ..........................            126,800               3,691,148
 +Coach .............................            464,900              21,008,831
*+Conn's ............................             89,800               1,415,248
*+Cost Plus .........................            296,825               9,631,971
 +Dollar Tree Stores ................            115,600               3,170,908
*+Peet's Coffee & Tea ...............            148,700               3,716,013
  PETsMART ..........................            521,500              16,922,675
                                                                     -----------
                                                                      59,556,794
                                                                     -----------
  CONSUMER SERVICES-14.62%
*+ASK Jeeves ........................            229,300               8,949,579
  Cash America International ........            335,300               7,711,900
*+Cheesecake Factory ................            275,625              10,967,119
 *Four Seasons Hotels ...............            160,800               9,681,768
*+Getty Images ......................            215,000              12,900,000
 *Gray Television Class B ...........            255,500               3,548,895
*+Kerzner International .............             50,000               2,378,000
 +LIN TV Class A ....................            278,700               5,908,440
*+Mediacom Communications ...........            608,700               4,760,034
*+Sonic .............................            400,243               9,105,528
*+West ..............................            230,400               6,024,960
 +Wynn Resorts ......................            209,200               8,081,396
                                                                     -----------
                                                                      90,017,619
                                                                     -----------
  HEALTHCARE & PHARMACEUTICALS-21.54%
 +Abgenix ...........................            525,800               6,162,376
*+Align Technology ..................            295,800               5,620,200

                                                NUMBER OF              MARKET
                                                 SHARES                VALUE

  COMMON STOCK (CONTINUED)
  HEALTHCARE & PHARMACEUTICALS (CONTINUED)
*+Amylin Pharmaceuticals ............            340,000            $  7,752,000
 +Andrx Group .......................            125,000               3,491,250
*+Atherogenics ......................            137,100               2,609,013
+^Conceptus Restricted ..............            298,400               3,357,000
*+Coventry Health Care ..............            123,350               6,031,815
*+CTI Molecular Imaging .............            475,800               6,746,844
*+Dendreon ..........................            402,700               4,933,075
*+Digene ............................            246,700               9,011,951
*+Exelixis ..........................            445,200               4,492,068
*+Inspire Pharmaceuticals ...........            204,600               3,420,912
*+Martek Biosciences ................            112,800               6,335,976
 *Medicis Pharmaceutical Class A ....            210,000               8,389,500
*+MGI Pharma ........................            274,600               7,416,946
 +Nektar Therapeutics ...............            695,300              13,878,188
 +NitroMed ..........................            325,500               1,956,255
*+Protein Design Labs ...............            557,400              10,663,062
*+Telik .............................            282,300               6,738,501
*+United Therapeutics ...............            276,300               7,087,095
*+Wilson Greatbatch Technology ......            235,700               6,587,815
                                                                    ------------
                                                                     132,681,842
                                                                    ------------
  INSURANCE-4.13%
 *Delphi Financial Group Class A ....             83,100               3,697,950
  HCC Insurance Holdings ............            113,800               3,802,058
  IPC Holdings ......................            115,500               4,265,415
  PartnerRe .........................            240,700              13,654,911
                                                                    ------------
                                                                      25,420,334
                                                                    ------------
  TECHNOLOGY-15.54%
*+Akamai Technologies ...............            417,400               7,492,330
 +AMIS Holdings .....................            312,300               5,284,116
*+CheckFree .........................            225,900               6,777,000
 +Conexant Systems ..................          1,216,000               5,265,280
 +Cymer .............................            222,000               8,311,680
  Henry (Jack) & Associates .........            484,800               9,744,480
*+Integrated Circuit Systems ........            288,800               7,843,808
*+Micrel ............................            526,500               6,396,975
*+ON Semiconductor ..................            842,100               4,227,342
*+Opsware ...........................            640,800               5,075,136
*+Power Integrations ................            245,500               6,112,950
 +Silicon Laboratories ..............            117,700               5,455,395
*+Skyworks Solutions ................            843,400               7,362,882
*+Tekelec ...........................            258,300               4,693,311
*+Varian Semiconductor Equipment ....            146,600               5,652,896
                                                                    ------------
                                                                      95,695,581
                                                                    ------------
  TRANSPORTATION-2.92%
 *Hunt (J.B.) Transportation
  Services ..........................            275,000              10,609,500
 *UTI Worldwide .....................            139,600               7,355,524
                                                                    ------------
                                                                      17,965,024
                                                                    ------------

  TOTAL COMMON STOCK
   (COST $429,614,060) ..............                                586,581,984
                                                                    ------------

                                                PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS- 4.83%
With BNP Paribas 1.25%
  7/1/04 (dated 6/30/04, to be
  repurchased at $15,499,538
  collateralized by $2,968,000
  U.S. Treasury Bills due 11/4/04,
  market value $2,952,224,

                                                                         Trend-1

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE

REPURCHASE AGREEMENTS (continued)
  $10,523,000 U.S. Treasury Bills
  due 11/18/04, market value
  $10,459,370, $2,419,000 U.S.
  Treasury Bills due 12/23/04,
  market value $2,399,604) ..........         $15,499,000            $15,499,000
With UBS Warburg 1.25% 7/1/04
  (dated 6/30/04, to be repurchased
  at $14,250,495 collateralized by
  $2,740,000 U.S. Treasury Notes
  2.25% due 7/31/04, market value
  $2,768,041, $2,740,000 U.S.
  Treasury Notes 5.875% due
  11/15/05, market value $2,885,474,
  $8,235,000 U.S. Treasury Notes
  5.625% due 5/15/08, market value
  $8,948,445) .......................          14,250,000             14,250,000
                                                                     -----------
Total Repurchase Agreements
  (cost $29,749,000) ................                                 29,749,000
                                                                     -----------
Total Market Value of Securities
  Before Securities Lending
  Collateral-100.09% (cost
  $459,363,060) .....................                                616,330,984
                                                                     -----------
SECURITIES LENDING COLLATERAL**-23.43%
Short-Term Investments
Abbey National New York
  1.19% 10/15/04 ....................           2,597,052              2,646,729
ABN AMRO Tokyo
  1.10% 7/20/04 .....................           2,788,253              2,788,149
Barclays London 1.10% 8/19/04 .......           4,239,011              4,238,201
Bayerische Landesbank 1.644% 8/30/04            2,229,963              2,230,160
BNP Paribas 1.29% 8/16/04 ...........           5,353,409              5,353,245
CDC IXIS 1.485% 11/12/04 ............           4,464,000              4,461,038
Citibank 1.06% 7/6/04 ...............           4,461,076              4,461,038
Credit Suisse First Boston
  1.60% 12/13/04 ....................           4,464,821              4,461,038



                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
SECURITIES LENDING COLLATERAL**(CONTINUED)
Short-Term Investments (continued)
Deutsche Bank Financial
  1.57% 2/22/05 .....................         $ 1,114,454            $ 1,116,108
Fortis Bank 1.10% 7/6/04 ............           5,615,561              5,615,919
General Electric Capital
  1.103% 10/25/04 ...................           1,897,177              1,898,892
  1.555% 2/3/05 .....................           1,672,134              1,675,230
  1.569% 10/4/04 ....................           1,672,916              1,674,493
Goldman Sachs Group LP
  1.14% 7/20/04 .....................           3,903,492              3,903,408
  1.68% 12/8/04 .....................           2,620,859              2,620,859
ING Bank NV 1.10% 8/9/04 ............           4,465,106              4,461,038
Merrill Lynch Mortgage Capital
  1.60% 7/12/04 .....................           4,461,038              4,461,038
Morgan Stanley
  1.359% 8/1/05 .....................           1,113,331              1,115,259
  1.58% 3/10/05 .....................           4,461,039              4,461,039
National Rural Utilities 1.302%
8/2/04...............................           7,581,412              7,572,536
Rabobank 1.555% 3/2/05 ..............           5,576,437              5,575,245
Royal Bank of Canada 1.26% 6/27/05 ..           5,576,283              5,574,624
Royal Bank of Scotland 1.06% 7/2/04 .           5,578,040              5,578,035
Societe Generale
  1.179% 6/14/05 ....................           2,798,769              2,797,966
  1.585% 12/8/04 ....................           4,460,477              4,460,477
Svenska Stockholm 1.10% 8/9/04 ......           5,577,051              5,576,297
UBS Securities LLC 1.50% 7/1/04 .....          27,878,675             27,878,675
Union Bank of Switzerland
  1.13% 12/20/04 ....................           5,592,748              5,576,297
Wachovia Bank NA 1.564% 11/15/04 ....           4,461,645              4,462,954
Wells Fargo Bank 1.26% 8/1/05 .......           5,579,297              5,576,297
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (COST $144,272,284)                                                144,272,284
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-123.52% (COST $603,635,344) ................................      760,603,268#

OBLIGATION TO RETURN SECURITY LENDING COLLATERAL-(23.43%)** .................................     (144,272,284)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.09%) .....................................         (579,812)
                                                                                                      --------

NET ASSETS APPLICABLE TO 21,273,976 SHARES OUTSTANDING-100.00% ..............................     $615,751,172
                                                                                                  ============

NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($532,851,907 / 18,391,779 SHARES)..           $28.97
                                                                                                        ======

NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($82,899,265 / 2,882,197 SHARES) ....           $28.76
                                                                                                        ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:++
Shares of beneficial interest (unlimited authorization-no par)...............................     $600,541,697

Accumulated net realized loss on investments ................................................     (141,758,449)
Net unrealized appreciation of investments ..................................................      156,967,924
                                                                                                  ------------
Total net assets ............................................................................     $615,751,172
                                                                                                  ============

----------
  *Fully or partially on loan.
 **See Note #7 in "Notes to Financial Statements."
  +Non-income producing security for the period ended June 30, 2004.
 ++See Note #4 in "Notes to Financial Statements."
  #Includes $143,174,157 of securities loaned.
  ^Restricted Security - Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2004, the aggregate amount of restricted securities equals $3,357,000 or 0.55% of the Series' net assets. The security is being fair valued in accordance with the Series' fair valuation policy (see Note #1 in "Notes to Financial Statements.")

                             See accompanying notes

                                                                         Trend-2

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends .............................................            $  1,102,068
Interest ..............................................                  96,664
Securities lending income .............................                  79,650
                                                                   ------------
                                                                      1,278,382
                                                                   ------------

EXPENSES:
Management fees .......................................               2,232,226
Accounting and administration expenses ................                 110,750
Distribution expenses-Service Class ...................                 103,200
Dividend disbursing and transfer agent fees
   and expenses .......................................                  30,250
Reports and statements to shareholders ................                  29,893
Legal and professional fees ...........................                  28,137
Custodian fees ........................................                  14,097
Trustees' fees ........................................                  11,500
Other .................................................                  35,244
                                                                   ------------
                                                                      2,595,297
Less waiver of distribution expenses-Service Class ....                 (17,200)
Less expenses paid indirectly .........................                  (3,675)
                                                                   ------------
Total expenses ........................................               2,574,422
                                                                   ------------

NET INVESTMENT LOSS ...................................              (1,296,040)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................              36,742,973
Net change in unrealized appreciation/depreciation
   of investments .....................................                (700,201)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................................              36,042,772
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................            $ 34,746,732
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS                YEAR
                                            ENDED 6/30/04              ENDED
                                             (UNAUDITED)             12/31/03
                                             -----------             --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment loss .................       $  (1,296,040)        $  (1,801,830)
Net realized gain on investments ....          36,742,973             4,418,912
Net change in unrealized appreciation/
  depreciation of investments .......            (700,201)          144,722,565
                                            -------------         -------------
Net increase in net assets
  resulting from operations .........          34,746,732           147,339,647
                                            -------------         -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ....................          18,070,118            29,151,078
  Service Class .....................          28,937,086            27,493,766
                                            -------------         -------------
                                               47,007,204            56,644,844
                                            -------------         -------------
Cost of shares repurchased:
  Standard Class ....................         (32,214,776)          (65,361,562)
  Service Class .....................          (5,278,771)           (4,366,405)
                                            -------------         -------------
                                              (37,493,547)          (69,727,967)
                                            -------------         -------------
Increase (Decrease) in net
  assets derived from capital
  share transactions ................           9,513,657           (13,083,123)
                                            -------------         -------------

NET INCREASE IN NET ASSETS ..........          44,260,389           134,256,524

NET ASSETS:
Beginning of period .................         571,490,783           437,234,259
                                            -------------         -------------
End of period (there is no
  undistributed net investment
  income at each period end) ........       $ 615,751,172         $ 571,490,783
                                            =============         =============

                             See accompanying notes

                                                                         Trend-3

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP TREND SERIES STANDARD CLASS
                                                    SIX MONTHS
                                                       ENDED
                                                     6/30/04(1)                        YEAR ENDED DECEMBER 31,
                                                    (UNAUDITED)      2003         2002         2001         2000         1999
                                                    ----------------------------------------------------------------------------
Net asset value, beginning of period .............    $ 27.290     $ 20.200     $ 25.230     $ 29.800     $ 33.660     $ 19.760

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...........................      (0.057)      (0.082)      (0.085)      (0.086)      (0.051)      (0.043)
Net realized and unrealized gain (loss)
  on investments .................................       1.737        7.172       (4.945)      (4.484)      (1.676)      13.945
                                                      --------     --------     --------     --------     --------     --------
Total from investment operations .................       1.680        7.090       (5.030)      (4.570)      (1.727)      13.902
                                                      --------     --------     --------     --------     --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................           -            -            -            -            -       (0.002)
Net realized gain on investments .................           -            -            -            -       (2.133)           -
                                                      --------     --------     --------     --------     --------     --------
Total dividends and distributions ................           -            -            -            -       (2.133)      (0.002)
                                                      --------     --------     --------     --------     --------     --------

Net asset value, end of period ...................    $ 28.970     $ 27.290     $ 20.200     $ 25.230     $ 29.800     $ 33.660
                                                      ========     ========     ========     ========     ========     ========

Total return(3) ..................................       6.15%       35.10%      (19.94%)     (15.34%)      (6.88%)      70.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..........    $532,852     $515,829     $415,098     $590,742     $760,320     $503,657
Ratio of expenses to average net assets ..........       0.83%        0.84%        0.84%        0.85%        0.83%        0.82%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid
  indirectly .....................................       0.83%        0.84%        0.84%        0.90%        0.84%        0.82%
Ratio of net investment loss to average net
  assets .........................................      (0.40%)      (0.36%)      (0.38%)      (0.35%)      (0.14%)      (0.18%)
Ratio of net investment loss to average net
  assets prior to expense limitation and expenses
  paid indirectly ................................      (0.40%)      (0.36%)      (0.38%)      (0.40%)      (0.15%)      (0.18%)
Portfolio turnover ...............................         56%          50%          43%          51%          61%          82%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-4

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP TREND SERIES SERVICE CLASS
                                                    SIX MONTHS
                                                       ENDED                                              5/1/00(2)
                                                     6/30/04(1)         YEAR ENDED DECEMBER 31,              TO
                                                    (UNAUDITED)      2003         2002         2001       12/31/00
                                                    ---------------------------------------------------------------
Net asset value, beginning of period .............    $27.120      $20.120      $25.170      $29.770      $35.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3) ...........................     (0.093)      (0.135)      (0.117)      (0.122)      (0.074)
Net realized and unrealized gain (loss) on
  investments ....................................      1.733        7.135       (4.933)      (4.478)      (5.416)
                                                      -------      -------      -------      -------      -------
Total from investment operations .................      1.640        7.000       (5.050)      (4.600)      (5.490)
                                                      -------      -------      -------      -------      -------

Net asset value, end of period ...................    $28.760      $27.120      $20.120      $25.170      $29.770
                                                      =======      =======      =======      =======      =======

Total return(4) ..................................      6.05%       34.79%      (20.06%)     (15.45%)     (15.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..........    $82,899      $55,662      $22,136      $13,950      $ 8,363
Ratio of expenses to average net assets ..........      1.08%        1.06%        0.99%        1.00%        1.00%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid
  indirectly .....................................      1.13%        1.09%        0.99%        1.05%        1.01%
Ratio of net investment loss to average net
  assets .........................................     (0.65%)      (0.58%)      (0.53%)      (0.50%)      (0.31%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly .......................     (0.70%)      (0.61%)      (0.53%)      (0.55%)      (0.32%)
Portfolio turnover ...............................        56%          50%          43%          51%          61%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-5

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,578 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $97. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                         Trend-6

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,
                                TRANSFER AGENT,               OTHER
          INVESTMENT             ACCOUNTING AND              EXPENSES
          MANAGEMENT        ADMINISTRATION FEES AND          PAYABLE
        FEE PAYABLE TO           OTHER EXPENSES               TO DMC
             DMC                 PAYABLE TO DSC          AND AFFILIATES*
        --------------      -----------------------      ---------------
           $368,218                 $22,263                  $22,059

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $3,637.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.  INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments .....    $162,399,916
Sales other than U.S. government securities and short-term investments .........     161,197,824

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE         AGGREGATE
        COST OF         UNREALIZED        UNREALIZED      NET UNREALIZED
      INVESTMENTS      APPRECIATION      DEPRECIATION      APPRECIATION
      -----------      ------------      ------------     --------------
      $465,650,066     $172,783,766      $(22,102,848)     $150,680,918

4.  DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid for the six months ended June 30, 2004 and the year ended December 31, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................    $ 600,541,697
Capital loss carryforwards .......................     (135,471,443)
Unrealized appreciation of investments ...........      150,680,918
                                                      -------------
Net assets .......................................    $ 615,751,172
                                                      =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

                                                                         Trend-7

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

                  ACCUMULATED
                 NET INVESTMENT             PAID-IN
                      LOSS                  CAPITAL
                 --------------           ------------
                   $1,296,040             $(1,296,040)

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $172,214,416 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$8,971,847 expires in 2008, $127,778,829 expires in 2009, $35,292,270 expires in
2010 and $171,470 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $36,742,973 which may be offset by the capital loss carryforwards.

5.  CAPITAL SHARES

Transactions in capital shares were as follows:

                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                        6/30/04       12/31/03
                                                      ----------      --------
Shares sold:
  Standard Class .................................       619,501      1,250,756
  Service Class ..................................     1,016,101      1,144,584
                                                      ----------     ----------
                                                       1,635,602      2,395,340
                                                      ----------     ----------
Shares repurchased:
  Standard Class .................................    (1,131,464)    (2,899,619)
  Service Class ..................................      (186,113)      (192,642)
                                                      ----------     ----------
                                                      (1,317,577)    (3,092,261)
                                                      ----------     ----------
Net increase (decrease) ..........................       318,025       (696,921)
                                                      ==========     ==========

6.  LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2004, the market value of securities on loan was $143,174,157, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8.  CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                                         Trend-8

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.  CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                         Trend-9

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                   NUMBER OF              MARKET
                                                     SHARES               VALUE
  COMMON STOCK-92.78%
  BANKING, FINANCE & INSURANCE-16.25%
 +AmeriTrade Holdings ..............                 71,800             $814,930
  Capital One Financial ............                 14,300              977,834
  Citigroup ........................                 21,200              985,800
  Fannie Mae .......................                 14,200            1,013,312
  MBNA .............................                 38,200              985,178
  Merrill Lynch ....................                 18,100              977,038
                                                                      ----------
                                                                       5,754,092
                                                                      ----------
  BASIC INDUSTRY/CAPITAL GOODS-4.96%
  duPont (E.I.) deNemours ..........                 15,900              706,278
  General Electric .................                 32,400            1,049,760
                                                                      ----------
                                                                       1,756,038
                                                                      ----------
BUSINESS SERVICES-4.80%
  Omnicom Group ......................               12,600              956,214
  United Parcel Service Class B ......                9,900              744,183
                                                                      ----------
                                                                       1,700,397
                                                                      ----------
CONSUMER NON-DURABLES-13.70%
 +Bed Bath & Beyond .................                14,300              549,835
  Best Buy ..........................                12,900              654,546
 +Coach .............................                22,200            1,003,218
  Gap ...............................                42,800            1,037,900
 +Kohl's ............................                11,400              481,992
  Staples ...........................                38,400            1,125,504
                                                                      ----------
                                                                       4,852,995
                                                                      ----------
  CONSUMER SERVICES-12.43%
  Clear Channel Communications ......                19,400              716,830
 +Comcast - Special Class A .........                36,500            1,007,765
 +Cox Communications Class A ........                31,700              880,943
  Marriott International Class A ....                18,700              932,756
  McDonald's ........................                33,300              865,800
                                                                      ----------
                                                                       4,404,094
                                                                      ----------
  FOOD, BEVERAGE & TOBACCO-2.42%
  PepsiCo ...........................                15,900              856,692
                                                                      ----------
                                                                         856,692
                                                                      ----------
  HEALTHCARE & PHARMACEUTICALS-23.72%
 +Amgen .............................                18,100              987,717
 +Anthem ............................                12,100            1,083,676
 +Biogen Idec .......................                18,300            1,157,475
 +Boston Scientific .................                16,600              710,480
 +Caremark RX .......................                31,000            1,021,140
 +Chiron ............................                22,600            1,008,864
 +Forest Laboratories ...............                12,100              685,223
  GlaxoSmithKline ADR ...............                25,600            1,061,376
  Guidant ...........................                12,300              687,324
                                                                      ----------
                                                                       8,403,275
                                                                      ----------
  TECHNOLOGY-14.50%
 +Applied Materials .................                53,600            1,051,632
 +Cisco Systems .....................                46,200            1,094,940
  Intel .............................                24,700              681,720
 +National Semiconductor ............                54,000            1,187,460
  SAP ADR ...........................                26,800            1,120,508
                                                                      ----------
                                                                       5,136,260
                                                                      ----------
TOTAL COMMON STOCK
  (COST $33,223,048) ...............                                  32,863,843
                                                                      ----------

                                                   PRINCIPAL              MARKET
                                                     AMOUNT               VALUE
REPURCHASE AGREEMENTS-6.53%
With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $1,205,042 collateralized by $231,000
   U.S. Treasury Bills due 11/4/04,
   market value $229,636, $819,000
   U.S. Treasury Bills due 11/18/04,
   market value $813,573, $188,000
   U.S. Treasury Bills due 12/23/04,
   market value $186,651)                         $1,205,000          $1,205,000

With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $1,109,039 collateralized by $213,000
   U.S. Treasury Notes 2.25% due
   7/31/04, market value $215,310,
   $213,000 U.S. Treasury Notes 5.875%
   due 11/15/05, market value $224,444,
   $641,000 U.S. Treasury Notes 5.625%
   due 5/15/08, market value $696,047)             1,109,000           1,109,000
                                                                      ----------

TOTAL REPURCHASE AGREEMENTS
   (COST $2,314,000)                                                   2,314,000
                                                                      ----------


                                                                   U.S. Growth-1

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.31% (COST $35,537,048) ........................................................    $35,177,843

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.69% .............................................................        244,040
                                                                                                                       -----------
NET ASSETS APPLICABLE TO 5,493,299 SHARES OUTSTANDING-100.00% .....................................................    $35,421,883
                                                                                                                       ===========
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($10,684,534/1,656,166 SHARES)......................          $6.45
                                                                                                                             =====
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($24,737,349/3,837,133 SHARES).......................          $6.45
                                                                                                                             =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2004:*
Shares of beneficial interest (unlimited  authorization-no par) ...................................................    $45,878,100
Distributions in excess of net investment income ..................................................................         (1,158)
Accumulated net realized loss on investments ......................................................................    (10,095,854)
Net unrealized depreciation of investments ........................................................................       (359,205)
                                                                                                                       -----------
Total net assets ..................................................................................................    $35,421,883
                                                                                                                       ===========

--------------
+Non-income producing security for the period ended June 30, 2004. *See Note #4 in "Notes to Financial Statements."

ADR-American Depositary Receipts

                             See accompanying notes


                                                                   U.S. Growth-2

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ..............................................            $   120,027
Interest ...............................................                 11,174
                                                                    -----------
                                                                        131,201
                                                                    -----------

EXPENSES:
Management fees ........................................                 91,454
Distribution expenses-Service Class ....................                 24,783
Accounting and administration expenses .................                  5,139
Legal and professional fees ............................                  3,576
Custodian fees .........................................                  2,563
Registration fees ......................................                  2,550
Reports and statements to shareholders .................                  1,750
Dividend disbursing and transfer agent fees and
   expenses ............................................                  1,424
Trustees' fees .........................................                  1,250
Other ..................................................                  1,093
                                                                    -----------
                                                                        135,582
Less waiver of distribution expenses-Service Class .....                 (4,131)
Less expenses paid indirectly ..........................                   (167)
                                                                    -----------
Total expenses .........................................                131,284
                                                                    -----------

NET INVESTMENT LOSS ....................................                    (83)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .......................                821,844
Net change in unrealized appreciation/depreciation
   of investments ......................................             (1,712,840)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ......................................               (890,996)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................            $  (891,079)
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS            YEAR
                                                 ENDED 6/30/04          ENDED
                                                  (UNAUDITED)         12/31/03
                                                 -------------        --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss) ...........        $        (83)      $     14,631
Net realized gain (loss) on investments              821,844         (1,322,239)
Net change in unrealized appreciation/
   depreciation of investments .........          (1,712,840)         4,119,316
                                                ------------       ------------
Net increase (decrease) in net assets
   resulting from operations ...........            (891,079)         2,811,708
                                                ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
Standard Class .........................             (14,103)           (18,159)
Service Class ..........................                   -               (295)
                                                ------------       ------------
                                                     (14,103)           (18,454)
                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class .........................             574,204          2,198,472
Service Class ..........................          17,471,516          8,936,229

Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ......................              14,103             18,159
   Service Class .......................                   -                295
                                                ------------       ------------
                                                  18,059,823         11,153,155
                                                ------------       ------------
Cost of shares repurchased:
   Standard Class ......................          (1,472,166)        (2,075,204)
   Service Class .......................          (1,840,330)          (552,269)
                                                ------------       ------------
                                                  (3,312,496)        (2,627,473)
                                                ------------       ------------
Increase in net assets derived from
   capital share transactions ..........          14,747,327          8,525,682
                                                ------------       ------------

NET INCREASE IN NET ASSETS .............          13,842,145         11,318,936

NET ASSETS:
Beginning of period ....................          21,579,738         10,260,802
                                                ------------       ------------
End of period (including undistributed/
   (in excess) net investment income of
   $(1,158) and $13,028, respectively)..        $ 35,421,883       $ 21,579,738
                                                ============       ============

                             See accompanying notes

                                                                   U.S. Growth-3

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
                                                                  SIX MONTHS
                                                                    ENDED                                                11/15/99(2)
                                                                  6/30/04(1)              YEAR ENDED DECEMBER 31,             TO
                                                                 (UNAUDITED)    2003        2002         2001       2000   12/31/99
                                                                 -------------------------------------------------------------------
Net asset value, beginning of period..........................     $6.620      $5.370      $7.600     $10.140     $10.590    $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)......................................      0.005       0.010       0.010       0.022       0.076      0.026
Net realized and unrealized gain (loss) on investments........     (0.167)      1.251      (2.215)     (2.503)     (0.515)     0.564
                                                                  -------     -------      ------     -------     -------    -------
Total from investment operations..............................     (0.162)      1.261      (2.205)     (2.481)     (0.439)     0.590
                                                                  -------     -------      ------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................................     (0.008)     (0.011)     (0.025)     (0.059)     (0.011)         -
                                                                  -------     -------      ------     -------     -------    -------
Total dividends and distributions.............................     (0.008)     (0.011)     (0.025)     (0.059)     (0.011)         -
                                                                  -------     -------      ------     -------     -------    -------
Net asset value, end of period................................     $6.450      $6.620      $5.370      $7.600     $10.140    $10.590
                                                                  =======     =======      ======     =======     =======    =======

Total return(4)...............................................     (2.45%)     23.75%     (29.24%)    (24.47%)     (4.16%)     5.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......................    $10,685     $11,862      $9,595     $16,856     $27,231     $8,744
Ratio of expenses to average net assets.......................      0.79%       0.75%       0.75%       0.75%       0.74%      0.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly....................      0.79%       0.75%       0.75%       0.86%       0.74%      0.79%
Ratio of net investment income to average net assets..........      0.15%       0.17%       0.15%       0.27%       0.57%      3.33%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly...      0.15%       0.17%       0.15%       0.16%       0.57%      3.29%
Portfolio turnover............................................       199%        102%        101%         78%         91%         0%

-------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information for the period ended June 30, 2004 and the years ended
   December 31, 2003, 2002, 2001 and 2000.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-4

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS

                                                                   SIX MONTHS
                                                                     ENDED                                                 5/1/00(2)
                                                                  6/30/04(1)                YEAR ENDED DECEMBER 31,            TO
                                                                  (UNAUDITED)        2003          2002          2001      12/31/00
                                                                  ------------------------------------------------------------------
Net asset value, beginning of period .......................        $6.610          $5.360        $7.590       $10.130      $10.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3).............................        (0.003)         (0.005)        0.001         0.011        0.004
Net realized and unrealized gain (loss) on investments .....        (0.157)          1.257        (2.218)       (2.503)      (0.784)
                                                                    ------           -----        ------        ------      -------
Total from investment operations ...........................        (0.160)          1.252        (2.217)       (2.492)      (0.780)
                                                                    ------           -----        ------        ------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................            --          (0.002)       (0.013)       (0.048)          --
                                                                    ------           -----        ------        ------      -------
Total dividends and distributions ..........................            --          (0.002)       (0.013)       (0.048)          --
                                                                    ------           -----        ------        ------      -------

Net asset value, end of period .............................        $6.450          $6.610        $5.360        $7.590      $10.130
                                                                    ======          ======        ======        ======      =======

Total return(4).............................................        (2.42%)         23.37%       (29.26%)      (24.61%)      (7.15%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................       $24,737          $9,718         $ 666           $40           $5
Ratio of expenses to average net assets ....................         1.04%           0.97%         0.90%         0.90%        0.89%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................         1.09%           1.00%         0.90%         1.01%        0.89%
Ratio of net investment income (loss) to average net assets.        (0.10%)         (0.05%)        0.00%         0.12%        0.05%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly.        (0.15%)         (0.08%)        0.00%         0.01%        0.05%
Portfolio turnover .........................................          199%            102%          101%           78%          91%

-------------
(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-5

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $150 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $17. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the six months ended June 30, 2004.



                                                                   U.S. Growth-6

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

  INVESTMENT                DIVIDEND DISBURSING,                 OTHER
  MANAGEMENT                  TRANSFER AGENT,                   EXPENSES
FEE PAYABLE TO         ACCOUNTING AND ADMINISTRATION            PAYABLE
     DMC                    FEES OTHER EXPENSES                  TO DMC
--------------                 PAYABLE TO DSC               AND AFFILIATES*
   $18,131             -----------------------------        ---------------
                                   $1,295                        $4,615
-------------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $770.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments ..... $39,751,346
Sales other than U.S. government securities and short-term investments .........  26,179,354

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        AGGREGATE          AGGREGATE
       COST OF          UNREALIZED         UNREALIZED        NET UNREALIZED
     INVESTMENTS       APPRECIATION       DEPRECIATION        DEPRECIATION
     -----------       ------------       ------------        ------------
     $35,722,463         $724,264         $(1,268,884)         $(544,620)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                           SIX MONTHS                YEAR
                                             ENDED                   ENDED
                                            6/30/04*               12/31/03
                                            --------               --------
Ordinary income.......................      $14,103                $18,454

-------------
*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                   U.S. Growth-7

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .........................            $45,878,100
Distributions in excess of net investment income ......                 (1,158)
Capital loss carryforwards ............................             (9,910,439)
Unrealized depreciation of investments ................               (544,620)
                                                                   -----------
Net assets ............................................            $35,421,883
                                                                   ===========

The differences between book basis and tax basis components of net assets and primarily attributable to tax deferral of losses on wash sales.

At December 31, 2003, for federal income tax purposes, the Series had capital loss carryforwards of $10,690,034 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in
2010 and $1,428,622 expires in 2011.

For the six months ended June 30, 2004, the Series had capital gains of $779,595 which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                     SIX MONTHS         YEAR
                                                       ENDED            ENDED
                                                      6/30/04          12/31/03
                                                      -------          --------
Shares sold:
   Standard Class ...............................       85,346         364,982
   Service Class ................................    2,650,222       1,433,320

Shares issued upon reinvestment of
dividends and distributions:
   Standard Class ...............................        2,186           3,254
   Service Class ................................            -              53
                                                     ---------       ---------
                                                     2,737,754       1,801,609
                                                     ---------       ---------
Shares repurchased:
   Standard Class ...............................     (223,724)       (364,364)
   Service Class ................................     (282,461)        (88,081)
                                                     ---------       ---------
                                                      (506,185)       (452,445)
                                                     ---------       ---------
Net increase ....................................    2,231,569       1,349,164
                                                     =========       =========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                   U.S. Growth-8

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2004 (Unaudited)

                                                 NUMBER OF              MARKET
                                                  SHARES                VALUE
  COMMON STOCK-91.10%
  AEROSPACE & DEFENSE-0.59%
*+Herley Industries ..................            181,900            $ 3,554,326
                                                                     -----------
                                                                       3,554,326
                                                                     -----------
  BANKING & FINANCE-9.15%
 *Boston Private Financial Holdings ..            219,700              5,088,252
  Colonial BancGroup .................            378,000              6,868,260
  Commercial Federal .................            166,700              4,517,570
  Compass Bancshares .................            158,400              6,811,200
 *First Republic Bank ................            133,000              5,729,640
 *Greater Bay Bancorp ................            226,900              6,557,410
  MAF Bancorp ........................            120,000              5,121,600
  Provident Bankshares ...............            178,200              5,139,288
  Republic Bancorp ...................            231,850              3,222,715
 *Riggs National .....................            138,900              2,933,568
 +Sterling Financial .................             92,947              2,962,221
                                                                     -----------
                                                                      54,951,724
                                                                     -----------
  BASIC INDUSTRY/CAPITAL GOODS-11.64%
 *Arch Coal ..........................            182,500              6,677,675
  Crane ..............................            163,200              5,122,848
 *Federal Signal .....................            110,300              2,052,683
*+Griffon ............................            357,730              7,970,224
  Harsco .............................            114,800              5,395,600
*+Insituform Technologies Class A ....            147,100              2,393,317
 +Jacobs Engineering Group ...........             70,300              2,768,414
  Kaydon .............................            196,000              6,062,280
  Mueller Industries .................             99,100              3,547,780
 *Smith (A.O.) .......................             81,750              2,598,833
 *St. Joe ............................            115,700              4,593,290
 +Terex ..............................             95,400              3,256,002
 *Texas Industries ...................            143,900              5,924,363
 *Universal Forest Products ..........             58,600              1,889,850
  Wabtec .............................            289,400              5,220,776
 *Walter Industries ..................            324,500              4,419,690
                                                                     -----------
                                                                      69,893,625
                                                                     -----------
  BUILDINGS & MATERIALS-2.23%
  KB HOME ............................             75,900              5,209,017
 *Thor Industries ....................            172,600              5,775,196
*+WCI Communities ....................            107,600              2,400,556
                                                                     -----------
                                                                      13,384,769
                                                                     -----------
  BUSINESS SERVICES-2.06%
  Brink's ............................            227,200              7,781,600
 +United Stationers ..................            114,700              4,555,884
                                                                     -----------
                                                                      12,337,484
                                                                     -----------
  CABLE, MEDIA & PUBLISHING-0.54%
  Belo Class A .......................            120,800              3,243,480
                                                                     -----------
                                                                       3,243,480
                                                                     -----------
  CHEMICALS-3.11%
 *Fuller (H.B.) ......................            148,400              4,214,560
 *MacDermid ..........................            192,400              6,512,740
 +PolyOne ............................            497,400              3,700,656
 *Spartech ...........................            162,500              4,215,250
                                                                     -----------
                                                                      18,643,206
                                                                     -----------

                                                 NUMBER OF              MARKET
                                                  SHARES                VALUE
  COMMON STOCK (CONTINUED)
  COMPUTERS & TECHNOLOGY-9.58%
*+Actel ..............................            181,600            $ 3,359,600
*+Bell Microproducts .................            329,000              2,661,610
*+Datastream Systems .................            420,000              2,721,600
*+Entegris ...........................            451,000              5,218,070
*+FileNet ............................            131,900              4,164,083
 +Ingram Micro Class A ...............            314,500              4,550,815
 +Insight Enterprises ................            245,300              4,356,528
 +International Rectifier ............            120,100              4,974,542
 +Overland Storage ...................            232,100              3,084,609
*+Photronics .........................            125,900              2,384,546
*+Plexus .............................            337,200              4,552,200
 +QAD ................................            261,200              2,771,332
 +Storage Technology .................            212,200              6,153,800
*+Synnex .............................            207,800              3,262,460
 +Tech Data ..........................             84,500              3,306,485
                                                                     -----------
                                                                      57,522,280
                                                                     -----------
  CONSUMER NON-DURABLES-0.48%
 *Oakley .............................            222,400              2,877,856
                                                                     -----------
                                                                       2,877,856
                                                                     -----------
  CONSUMER PRODUCTS-2.07%
  Bunge Limited ......................            140,700              5,478,858
 +Constellation Brands ...............            187,900              6,976,727
                                                                     -----------
                                                                      12,455,585
                                                                     -----------
  ELECTRONICS & ELECTRICAL
  EQUIPMENT-1.94%
  Symbol Technologies ................            329,100              4,850,934
 +Technitrol .........................            309,700              6,782,430
                                                                     -----------
                                                                      11,633,364
                                                                     -----------
  ENERGY-8.25%
  Chesapeake Energy ..................            416,200              6,126,464
 +Energy Partners ....................            166,400              2,545,920
 +FMC Technologies ...................            163,900              4,720,320
*+Grey Wolf ..........................            904,100              3,833,384
*+Magnum Hunter Resources ............            486,500              5,049,870
 +Newfield Exploration ...............            126,800              7,067,832
*+Newpark Resources ..................            671,600              4,163,920
 *Southwest Gas ......................            191,200              4,613,656
 +W-H Energy Services ................            284,400              5,574,240
 +Whiting Petroleum ..................            232,800              5,854,920
                                                                     -----------
                                                                      49,550,526
                                                                     -----------
  ENVIRONMENTAL SERVICES-1.43%
 +Casella Waste Systems ..............            286,400              3,766,160
 +Tetra Tech .........................            293,900              4,796,448
                                                                     -----------
                                                                       8,562,608
                                                                     -----------
  HEALTHCARE & PHARMACEUTICALS-6.60%
 +Alderwoods Group ...................            324,800              3,962,560
 +America Service Group ..............            107,900              3,749,525
  Arrow International ................             92,000              2,752,640
 *Cooper .............................             54,600              3,449,082
*+Genesis HealthCare .................            103,200              2,996,928
*+Ocular Sciences ....................            186,700              7,094,600
 *Owens & Minor ......................            212,500              5,503,750
*+Province Healthcare ................            146,400              2,510,760
*+RehabCare Group ....................            135,600              3,611,028
 +Service International ..............            546,400              4,026,968
                                                                     -----------
                                                                      39,657,841
                                                                     -----------

                                                               Small Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF              MARKET
                                                  SHARES                VALUE
  COMMON STOCK (CONTINUED)
  INSURANCE-3.48%
 *AmerUs Group .......................            160,700            $ 6,652,980
  Berkley (W.R.) .....................            166,575              7,154,396
 *Harleysville Group .................            149,400              2,816,190
 *Platinum Underwriters Holdings .....            140,200              4,266,286
                                                                     -----------
                                                                      20,889,852
                                                                     -----------
  METALS & MINING-1.88%
  Gibraltar Steel ....................            149,100              4,893,462
*+Golden Star Resources ..............            603,300              2,799,312
*+Meridian Gold ......................            278,000              3,605,660
                                                                     -----------
                                                                      11,298,434
                                                                     -----------
  PACKAGING & CONTAINERS-1.76%
 +Crown Holdings .....................            386,300              3,851,411
 +Pactiv .............................            269,200              6,713,848
                                                                     -----------
                                                                      10,565,259
                                                                     -----------
  PAPER & FOREST PRODUCTS-1.50%
 *Louisiana-Pacific ..................            230,100              5,441,865
 *Wausau-Mosinee Paper ...............            205,900              3,562,070
                                                                     -----------
                                                                       9,003,935
                                                                     -----------
  REITS-4.39%
 *Ashford Hospitality Trust ..........            234,800              1,960,580
  Camden Property Trust ..............            130,000              5,954,000
  Highland Hospitality ...............            336,600              3,382,830
  Pan Pacific Retail Properties ......            115,700              5,845,164
  Prentiss Properties Trust ..........            147,400              4,940,848
  Reckson Associates Realty ..........            156,500              4,297,490
                                                                     -----------
                                                                      26,380,912
                                                                     -----------
  RETAIL-7.24%
 +AnnTaylor Stores ...................            254,100              7,363,818
 +Barnes & Noble .....................            112,600              3,826,148
 *Cato Class A .......................            211,500              4,748,175
*+Department 56 ......................            119,100              1,834,140
*+Electronics Boutique Holdings ......            202,600              5,336,484
*+Jo-Ann Stores ......................            107,455              3,159,177
 *Movie Gallery ......................            176,700              3,454,485
  Pier 1 Imports .....................            194,600              3,442,474
*+Shopko Stores ......................            198,500              2,806,790
*+Sports Authority ...................            105,818              3,798,866
*+Take-Two Interactive Software ......            121,600              3,725,824
                                                                     -----------
                                                                      43,496,381
                                                                     -----------
  TELECOMMUNICATIONS-0.81%
 +NETGEAR ............................            453,000              4,865,220
                                                                     -----------
                                                                       4,865,220
                                                                     -----------
  TEXTILES, APPAREL & FURNITURE-4.82%
 +Carter's ...........................             57,700              1,679,647
 *Furniture Brands International .....            224,700              5,628,735
 *K-Swiss ............................            252,100              5,094,941
  Kellwood ...........................            142,100              6,188,455
 *Phillips-Van Heusen ................            126,700              2,438,975
  Reebok International ...............             95,900              3,450,482
  Wolverine World Wide ...............            168,900              4,433,625
                                                                     -----------
                                                                      28,914,860
                                                                     -----------
  TRANSPORTATION & SHIPPING-3.84%
  Alexander & Baldwin ................            227,600              7,613,220
*+Continental Airlines Class B .......            171,500              1,949,955

                                                 NUMBER OF              MARKET
                                                  SHARES                VALUE
  COMMON STOCK (CONTINUED)
  TRANSPORTATION & SHIPPING (CONTINUED)
*+Kirby ..............................            135,900            $ 5,286,510
 +SCS Transportation .................             77,700              2,050,503
  SkyWest ............................            119,400              2,078,754
 +Yellow Roadway......................            102,600              4,089,636
                                                                     -----------
                                                                      23,068,578
                                                                     -----------
  UTILITIES-1.71%
  Black Hills ........................             65,200              2,053,800
 +El Paso Electric ...................            236,300              3,648,472
  PNM Resources ......................            219,450              4,557,977
                                                                     -----------
                                                                      10,260,249
                                                                     -----------
  TOTAL COMMON STOCK
   (COST $442,169,644) ...............                               547,012,354
                                                                     -----------

  EXCHANGE TRADED FUNDS-2.55%
 *iShares Russell 2000 Value
   Index Fund ........................             89,100             15,324,309
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
   (COST $13,045,239) ................                                15,324,309
                                                                     -----------

  WARRANT-0.00%
 +Magnum Hunter Resources ............             34,780                 17,390
                                                                     -----------
  TOTAL WARRANT (COST $0) ............                                    17,390
                                                                     -----------

                                                 PRINCIPAL
                                                   AMOUNT
  REPURCHASE AGREEMENTS-6.18%
  With BNP Paribas 1.25% 7/1/04
   (dated 6/30/04, to be repurchased at
   $19,325,671, collateralized by
   $3,700,000 U.S. Treasury Bills
   due 11/4/04, market value
   $3,680,927, $13,120,000
   U.S. Treasury Bills due 11/18/04,
   market value $13,041,075, and
   $3,017,000 U.S. Treasury Bills
   due 12/23/04, market value
   2,991,903)                                    $19,325,000         19,325,000
  With UBS Warburg 1.25% 7/1/04
   (dated 6/30/04, to be repurchased
   at $17,767,617, collateralized by
   $3,417,000 U.S. Treasury Notes
   2.25% due 7/31/04, market value
   $3,451,282, $3,417,000 U.S.
   Treasury Notes 5.875% due
   11/15/05, market value $3,597,701,
   and $10,267,000 U.S. Treasury Notes
   5.625% due 5/15/08, market value
   $11,157,206)                                   17,767,000          17,767,000
                                                                     -----------
  TOTAL REPURCHASE AGREEMENTS
   (COST $37,092,000)                                                 37,092,000
                                                                     -----------

  TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL-99.83%
   (COST $492,306,883)                                               599,446,053
                                                                     -----------

                                                               Small Cap Value-2

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                   PRINCIPAL            MARKET
                                                     AMOUNT              VALUE
SECURITIES LENDING COLLATERAL**-21.52%
SHORT-TERM INVESTMENTS
Abbey National New York
 1.19% 10/15/04                                  $ 2,325,600         $ 2,370,084
ABN AMRO Bank Tokyo 1.10% 7/20/04                  2,496,815           2,496,723
Barclays Bank London 1.10% 8/19/04                 3,795,936           3,795,211
Bayerische Landesbank 1.644% 8/30/04               1,996,880           1,997,057
BNP Paribas 1.29% 8/16/04                          4,793,854           4,793,707
CDC IXIS 1.485% 11/12/04                           3,997,408           3,994,756
Citibank 1.06% 7/6/04                              3,994,791           3,994,756
Credit Suisse First Boston
 1.60% 12/13/04                                    3,998,144           3,994,756
Deutsche Bank Financial 1.57% 2/22/05                997,968             999,449
Fortis Bank 1.10% 7/26/04                          5,028,605           5,028,925
General Electric Capital
 1.103% 10/25/04                                   1,698,878           1,700,414
 1.555% 2/3/05                                     1,497,358           1,500,130
 1.569% 10/4/04                                    1,498,058           1,499,470
Goldman Sachs Group LP
 1.14% 7/20/04                                     3,495,487           3,495,412
 1.68% 12/8/04                                     2,346,919           2,346,919
ING Bank NV 1.10% 9/30/04                          3,998,399           3,994,756

                                                   PRINCIPAL            MARKET
                                                     AMOUNT              VALUE
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
Merrill Lynch Mortgage Capital 1.60% 7/12/04     $ 3,994,756         $ 3,994,756

Morgan Stanley
 1.359% 8/1/05                                       996,963             998,689
 1.58% 3/10/05                                     3,994,756           3,994,756
National Rural Utilities 1.302% 8/2/04             6,778,979           6,781,031
Rabobank 1.555% 3/2/05                             4,993,570           4,992,503
Royal Bank of Canada 1.26% 6/27/05                 4,993,433           4,991,947
Royal Bank of Scotland 1.06% 7/2/04                4,995,007           4,995,002
Societe Generale
 1.179% 6/14/05                                    2,506,232           2,505,514
 1.585% 12/8/04                                    3,994,253           3,994,253
Svenska Stockholm 1.10% 8/9/04                     4,994,120           4,993,445
UBS Securities LLC 1.50% 7/1/04                   24,964,708          24,964,708
Union Bank of Switzerland
 1.13% 12/20/04                                    5,008,177           4,993,445
Wachovia Bank NA 1.564% 11/15/04                   3,995,300           3,996,472
Wells Fargo Bank 1.26% 8/1/05                      4,993,445           4,993,445
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
 (COST $129,192,491)                                                 129,192,491
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-121.35% (COST $621,499,374).............................................             728,638,544++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(21.52%)** ...........................................            (129,192,491)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.17% ...................................................               1,011,388
                                                                                                                     ------------

NET ASSETS APPLICABLE TO 22,702,917 SHARES OUTSTANDING-100.00% ..........................................            $600,457,441
                                                                                                                     ============

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($290,803,232/10,991,736 SHARES) .....                  $26.46
                                                                                                                           ======

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($309,654,209/11,711,181 SHARES) ......                  $26.44
                                                                                                                           ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..........................................            $454,286,003
Undistributed net investment income .....................................................................                 352,703
Accumulated net realized gain on investments ............................................................              38,679,565
Net unrealized appreciation of investments ..............................................................             107,139,170
                                                                                                                     ------------
Total net assets ........................................................................................            $600,457,441
                                                                                                                     ============

----------
 +Non-income producing security for the period ended June 30, 2004. ++Includes $127,875,288 of securities loaned.
 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."

                             See accompanying notes.

                                                               Small Cap Value-3

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends ..............................................           $  2,279,453
Interest ...............................................                183,772
Securities lending income ..............................                 98,909
                                                                   ------------
                                                                      2,562,134
                                                                   ------------

EXPENSES:
Management fees ........................................              2,085,711
Distribution expenses-Service Class ....................                423,944
Accounting and administration expenses .................                108,506
Legal and professional fees ............................                 30,339
Dividend disbursing and transfer agent fees
   and expenses ........................................                 27,649
Custodian fees .........................................                 18,046
Reports and statements to shareholders .................                 14,932
Registration fees ......................................                  8,500
Trustees' fees .........................................                  6,600
Other ..................................................                 18,145
                                                                   ------------
                                                                      2,742,372
Less waiver of distribution expenses-Service Class .....                (70,657)
Less expenses paid indirectly ..........................                 (3,491)
                                                                   ------------
Total expenses .........................................              2,668,224
                                                                   ------------

NET INVESTMENT LOSS ....................................               (106,090)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain on investments .......................             39,511,678
Net change in unrealized appreciation/depreciation
 of investments ........................................            (10,143,938)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ........................................             29,367,740
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................           $ 29,261,650
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS           YEAR
                                                 ENDED 6/30/04         ENDED
                                                  (UNAUDITED)        12/31/03
                                                  -----------        --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income (loss) ................    $    (106,090)   $     799,259
                                                 =============    =============
Net realized gain on investments ............       39,511,678       18,144,806
Net change in unrealized appreciation/
 depreciation of investments ................      (10,143,938)     113,235,168
                                                 -------------    -------------
Net increase in net assets resulting
 from operations ............................       29,261,650      132,179,233
                                                 -------------    -------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class .............................         (565,239)        (734,858)
 Service Class ..............................          (53,872)        (354,693)
Net realized gain on investments:
 Standard Class .............................       (5,641,727)              --
 Service Class ..............................       (5,699,617)              --
                                                 -------------    -------------
                                                   (11,960,455)      (1,089,551)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class .............................       36,928,193       61,919,485
 Service Class ..............................       56,763,911       81,971,591
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class .............................        6,206,966          734,858
 Service Class ..............................        5,753,489          354,693
                                                 -------------    -------------
                                                   105,652,559      144,980,627
                                                 -------------    -------------
Cost of shares repurchased:
 Standard Class .............................      (26,776,072)     (39,192,301)
 Service Class ..............................      (10,389,387)     (17,080,623)
                                                 -------------    -------------
                                                   (37,165,459)     (56,272,924)
                                                 -------------    -------------

Increase in net assets derived from
 capital share  transactions ................       68,487,100       88,707,703
                                                 -------------    -------------

NET INCREASE IN NET ASSETS ..................       85,788,295      219,797,385

NET ASSETS:
Beginning of period .........................      514,669,146      294,871,761
                                                 -------------    -------------
End of period (including undistributed
 net investment income of $352,703
 and $1,077,904 respectively) ...............    $ 600,457,441    $ 514,669,146
                                                 =============    =============

                             See accompanying notes

                                                               Small Cap Value-4

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS
                                                           SIX MONTHS
                                                             ENDED
                                                           6/30/04(1)                        YEAR ENDED DECEMBER 31,
                                                          (UNAUDITED)      2003         2002         2001         2000        1999
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ...................    $25.640      $18.140      $19.530      $17.650      $15.360     $16.450


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...............................      0.011        0.068       0.101         0.162        0.182       0.182
Net realized and unrealized gain (loss) on investments .      1.391        7.513       (1.149)       1.899        2.524      (0.997)
                                                            -------      -------      -------      -------      -------     -------
Total from investment operations .......................      1.402        7.581       (1.048)       2.061        2.706      (0.815)
                                                            -------      -------      -------      -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................     (0.053)      (0.081)       (0.104)     (0.181)      (0.185)     (0.195)
Net realized gain on investments .......................     (0.529)           -       (0.238)           -       (0.231)     (0.080)
                                                            -------      -------      -------      -------      -------     -------
Total dividends and distributions ......................     (0.582)      (0.081)       (0.342)     (0.181)      (0.416)     (0.275)
                                                            -------      -------      -------      -------      -------     -------

Net asset value, end of period .........................    $26.460      $25.640      $18.140      $19.530      $17.650     $15.360
                                                            =======      =======      =======      =======      =======     =======

Total return(3) ........................................      5.56%       41.98%       (5.60%)      11.84%       18.18%      (4.86%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ................   $290,803     $265,739     $170,630    $152,827      $103,914     $95,425
Ratio of expenses to average net assets ................      0.83%        0.86%        0.85%        0.84%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...............      0.83%        0.86%        0.85%        0.86%        0.89%       0.85%
Ratio of net investment income to average net assets ...      0.09%        0.32%        0.52%        0.89%        1.18%       1.16%
Ratio of net investment income to average net assets ...
 prior to expense limitation and expenses paid
 indirectly ............................................      0.09%        0.32%        0.52%        0.87%        1.14%       1.16%
Portfolio turnover .....................................        48%          41%          43%          73%          84%         47%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-5

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS
                                                         SIX MONTHS
                                                           ENDED                                                  5/1/00(2)
                                                         6/30/04(1)               YEAR ENDED DECEMBER 31,            TO
                                                         (UNAUDITED)       2003        2002          2001         12/31/00
                                                         -----------------------------------------------------------------
Net asset value, beginning of period ...................   $25.610        $18.130     $19.520      $17.650        $14.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3) ........................    (0.021)         0.020       0.072        0.135          0.124
Net realized and unrealized gain (loss) on investments .     1.385          7.512      (1.147)       1.900          2.666
                                                           -------        -------     -------      -------        -------
Total from investment operations .......................     1.364          7.532      (1.075)       2.035          2.790
                                                           -------        -------     -------      -------        -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................    (0.005)        (0.052)     (0.077)      (0.165)             -
Net realized gain on investments .......................    (0.529)             -      (0.238)           -              -
                                                           -------        -------     -------      -------        -------
Total dividends and distributions ......................    (0.534)        (0.052)     (0.315)      (0.165)             -
                                                           -------        -------     -------      -------        -------

Net asset value, end of period .........................   $26.440        $25.610     $18.130      $19.520        $17.650
                                                           =======        =======     =======      =======        =======

Total return(4) ........................................     5.41%         41.66%      (5.72%)      11.68%         18.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ................  $309,654       $248,930    $124,241      $46,049         $1,254
Ratio of expenses to average net assets ................     1.08%          1.08%       1.00%        0.99%          1.00%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly .......     1.13%          1.11%       1.00%        1.01%          1.06%
Ratio of net investment income to average net assets ...    (0.16%)         0.10%       0.37%        0.74%          1.02%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid
 indirectly.............................................    (0.21%)         0.07%       0.37%        0.72%          0.96%
Portfolio turnover .....................................       48%            41%         43%          73%            84%

----------
(1) Ratios and portfolio turnover have been annualized and total return ha s not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-6

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Through March 31, 2004, certain expenses of the Series were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,307 for the six months ended June 30, 2004. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2004 were approximately $184. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for six months ended June 30, 2004.

                                                               Small Cap Value-7

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2004, the Series had liabilities payable to affiliates as follows:

                       DIVIDEND DISBURSING,
                         TRANSFER AGENT,                OTHER
  INVESTMENT              ACCOUNTING AND               EXPENSES
  MANAGEMENT            ADMINISTRATION AND             PAYABLE
FEE PAYABLE TO            OTHER EXPENSES                TO DMC
     DMC                  PAYABLE TO DSC            AND AFFILIATES*
--------------          --------------------        ---------------
$354,311                       $22,139                  $66,736

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including in house legal services provided to the Series by DMC employees. For the six months ended June 30, 2004, the Series had costs of $6,039.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the six months ended June 30, 2004, the Series made purchases and sales of investment securities as follows:

Purchases other than U.S. government securities and short-term investments          $174,772,238
Sales other than U.S. government securities and short-term investments               124,666,558

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      AGGREGATE           AGGREGATE
     COST OF         UNREALIZED          UNREALIZED           NET UNREALIZED
   INVESTMENTS      APPRECIATION        DEPRECIATION           APPRECIATION
   -----------      ------------        ------------           ------------
$  493,040,860      $118,355,550        $(11,950,357)          $106,405,193

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                          SIX MONTHS            YEAR
                                            ENDED               ENDED
                                           6/30/04*           12/31/03
                                           --------           --------
Ordinary income .....................    $ 3,256,134         $1,089,551
Long-term capital gain ..............      8,704,321                  -
                                         -----------         ----------
                                         $11,960,455         $1,089,551
                                         ===========         ==========

*Tax information for the six months ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                               Small Cap Value-8

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ...........   $454,286,003
Undistributed ordinary income ...........     13,263,731
Undistributed long-term capital gain ....     26,502,514
Unrealized appreciation of investments ..    106,405,193
                                            ------------
Net assets ..............................   $600,457,441
                                            ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                           SIX MONTHS               YEAR
                                                                            ENDED                   ENDED
                                                                            6/30/04                12/31/03
                                                                           ----------             ----------
Shares sold:
 Standard Class ...............................................             1,411,488              2,857,738
 Service Class ................................................             2,167,671              3,711,205

Shares issued upon reinvestment of dividends and distributions:
 Standard Class ...............................................               244,465                 40,600
 Service Class ................................................               226,605                 19,585
                                                                           ----------             ----------
                                                                            4,050,229              6,629,128
                                                                           ----------             ----------
Shares repurchased:
 Standard Class ...............................................            (1,027,945)            (1,942,071)
 Service Class ................................................              (402,927)              (865,093)
                                                                           ----------             ----------
                                                                           (1,430,872)            (2,807,164)
                                                                           ----------             ----------
Net increase ..................................................             2,619,357              3,821,964
                                                                            =========              =========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2004 or at any time during the period.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2004, the market value of securities on loan was $127,875,288, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                               Small Cap Value-9

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

PROXY VOTING
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.










                                                              Small Cap Value-10

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware VIP Trust

JUDE T. DRISCOLL
----------------------
By: Jude T. Driscoll
Title:   Chairman
Date: 8/23/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
----------------------
By: Jude T. Driscoll
Title:   Chairman
Date: 8/23/04

JOSEPH H. HASTINGS
----------------------
By:      Joseph H. Hastings
Title: Chief Financial Officer
Date: 8/23/04